UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5002

DWS Variable Series II

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 09/30/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2007 (Unaudited)

DWS Balanced VIP

	Shares	Value ($)

Common Stocks 59.0%
Consumer Discretionary 6.6%
Auto Components 0.3%
Aftermarket Technology Corp.*	7,900	250,746
American Axle & Manufacturing Holdings, Inc.	10,200	257,550
Autoliv, Inc.	9,100	543,725
Cooper Tire & Rubber Co.	11,300	275,720
Drew Industries, Inc.*	6,500	264,420
GenTek, Inc.*	5,100	153,408

		1,745,569
Automobiles 0.2%
Harley-Davidson, Inc.	21,560	996,288

Distributors 0.0%
Core-Mark Holding Co., Inc.*	500	17,615
Hotels Restaurants & Leisure 1.0%
AFC Enterprises, Inc.*	3,000	45,150
California Pizza Kitchen, Inc.*	7,500	131,775
CKE Restaurants, Inc.	12,600	204,246
McDonald's Corp.	80,400	4,379,388
Monarch Casino & Resort, Inc.*	1,700	48,365
Ruby Tuesday, Inc.	13,300	243,922
Town Sports International Holdings, Inc.*	8,600	130,806
Vail Resorts, Inc.*	5,900	367,511

		5,551,163
Household Durables 0.8%
American Greetings Corp. "A"	14,100	372,240
Blyth, Inc.	4,400	89,980
CSS Industries, Inc.	3,300	118,701
D.R. Horton, Inc.	36,300	465,003
Fortune Brands, Inc.	12,410	1,011,291
Hooker Furniture Corp.	12,000	240,240
M/I Homes, Inc.	13,900	193,071
NVR, Inc.*	2,500	1,175,625
Snap-on, Inc.	15,400	762,916
WCI Communities, Inc.*	2,800	16,772

		4,445,839
Internet & Catalog Retail 0.0%
FTD Group, Inc.	3,800	56,544
GSI Commerce, Inc.*	2,800	74,480
Systemax, Inc.	7,300	149,212

		280,236
Leisure Equipment & Products 0.1%
Hasbro, Inc.	8,000	223,040
Polaris Industries, Inc.	7,000	305,340
Sturm, Ruger & Co., Inc.*	2,600	46,566

		574,946
Media 1.6%
CBS Corp. "B"	55,800	1,757,700
Comcast Corp. "A"*	104,700	2,531,646
Global Sources Ltd.*	4,500	99,765
Lin TV Corp. "A"*	10,700	139,207
LodgeNet Entertainment Corp.*	6,200	157,232
McGraw-Hill Companies, Inc.	24,270	1,235,586
Mediacom Communications Corp. "A"*	19,300	136,065
Omnicom Group, Inc.	40,720	1,958,225
Walt Disney Co.	33,800	1,162,382

		9,177,808
Multiline Retail 1.0%
Kohl's Corp.*	31,480	1,804,748
Nordstrom, Inc.	13,200	618,948
Target Corp.	46,400	2,949,648

		5,373,344
Specialty Retail 1.2%
Best Buy Co., Inc.	14,820	682,016
Collective Brands, Inc.*	700	15,442

Dress Barn, Inc.*	1,600	27,216
GameStop Corp. "A"*	6,900	388,815
Gymboree Corp.*	7,100	250,204
Hot Topic, Inc.*	16,700	124,582
Jo-Ann Stores, Inc.*	9,900	208,890
Jos. A. Bank Clothiers, Inc.*	6,800	227,256
Lowe's Companies, Inc.	23,600	661,272
New York & Co., Inc.*	23,000	140,300
Rent-A-Center, Inc.*	13,700	248,381
Shoe Carnival, Inc.*	1,200	18,936
Staples, Inc.	82,310	1,768,842
The Finish Line, Inc. "A"	29,700	128,898
The Men's Wearhouse, Inc.	6,000	303,120
Tiffany & Co.	22,900	1,198,815
Tween Brands, Inc.*	7,900	259,436
West Marine, Inc.*	12,200	140,910

		6,793,331
Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc.*	34,700	1,640,269
Kellwood Co.	11,600	197,780
Movado Group, Inc.	1,400	44,688
Oxford Industries, Inc.	1,600	57,792
Perry Ellis International, Inc.*	9,400	260,474

		2,201,003
Consumer Staples 5.3%
Beverages 1.5%
Coca-Cola Enterprises, Inc.	99,300	2,405,046
Diageo PLC	82,348	1,809,516
PepsiCo, Inc.	59,460	4,356,040

		8,570,602
Food & Staples Retailing 1.3%
BJ's Wholesale Club, Inc.*	46,600	1,545,256
Casey's General Stores, Inc.	3,400	94,180
Costco Wholesale Corp.	27,300	1,675,401
Ingles Markets, Inc. "A"	700	20,062
Ruddick Corp.	3,100	103,974
Shoppers Drug Mart Corp.	17,400	951,302
Spartan Stores, Inc.	8,300	186,999
Walgreen Co.	57,310	2,707,324

		7,284,498
Food Products 1.1%
Cal-Maine Foods, Inc.	6,200	156,488
Dean Foods Co.	44,160	1,129,613
Flowers Foods, Inc.	2,300	50,140
Fresh Del Monte Produce, Inc.	10,000	287,500
General Mills, Inc.	22,500	1,305,225
Groupe Danone	17,821	1,402,734
Imperial Sugar Co.	5,100	133,263
Kellogg Co.	27,610	1,546,160
Sanderson Farms, Inc.	6,000	250,020

		6,261,143
Household Products 1.1%
Colgate-Palmolive Co.	20,070	1,431,392

Kimberly-Clark Corp.	29,100	2,044,566
Procter & Gamble Co.	42,890	3,016,883

		6,492,841
Tobacco 0.3%
Alliance One International, Inc.*	29,500	192,930
Altria Group, Inc.	17,900	1,244,587

		1,437,517
Energy 8.0%
Energy Equipment & Services 2.1%
Atwood Oceanics, Inc.*	3,500	267,960
Baker Hughes, Inc.	33,850	3,059,025
Grey Wolf, Inc.*	42,900	280,995
Gulf Island Fabrication, Inc.	1,100	42,229
Helmerich & Payne, Inc.	4,800	157,584
Hornbeck Offshore Services, Inc.*	1,100	40,370
Noble Corp.	31,460	1,543,113
Parker Drilling Co.*	8,000	64,960
Pioneer Drilling Co.*	15,200	185,136
Schlumberger Ltd.	42,760	4,489,800
Transocean, Inc.*	13,940	1,575,917
Trico Marine Services, Inc.*	3,800	113,240

		11,820,329
Oil, Gas & Consumable Fuels 5.9%
Alon USA Energy, Inc.	5,900	199,302
Alpha Natural Resources, Inc.*	10,400	241,592
ATP Oil & Gas Corp.*	5,200	244,556
Bois d'Arc Energy, Inc.*	10,900	208,953
Brigham Exploration Co.*	16,100	95,473
Chevron Corp.	56,600	5,296,628
Clayton Williams Energy, Inc.*	1,700	56,100
Comstock Resources, Inc.*	8,100	249,804
ConocoPhillips	34,580	3,035,086
Delek US Holdings, Inc.	1,300	32,604
Devon Energy Corp.	57,070	4,748,224
EOG Resources, Inc.	31,420	2,272,609
ExxonMobil Corp.	60,800	5,627,648
Frontier Oil Corp.	26,400	1,099,296
Hess Corp.	24,800	1,649,944
Marathon Oil Corp.	34,500	1,967,190
Mariner Energy, Inc.*	13,000	269,230
PetroQuest Energy, Inc.*	16,300	174,899
Swift Energy Co.*	6,600	270,072
USEC, Inc.*	21,100	216,275
Valero Energy Corp.	35,570	2,389,593
XTO Energy, Inc.	45,836	2,834,498

		33,179,576
Financials 10.3%
Capital Markets 2.5%
Ameriprise Financial, Inc.	18,500	1,167,535
Apollo Investment Corp.	19,494	405,475
Cohen & Steers, Inc.	800	29,624
Lehman Brothers Holdings, Inc.	28,490	1,758,688
Merrill Lynch & Co., Inc.	19,070	1,359,310

Morgan Stanley	45,400	2,860,200
State Street Corp.	20,440	1,393,190
The Goldman Sachs Group, Inc.	17,800	3,857,972
UBS AG (Registered)	19,176	1,031,065
Waddell & Reed Financial, Inc. "A"	9,900	267,597

		14,130,656
Commercial Banks 1.7%
AmericanWest Bancorp.	1,500	29,415
BancFirst Corp.	400	17,948
Cathay General Bancorp.	5,700	183,597
Center Financial Corp.	1,400	19,474
Citizens Republic Bancorp., Inc.	7,700	124,047
City Holding Co.	1,600	58,256
First Community Bancorp.	1,900	103,949
First Midwest Bancorp., Inc.	7,400	252,784
FirstMerit Corp.	6,400	126,464
Irwin Financial Corp.	4,200	46,284
National Penn Bancshares, Inc.	7,000	114,520
Pacific Capital Bancorp.	14,700	386,610
Sterling Bancshares, Inc.	25,050	285,821
Sterling Financial Corp.	10,000	269,100
SunTrust Banks, Inc.	29,300	2,217,131
SVB Financial Group*	8,400	397,824
Taylor Capital Group, Inc.	2,400	67,032
Trustmark Corp.	600	16,824
UCBH Holdings, Inc.	10,600	185,288
Wells Fargo & Co.	128,100	4,562,922
West Coast Bancorp.	700	19,887

		9,485,177
Consumer Finance 0.7%
American Express Co.	22,710	1,348,293
Capital One Financial Corp.	34,800	2,311,764
Cash America International, Inc.	4,100	154,160
EZCORP, Inc. "A"*	6,800	91,460

		3,905,677
Diversified Financial Services 2.1%
Bank of America Corp.	119,500	6,007,265
Citigroup, Inc.	72,300	3,374,241
CME Group, Inc.	2,595	1,524,173
JPMorgan Chase & Co.	27,700	1,269,214

		12,174,893
Insurance 2.2%
ACE Ltd.	38,600	2,338,002
Aflac, Inc.	25,580	1,459,083
Allied World Assurance Holdings Ltd.	6,900	358,179
American International Group, Inc.	7,500	507,375
Arch Capital Group Ltd.*	2,700	200,907
Aspen Insurance Holdings Ltd.	15,400	429,814
Darwin Professional Underwriters, Inc.*	600	12,960
Endurance Specialty Holdings Ltd.	3,000	124,650
HCC Insurance Holdings, Inc.	26,700	764,688
LandAmerica Financial Group, Inc.	6,200	241,676
Max Capital Group Ltd.	1,000	28,040
Navigators Group, Inc.*	500	27,125

NYMAGIC, Inc.	5,300	147,393
Safety Insurance Group, Inc.	6,800	244,392
Seabright Insurance Holdings*	6,900	117,783
The Travelers Companies, Inc.	27,000	1,359,180
W.R. Berkley Corp.	64,800	1,920,024
XL Capital Ltd. "A"	25,200	1,995,840

		12,277,111
Real Estate Investment Trusts 1.0%
Alexandria Real Estate Equities, Inc. (REIT)	1,700	163,642
Apartment Investment & Management Co. "A" (REIT)	4,100	185,033
AvalonBay Communities, Inc. (REIT)	3,000	354,180
BioMed Realty Trust, Inc. (REIT)	4,000	96,400
Corporate Office Properties Trust (REIT)	2,800	116,564
Cousins Properties, Inc. (REIT)	3,500	102,760
EastGroup Properties, Inc. (REIT)	500	22,630
Equity Lifestyle Properties, Inc. (REIT)	1,700	88,060
Equity Residential (REIT)	9,000	381,240
First Industrial Realty Trust, Inc. (REIT)	4,300	167,141
Glimcher Realty Trust (REIT)	3,600	84,600
Healthcare Realty Trust, Inc. (REIT)	2,600	69,316
Home Properties, Inc. (REIT)	2,900	151,322
Hospitality Properties Trust (REIT)	7,300	296,745
Host Hotels & Resorts, Inc. (REIT)	12,900	289,476
Kimco Realty Corp. (REIT)	5,000	226,050
LaSalle Hotel Properties (REIT)	2,200	92,576
Lexington Realty Trust (REIT)	7,400	148,074
LTC Properties, Inc. (REIT)	700	16,569
Mid-America Apartment Communities, Inc. (REIT)	1,600	79,760
Nationwide Health Properties, Inc. (REIT)	3,400	102,442
Newcastle Investment Corp. (REIT)	5,100	89,862
OMEGA Healthcare Investors, Inc. (REIT)	2,700	41,931
Parkway Properties, Inc. (REIT)	2,700	119,178
Pennsylvania Real Estate Investment Trust (REIT)	2,000	77,880
Potlatch Corp. (REIT)	4,000	180,120
ProLogis (REIT)	4,300	285,305
Public Storage (REIT)	3,300	259,545
RAIT Financial Trust (REIT)	2,900	23,867
Realty Income Corp. (REIT)	3,800	106,210
Senior Housing Properties Trust (REIT)	7,800	172,068
Simon Property Group, Inc. (REIT)	4,100	410,000
Sovran Self Storage, Inc. (REIT)	1,500	68,760
Strategic Hotels & Resorts, Inc. (REIT)	4,900	100,891
Sun Communities, Inc. (REIT)	400	12,032
Sunstone Hotel Investors, Inc. (REIT)	5,300	135,892
Urstadt Biddle Properties "A" (REIT)	600	9,282
Vornado Realty Trust (REIT)	4,600	503,010
Washington Real Estate Investment Trust (REIT)	4,300	142,674

		5,973,087
Thrifts & Mortgage Finance 0.1%
First Niagara Financial Group, Inc.	4,000	56,600
NewAlliance Bancshares, Inc.	4,200	61,656
Ocwen Financial Corp.*	22,600	213,118
WSFS Financial Corp.	1,700	106,080

		437,454

Health Care 7.7%
Biotechnology 1.3%
Celgene Corp.*	15,200	1,083,912
Cubist Pharmaceuticals, Inc.*	10,900	230,317
Genentech, Inc.*	29,390	2,293,008
Gilead Sciences, Inc.*	86,480	3,534,437
Onyx Pharmaceuticals, Inc.*	4,300	187,136
OSI Pharmaceuticals, Inc.*	7,100	241,329

		7,570,139
Health Care Equipment & Supplies 1.7%
Baxter International, Inc.	49,720	2,798,242
C.R. Bard, Inc.	16,250	1,433,087
Cutera, Inc.*	1,000	26,210
Hologic, Inc.*	6,700	408,700
Medtronic, Inc.	44,300	2,498,963
Quidel Corp.*	11,000	215,160
West Pharmaceutical Services, Inc.	4,500	187,470
Zimmer Holdings, Inc.*	23,190	1,878,158

		9,445,990
Health Care Providers & Services 1.6%
Aetna, Inc.	29,900	1,622,673
Alliance Imaging, Inc.*	16,000	144,960
Amedisys, Inc.*	6,700	257,414
American Dental Partners, Inc.*	7,400	207,274
Apria Healthcare Group, Inc.*	11,100	288,711
Centene Corp.*	10,500	225,855
CorVel Corp.*	7,800	180,336
Healthspring, Inc.*	15,300	298,350
Kindred Healthcare, Inc.*	12,100	216,711
Laboratory Corp. of America Holdings*	15,300	1,196,919
Magellan Health Services, Inc.*	8,700	353,046
MedCath Corp.*	6,400	175,744
RehabCare Group, Inc.*	2,400	42,216
Res-Care, Inc.*	2,200	50,248
UnitedHealth Group, Inc.	36,530	1,769,148
WellPoint, Inc.*	27,100	2,138,732

		9,168,337
Health Care Technology 0.1%
Eclipsys Corp.*	900	20,988
Omnicell, Inc.*	5,400	154,116
Phase Forward, Inc.*	11,200	224,112
TriZetto Group, Inc.*	6,600	115,566

		514,782
Life Sciences Tools & Services 0.5%
Albany Molecular Research, Inc.*	2,600	39,260
Cambrex Corp.	20,900	227,601
Kendle International, Inc.*	4,400	182,732
PAREXEL International Corp.*	6,300	260,001
Thermo Fisher Scientific, Inc.*	28,100	1,621,932
Ventana Medical Systems, Inc.*	3,300	283,503

		2,615,029
Pharmaceuticals 2.5%
Abbott Laboratories	32,140	1,723,347

Alpharma, Inc. "A"	4,200	89,712
Caraco Pharmaceutical Laboratories Ltd.*	6,500	99,125
Eli Lilly & Co.	60,520	3,445,404
Johnson & Johnson	91,282	5,997,227
Medicis Pharmaceutical Corp. "A"	9,400	286,794
Merck & Co., Inc.	9,300	480,717
Noven Pharmaceuticals, Inc.*	10,900	173,637
Perrigo Co.	4,000	85,400
Pfizer, Inc.	51,300	1,253,259
Salix Pharmaceuticals Ltd.*	11,100	137,862
Sciele Pharma, Inc.*	5,200	135,304
Valeant Pharmaceuticals International*	15,600	241,488
ViroPharma, Inc.*	15,200	135,280

		14,284,556
Industrials 6.8%
Aerospace & Defense 1.6%
Cubic Corp.	5,500	231,935
Esterline Technologies Corp.*	5,100	290,955
Goodrich Corp.	14,900	1,016,627
Honeywell International, Inc.	75,300	4,478,091
United Technologies Corp.	34,240	2,755,635

		8,773,243
Airlines 0.2%
Alaska Air Group, Inc.*	11,300	260,917
SkyWest, Inc.	3,900	98,163
US Airways Group, Inc.*	32,000	840,000

		1,199,080
Building Products 0.1%
American Woodmark Corp.	7,700	190,883
Builders FirstSource, Inc.*	20,800	224,224
Lennox International, Inc.	2,500	84,500

		499,607
Commercial Services & Supplies 0.5%
Administaff, Inc.	4,500	163,350
Allied Waste Industries, Inc.*	22,400	285,600
Casella Waste Systems, Inc. "A"*	11,000	137,940
Cenveo Inc.*	10,700	231,441
COMSYS IT Partners, Inc.*	6,800	114,308
Deluxe Corp.	8,300	305,772
Diamond Management & Technology Consultants, Inc.	16,400	150,880
GeoEye, Inc.*	3,600	92,700
Heidrick & Struggles International, Inc.*	6,000	218,700
Hudson Highland Group, Inc.*	13,600	173,128
Huron Consulting Group, Inc.*	4,000	290,480
Kforce, Inc.*	7,500	96,450
Korn/Ferry International*	3,200	52,832
Labor Ready, Inc.*	5,500	101,805
Layne Christensen Co.*	4,600	255,208
Waste Industries USA, Inc.	6,200	177,444
Watson Wyatt Worldwide, Inc. "A"	3,400	152,796

		3,000,834
Construction & Engineering 0.1%
EMCOR Group, Inc.*	10,900	341,824

Michael Baker Corp.*	4,300	210,743
Perini Corp.*	4,500	251,685

		804,252
Electrical Equipment 0.9%
Acuity Brands, Inc.	6,100	307,928
Baldor Electric Co.	2,000	79,900
Belden, Inc.	6,000	281,460
Emerson Electric Co.	70,340	3,743,495
Encore Wire Corp.	7,900	198,527
II-VI, Inc.*	7,700	265,881
Superior Essex, Inc.*	6,800	253,504

		5,130,695
Industrial Conglomerates 1.4%
General Electric Co.	154,440	6,393,816
Teleflex, Inc.	14,100	1,098,672
Tredegar Corp.	10,800	186,300

		7,678,788
Machinery 1.4%
AGCO Corp.*	27,000	1,370,790
Astec Industries, Inc.*	4,200	241,290
Badger Meter, Inc.	6,100	195,505
Cascade Corp.	3,900	254,163
Caterpillar, Inc.	19,370	1,519,189
CLARCOR, Inc.	7,300	249,733
Greenbrier Companies, Inc.	7,200	192,312
Parker Hannifin Corp.	29,800	3,332,534
RBC Bearings, Inc.*	200	7,670
SPX Corp.	4,800	444,288
Sun Hydraulics Corp.	6,200	197,160
Xerium Technologies, Inc.	12,700	68,580

		8,073,214
Road & Rail 0.6%
Canadian National Railway Co.	17,900	1,020,300
Dollar Thrifty Automotive Group, Inc.*	6,400	222,016
Marten Transport Ltd.*	5,600	86,296
Ryder System, Inc.	34,800	1,705,200
Saia, Inc.*	6,900	114,057

		3,147,869
Trading Companies & Distributors 0.0%
Electro Rent Corp.	4,000	56,040
Information Technology 8.4%
Communications Equipment 1.0%
C-COR, Inc.*	19,500	224,055
Cisco Systems, Inc.*	95,370	3,157,700
Comtech Telecommunications Corp.*	5,100	272,799
Dycom Industries, Inc.*	6,600	202,158
MasTec, Inc.*	17,600	247,632
Plantronics, Inc.	5,200	148,460
Polycom, Inc.*	3,900	104,754
QUALCOMM, Inc.	34,330	1,450,786
Tekelec*	2,900	35,090

		5,843,434

Computers & Peripherals 2.5%
Apple, Inc.*	28,300	4,345,182
EMC Corp.*	113,530	2,361,424
Emulex Corp.*	14,000	268,380
Hewlett-Packard Co.	44,700	2,225,613
International Business Machines Corp.	42,840	5,046,552
Intevac, Inc.*	10,000	152,000

		14,399,151
Electronic Equipment & Instruments 0.5%
Arrow Electronics, Inc.*	25,700	1,092,764
Avnet, Inc.*	14,000	558,040
LoJack Corp.*	1,400	26,544
Mettler-Toledo International, Inc.*	9,700	989,400
Rofin-Sinar Technologies, Inc.*	1,700	119,357
Technitrol, Inc.	1,300	35,035

		2,821,140
Internet Software & Services 0.5%
DealerTrack Holdings, Inc.*	1,000	41,880
EarthLink, Inc.*	4,100	32,472
Google, Inc. "A"*	3,015	1,710,319
Greenfield Online, Inc.*	13,000	198,250
InfoSpace, Inc.	2,400	42,144
Internap Network Services Corp.*	11,600	164,372
j2 Global Communications, Inc.*	4,200	137,466
Sohu.com, Inc.*	3,100	116,901
United Online, Inc.	9,000	135,090
ValueClick, Inc.*	7,800	175,188
Websense, Inc.*	5,900	116,407

		2,870,489
IT Services 1.0%
Accenture Ltd. "A"	55,210	2,222,203
Computer Sciences Corp.*	27,400	1,531,660
Global Cash Access Holdings, Inc.*	800	8,472
ManTech International Corp. "A"*	6,600	237,468
MAXIMUS, Inc.	2,300	100,234
Paychex, Inc.	32,500	1,332,500

		5,432,537
Semiconductors & Semiconductor Equipment 1.3%
Asyst Technologies, Inc.*	32,800	173,512
Broadcom Corp. "A"*	26,740	974,405
Intel Corp.	112,800	2,917,008
Micrel, Inc.	4,900	52,920
Monolithic Power Systems, Inc.*	6,200	157,480
Pericom Semiconductor Corp.*	1,900	22,268
Photronics, Inc.*	4,400	50,204
RF Micro Devices, Inc.*	35,400	238,242
SiRF Technology Holdings, Inc.*	4,000	85,400
Skyworks Solutions, Inc.*	27,100	244,984
Teradyne, Inc.*	3,600	49,680
Texas Instruments, Inc.	58,330	2,134,295

		7,100,398
Software 1.6%
Actuate Corp.*	31,900	205,755
Adobe Systems, Inc.*	36,350	1,587,041
Aspen Technology, Inc.*	18,500	264,920

Electronic Arts, Inc.*	25,100	1,405,349
FalconStor Software, Inc.*	19,200	231,360
Interactive Intelligence, Inc.*	800	15,200
Jack Henry & Associates, Inc.	12,900	333,594
Microsoft Corp.	99,750	2,938,635
Nuance Communications, Inc.*	5,200	100,412
SPSS, Inc.*	6,000	246,840
Ultimate Software Group, Inc.*	9,600	335,040
VASCO Data Security International, Inc.*	4,900	173,019
VMware, Inc. "A"*	11,600	986,000

		8,823,165
Materials 2.5%
Chemicals 1.6%
Arch Chemicals, Inc.	2,000	93,760
Chemtura Corp.	18,700	166,243
Dow Chemical Co.	48,900	2,105,634
Ecolab, Inc.	33,850	1,597,720
Innospec, Inc.	5,500	125,290
Lubrizol Corp.	13,500	878,310
Monsanto Co.	19,400	1,663,356
PolyOne Corp.*	17,900	133,713
Praxair, Inc.	22,700	1,901,352
Rockwood Holdings, Inc.*	200	7,166
Spartech Corp.	14,500	247,370
Terra Industries, Inc.*	11,100	346,986

		9,266,900
Containers & Packaging 0.3%
Greif, Inc. "A"	1,300	78,884
Rock-Tenn Co. "A"	9,700	280,330
Silgan Holdings, Inc.	3,600	193,500
Sonoco Products Co.	28,700	866,166

		1,418,880
Metals & Mining 0.6%
Alcoa, Inc.	55,500	2,171,160
Freeport-McMoRan Copper & Gold, Inc.	9,600	1,006,944

		3,178,104
Paper & Forest Products 0.0%
Buckeye Technologies, Inc.*	14,700	222,558
Telecommunication Services 2.0%
Diversified Telecommunication Services 1.8%
Alaska Communications Systems Group, Inc.	18,400	265,880
AT&T, Inc.	83,500	3,532,885
Atlantic Tele-Network, Inc.	5,700	207,195
CenturyTel, Inc.	8,500	392,870
Cincinnati Bell, Inc.*	62,500	308,750
Embarq Corp.	26,900	1,495,640
Premiere Global Services, Inc.*	10,100	127,765
Verizon Communications, Inc.	73,300	3,245,724
Windstream Corp.	20,400	288,048

		9,864,757
Wireless Telecommunication Services 0.2%
American Tower Corp. "A"*	18,900	822,906
Centennial Communications Corp.*	24,400	246,928

USA Mobility, Inc.*	14,600	246,302

		1,316,136
Utilities 1.4%
Electric Utilities 0.9%
American Electric Power Co., Inc.	3,900	179,712
Edison International	19,500	1,081,275
FirstEnergy Corp.	44,800	2,837,632
Northeast Utilities	23,700	677,109
Westar Energy, Inc.	400	9,824

		4,785,552
Gas Utilities 0.1%
Piedmont Natural Gas Co., Inc.	2,400	60,216
South Jersey Industries, Inc.	2,900	100,920
Southwest Gas Corp.	7,800	220,662
UGI Corp.	8,900	231,222
WGL Holdings, Inc.	5,400	183,006

		796,026
Multi-Utilities 0.4%
Dominion Resources, Inc.	1,100	92,730
PG&E Corp.	6,200	296,360
PNM Resources, Inc.	9,600	223,488
Sempra Energy	31,500	1,830,780

		2,443,358

Total Common Stocks (Cost $261,187,852)		333,132,743
Preferred Stocks 0.0%
Financials
Farm Credit Bank of Texas, Series 1, 7.561% (Cost $232,160)	218,000	236,077
Convertible Preferred Stocks 0.0%
Consumer Discretionary
ION Media Networks, Inc. 144A, 12.0% (Cost $8,344)	60,000	5,130
	Principal Amount ($) (a)	Value ($)

Corporate Bonds 12.2%
Consumer Discretionary 2.9%
AAC Group Holding Corp., 14.75%, 10/1/2012 (PIK)	77,486	75,936
Affinia Group, Inc., 9.0%, 11/30/2014	150,000	141,000
AMC Entertainment, Inc., 8.0%, 3/1/2014	225,000	214,312
American Achievement Corp., 8.25%, 4/1/2012	45,000	44,775
American Media Operations, Inc., Series B, 10.25%, 5/1/2009	60,000	53,400
Asbury Automotive Group, Inc.:
144A, 7.625%, 3/15/2017	100,000	92,000
8.0%, 3/15/2014	45,000	43,425
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015	75,000	72,937
Buffets, Inc., 12.5%, 11/1/2014	60,000	42,000
Burlington Coat Factory Warehouse Corp., 11.125%, 4/15/2014	90,000	84,150
Cablecom Luxembourg SCA, 144A, 8.0%, 11/1/2016 EUR	50,000	69,872
Cablevision Systems Corp., Series B, 9.82% **, 4/1/2009	60,000	61,800
Caesars Entertainment, Inc., 8.875%, 9/15/2008	105,000	107,231

CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015	75,000	75,750
Charter Communications Holdings LLC:
Series B, 10.25%, 9/15/2010	145,000	150,800
10.25%, 9/15/2010	490,000	501,025
11.0%, 10/1/2015	416,000	421,200
Cirsa Capital Luxembourg, 144A, 7.875%, 7/15/2012 EUR	50,000	66,663
Claire's Stores, Inc., 144A, 9.25%, 6/1/2015	45,000	38,925
Comcast Corp., 6.3%, 11/15/2017	1,250,000	1,270,542
Cooper-Standard Automotive, Inc., 8.375%, 12/15/2014	65,000	56,550
CSC Holdings, Inc.:
7.25%, 7/15/2008	80,000	80,200
7.875%, 12/15/2007	240,000	240,300
Series B, 8.125%, 7/15/2009	45,000	45,788
Series B, 8.125%, 8/15/2009	35,000	35,613
Denny's Corp. Holdings, Inc., 10.0%, 10/1/2012	30,000	30,975
Dex Media East LLC/Financial, 12.125%, 11/15/2012	638,000	681,065
Dollar General Corp., 144A, 10.625%, 7/15/2015	90,000	84,600
Dollarama Group LP, 144A, 11.16% **, 8/15/2012	69,000	69,345
EchoStar DBS Corp.:
6.625%, 10/1/2014	130,000	130,650
7.125%, 2/1/2016	100,000	102,750
Fontainebleau Las Vegas Holdings LLC, 144A, 10.25%, 6/15/2015	125,000	117,187
Foot Locker, Inc., 8.5%, 1/15/2022	30,000	28,650
French Lick Resorts & Casinos LLC, 144A, 10.75%, 4/15/2014	320,000	254,400
General Motors Corp.:
7.2%, 1/15/2011	220,000	210,100
7.4%, 9/1/2025	85,000	68,425
8.375%, 7/15/2033	210,000	184,012
Goodyear Tire & Rubber Co., 11.25%, 3/1/2011	525,000	562,406
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015	85,000	85,000
Group 1 Automotive, Inc., 8.25%, 8/15/2013	45,000	45,000
Hanesbrands, Inc., Series B, 8.784% **, 12/15/2014	130,000	129,350
Hertz Corp.:
8.875%, 1/1/2014	210,000	216,300
10.5%, 1/1/2016	50,000	54,000
Idearc, Inc., 8.0%, 11/15/2016	435,000	433,912
ION Media Networks, Inc.:
144A, 11.0%, 7/31/2013	54,000	43,970
144A, 11.61% **, 1/15/2013	85,000	86,700
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014	180,000	161,100
Jacobs Entertainment, Inc., 9.75%, 6/15/2014	160,000	159,200
Jarden Corp., 7.5%, 5/1/2017	75,000	72,563
JC Penney Corp., Inc., 8.0%, 3/1/2010	500,000	532,059
Liberty Media LLC:
5.7%, 5/15/2013	20,000	18,685
8.25%, 2/1/2030	125,000	122,500
8.5%, 7/15/2029	135,000	136,473
Majestic Star Casino LLC, 9.5%, 10/15/2010	15,000	14,400
Mediacom Broadband LLC, 8.5%, 10/15/2015	5,000	5,013
MediMedia USA, Inc., 144A, 11.375%, 11/15/2014	45,000	46,350
Metaldyne Corp.:
10.0%, 11/1/2013	75,000	71,250
11.0%, 6/15/2012	25,000	21,438
MGM MIRAGE:
6.75%, 9/1/2012	35,000	34,431
8.375%, 2/1/2011	80,000	83,400
Michaels Stores, Inc., 10.0%, 11/1/2014	135,000	138,375

MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010	155,000	159,262
News America, Inc., 6.15%, 3/1/2037	750,000	699,439
Norcraft Holdings/Capital, Step-up Coupon, 0% to 9/1/2008, 9.75% to 9/1/2012	240,000	214,800
OSI Restaurant Partners, Inc., 144A, 10.0%, 6/15/2015	100,000	88,500
Penske Automotive Group, Inc., 7.75%, 12/15/2016	220,000	210,650
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013	90,000	92,700
Quebecor Media, Inc., 144A, 7.75%, 3/15/2016 (g)	60,000	57,600
Quebecor World, Inc., 144A, 9.75%, 1/15/2015	75,000	71,813
Quiksilver, Inc., 6.875%, 4/15/2015	100,000	95,750
Reader's Digest Association, Inc., 144A, 9.0%, 2/15/2017	60,000	54,000
Sabre Holdings Corp., 8.35%, 3/15/2016	80,000	72,000
Sbarro, Inc., 10.375%, 2/1/2015	50,000	45,500
Seminole Hard Rock Entertainment, Inc., 144A, 8.194% **, 3/15/2014	100,000	97,625
Shingle Springs Tribal Gaming Authority, 144A, 9.375%, 6/15/2015	75,000	75,750
Simmons Co.:
Step-up Coupon, 0% to 12/15/2009, 10.0% to 12/15/2014	285,000	227,287
7.875%, 1/15/2014	60,000	57,600
Sinclair Broadcast Group, Inc., 8.0%, 3/15/2012	46,000	47,035
Sirius Satellite Radio, Inc., 9.625%, 8/1/2013	130,000	129,025
Six Flags, Inc., 9.75%, 4/15/2013	40,000	33,900
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013	90,000	88,875
Station Casinos, Inc., 6.5%, 2/1/2014	195,000	171,600
TCI Communications, Inc., 8.75%, 8/1/2015	135,000	156,498
Telenet Group Holding NV, 144A, Step-up Coupon, 0% to 12/15/2008, 11.5% to 6/15/2014	439,000	434,610
The Bon-Ton Stores, Inc., 10.25%, 3/15/2014	65,000	60,775
Time Warner Cable, Inc., 144A, 5.4%, 7/2/2012	810,000	800,039
Toys "R" Us, Inc., 7.375%, 10/15/2018	75,000	60,188
Travelport LLC:
9.875%, 9/1/2014	35,000	35,700
10.246% **, 9/1/2014	65,000	65,000
11.875%, 9/1/2016	35,000	36,663
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015	190,000	158,175
TRW Automotive, Inc., 144A, 7.0%, 3/15/2014	50,000	48,500
United Components, Inc., 9.375%, 6/15/2013	15,000	15,225
Univision Communications, Inc., 144A, 9.75%, 3/15/2015 (PIK)	350,000	341,250
UPC Holding BV, 144A, 7.75%, 1/15/2014 EUR	100,000	140,100
Vitro SAB de CV:
8.625%, 2/1/2012	55,000	54,175
9.125%, 2/1/2017	115,000	112,987
Series A, 11.75%, 11/1/2013	35,000	37,800
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009	65,000	65,163
Wyndham Worldwide Corp., 6.0%, 12/1/2016	830,000	803,822
XM Satellite Radio, Inc., 9.75%, 5/1/2014	175,000	175,437
Young Broadcasting, Inc., 8.75%, 1/15/2014	420,000	354,900

		16,069,946
Consumer Staples 0.5%
Alliance One International, Inc., 144A, 8.5%, 5/15/2012	40,000	39,200
CVS Caremark Corp., 6.25%, 6/1/2027	750,000	726,841
Del Laboratories, Inc., 8.0%, 2/1/2012	80,000	73,600
Delhaize America, Inc.:
8.05%, 4/15/2027	30,000	31,938
9.0%, 4/15/2031	201,000	239,447
General Nutrition Center, Inc., 10.009% **, 3/15/2014 (PIK)	100,000	96,000
Harry & David Holdings, Inc., 10.621% **, 3/1/2012	95,000	91,200
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012	348,750	321,722

Pilgrim's Pride Corp., 7.625%, 5/1/2015	35,000	35,525
Rite Aid Corp.:
7.5%, 3/1/2017	145,000	136,481
144A, 9.5%, 6/15/2017	70,000	65,450
Smithfield Foods, Inc., 7.75%, 7/1/2017	105,000	107,625
Tereos Europe SA, 144A, 6.375%, 4/15/2014 EUR	75,000	99,995
Viskase Companies, Inc., 11.5%, 6/15/2011	480,000	480,000

		2,545,024
Energy 0.9%
Belden & Blake Corp., 8.75%, 7/15/2012	395,000	401,912
Chaparral Energy, Inc., 8.5%, 12/1/2015	105,000	98,438
Chesapeake Energy Corp.:
6.25%, 1/15/2018	55,000	53,075
6.875%, 1/15/2016	280,000	280,000
7.75%, 1/15/2015	40,000	41,150
Cimarex Energy Co., 7.125%, 5/1/2017	75,000	74,438
Complete Production Services, Inc., 8.0%, 12/15/2016	130,000	128,537
Delta Petroleum Corp., 7.0%, 4/1/2015	205,000	174,250
Denbury Resources, Inc., 7.5%, 12/15/2015	30,000	30,750
Dynegy Holdings, Inc.:
6.875%, 4/1/2011	25,000	24,563
8.375%, 5/1/2016	160,000	160,800
Energy Partners Ltd., 144A, 9.75%, 4/15/2014	75,000	72,000
Frontier Oil Corp., 6.625%, 10/1/2011	65,000	63,863
Kinder Morgan Energy Partners LP, 6.0%, 2/1/2017	381,000	376,684
Mariner Energy, Inc.:
7.5%, 4/15/2013	30,000	29,100
8.0%, 5/15/2017	60,000	58,650
OPTI Canada, Inc.:
144A, 7.875%, 12/15/2014	115,000	115,000
144A, 8.25%, 12/15/2014	85,000	85,638
Plains Exploration & Production Co., 7.0%, 3/15/2017	45,000	42,075
Quicksilver Resources, Inc., 7.125%, 4/1/2016	55,000	54,175
Sabine Pass LNG LP:
7.25%, 11/30/2013	100,000	98,500
7.5%, 11/30/2016	300,000	295,500
Southern Natural Gas Co., 144A, 5.9%, 4/1/2017	895,000	871,010
Stone Energy Corp., 6.75%, 12/15/2014	250,000	231,250
Tennessee Gas Pipeline Co., 7.625%, 4/1/2037	75,000	81,433
Tesoro Corp., 144A, 6.5%, 6/1/2017	115,000	114,137
VeraSun Energy Corp., 144A, 9.375%, 6/1/2017	55,000	47,300
Whiting Petroleum Corp.:
7.0%, 2/1/2014	85,000	81,600
7.25%, 5/1/2012	135,000	132,637
7.25%, 5/1/2013	30,000	29,250
Williams Companies, Inc.:
8.125%, 3/15/2012	275,000	296,312
8.75%, 3/15/2032	430,000	495,037
Williams Partners LP, 7.25%, 2/1/2017	75,000	76,500

		5,215,564
Financials 2.5%
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015	240,000	213,600
Allied World Assurance Holdings, Ltd., 7.5%, 8/1/2016	1,000,000	1,048,417
Ashton Woods USA LLC, 9.5%, 10/1/2015	230,000	181,700
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014	45,000	42,300

CEVA Group PLC, 144A, 8.5%, 12/1/2014 EUR	75,000	89,835
CIT Group, Inc., 6.1%, 3/15/2067	750,000	618,921
Conproca SA de CV, Series REG S, 12.0%, 6/16/2010	405,000	447,525
Countrywide Financial Corp., 5.8% **, 5/7/2012	625,000	581,864
Daimler Finance North America LLC, Series E, 5.886% **, 10/31/2008	389,000	388,568
E*TRADE Financial Corp.:
7.375%, 9/15/2013	80,000	74,800
7.875%, 12/1/2015	135,000	124,875
8.0%, 6/15/2011	130,000	129,350
Ford Motor Credit Co., LLC:
7.25%, 10/25/2011	435,000	407,645
7.375%, 10/28/2009	1,055,000	1,034,488
7.875%, 6/15/2010	295,000	288,370
8.11% **, 1/13/2012	100,000	94,491
GMAC LLC:
4.375%, 12/10/2007	134,000	133,348
6.875%, 9/15/2011	1,135,000	1,080,139
8.0%, 11/1/2031	174,000	170,708
Hawker Beechcraft Acquisition Co., LLC:
144A, 8.5%, 4/1/2015	155,000	158,487
144A, 9.75%, 4/1/2017	110,000	112,475
Hexion US Finance Corp., 9.75%, 11/15/2014	90,000	99,000
Hub International Holdings, Inc., 144A, 9.0%, 12/15/2014	60,000	57,600
Inmarsat Finance PLC, Step-up Coupon, 0% to 11/15/2008, 10.375% to 11/15/2012	85,000	81,387
iPayment, Inc., 9.75%, 5/15/2014	80,000	76,400
JPMorgan Chase Bank NA, 6.0%, 10/1/2017	750,000	757,270
KAR Holdings, Inc.:
144A, 8.75%, 5/1/2014	80,000	76,600
144A, 10.0%, 5/1/2015	60,000	56,250
Lehman Brothers Holdings, Inc., 7.0%, 9/27/2027	125,000	127,986
Local TV Finance LLC, 144A, 9.25%, 6/15/2015 (PIK)	75,000	70,500
Merrill Lynch & Co., Inc., Series C, 6.4%, 8/28/2017	1,250,000	1,289,739
Morgan Stanley, Series F, 5.75%, 8/31/2012	1,250,000	1,252,115
New ASAT (Finance) Ltd., 9.25%, 2/1/2011	95,000	71,250
Petroplus Finance Ltd., 144A, 7.0%, 5/1/2017	75,000	71,250
Pinnacle Foods Finance LLC, 144A, 9.25%, 4/1/2015	65,000	61,912
Popular North America, Inc., Series E, 3.875%, 10/1/2008	1,000,000	981,902
Realogy Corp., 144A, 12.375%, 4/15/2015	60,000	45,300
Residential Capital LLC:
6.224% **, 6/9/2008	30,000	27,600
7.125%, 11/21/2008	150,000	134,250
7.8% **, 11/21/2008	235,000	210,912
Triad Acquisition Corp., Series B, 11.125%, 5/1/2013	55,000	47,025
U.S.I. Holdings Corp.:
144A, 9.433% **, 11/15/2014	45,000	42,750
144A, 9.75%, 5/15/2015	60,000	53,850
UCI Holdco, Inc., 144A, 12.694% **, 12/15/2013 (PIK)	93,279	88,615
Universal City Development Partners, 11.75%, 4/1/2010	370,000	386,650
Wimar Opco LLC, 144A, 9.625%, 12/15/2014	395,000	306,125
Yankee Acquisition Corp.:
Series B, 8.5%, 2/15/2015	55,000	53,350
Series B, 9.75%, 2/15/2017	45,000	42,525

		13,992,019
Health Care 0.4%
Advanced Medical Optics, Inc., 7.5%, 5/1/2017	120,000	110,400
Community Health Systems, Inc., 144A, 8.875%, 7/15/2015	590,000	606,225

HCA, Inc.:
6.5%, 2/15/2016	150,000	127,500
144A, 9.125%, 11/15/2014	120,000	126,600
144A, 9.25%, 11/15/2016	250,000	265,625
HEALTHSOUTH Corp.:
10.75%, 6/15/2016	140,000	147,350
11.409% **, 6/15/2014	30,000	31,275
IASIS Healthcare LLC:
8.75%, 6/15/2014	60,000	60,750
10.61% **, 6/15/2014	71,856	68,263
Omnicare, Inc., 6.125%, 6/1/2013	30,000	27,450
Psychiatric Solutions, Inc., 7.75%, 7/15/2015	70,000	70,875
PTS Acquisition Corp., 144A, 9.5%, 4/15/2015 (PIK)	45,000	42,525
Sun Healthcare Group, Inc., 144A, 9.125%, 4/15/2015	75,000	76,500
Surgical Care Affiliates, Inc., 144A, 8.875%, 7/15/2015 (PIK)	90,000	85,500
Tenet Healthcare Corp., 9.25%, 2/1/2015	230,000	202,975
The Cooper Companies, Inc., 7.125%, 2/15/2015	145,000	142,825
Universal Hospital Services, Inc., 144A, 8.5%, 6/1/2015 (PIK)	50,000	49,500
Vanguard Health Holding Co. II, LLC, 9.0%, 10/1/2014	235,000	227,950

		2,470,088
Industrials 1.1%
Actuant Corp., 144A, 6.875%, 6/15/2017	55,000	54,175
Aleris International, Inc.:
144A, 9.0%, 12/15/2014 (PIK)	30,000	27,750
9.0%, 12/15/2014 (PIK)	100,000	92,500
Allied Security Escrow Corp., 11.375%, 7/15/2011	130,000	130,000
American Color Graphics, Inc., 10.0%, 6/15/2010	140,000	103,600
ARAMARK Corp.:
8.5%, 2/1/2015	120,000	122,400
8.856% **, 2/1/2015	100,000	101,000
Baldor Electric Co., 8.625%, 2/15/2017	75,000	78,375
Belden, Inc., 144A, 7.0%, 3/15/2017	75,000	74,250
Bombardier, Inc., 144A, 6.75%, 5/1/2012	100,000	100,250
Bristow Group, Inc., 144A, 7.5%, 9/15/2017	85,000	86,700
Browning-Ferris Industries, Inc., 7.4%, 9/15/2035	250,000	235,000
Building Materials Corp. of America, 7.75%, 8/1/2014	100,000	90,500
Cenveo Corp., 7.875%, 12/1/2013	185,000	168,350
Congoleum Corp., 8.625%, 8/1/2008 *	190,000	160,075
DRS Technologies, Inc.:
6.625%, 2/1/2016	35,000	34,562
6.875%, 11/1/2013	210,000	210,000
7.625%, 2/1/2018	250,000	255,000
Education Management LLC, 8.75%, 6/1/2014	75,000	76,875
Esco Corp., 144A, 8.625%, 12/15/2013	155,000	152,675
General Cable Corp., 7.125%, 4/1/2017	45,000	44,100
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013	60,000	57,600
Harland Clarke Holdings Corp., 9.5%, 5/15/2015	70,000	62,475
Iron Mountain, Inc., 8.75%, 7/15/2018	55,000	57,200
K. Hovnanian Enterprises, Inc.:
6.25%, 1/15/2016	270,000	207,900
8.875%, 4/1/2012	265,000	198,750
Kansas City Southern de Mexico SA de CV:
144A, 7.375%, 6/1/2014	60,000	58,650
144A, 7.625%, 12/1/2013	205,000	200,900
9.375%, 5/1/2012	190,000	199,025
Kansas City Southern Railway Co.:

7.5%, 6/15/2009	55,000	55,619
9.5%, 10/1/2008	485,000	495,306
Mobile Services Group, Inc., 144A, 9.75%, 8/1/2014	135,000	135,000
Navios Maritime Holdings, Inc., 9.5%, 12/15/2014	115,000	118,594
Panolam Industries International, Inc., 144A, 10.75%, 10/1/2013	45,000	42,750
R.H. Donnelley, Inc.:
144A, 8.875%, 10/15/2017 (g)	75,000	76,125
10.875%, 12/15/2012	320,000	340,800
R.R. Donnelley & Sons Co., 6.125%, 1/15/2017	583,000	578,667
Rail America, Inc., 7.61%, 10/2/2008	120,000	118,500
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014	19,000	20,853
RBS Global & Rexnord Corp., 9.5%, 8/1/2014	65,000	67,275
Riverdeep Bank, 11.938% **, 12/15/2007	93,602	93,134
Saint Acquisition Corp., 144A, 12.5%, 5/15/2017	55,000	36,850
Sally Holdings LLC, 9.25%, 11/15/2014	90,000	90,900
Seitel, Inc., 9.75%, 2/15/2014	25,000	23,625
Ship Finance International Ltd., 8.5%, 12/15/2013	70,000	71,925
Terex Corp., 7.375%, 1/15/2014	40,000	40,600
Titan International, Inc., 8.0%, 1/15/2012	260,000	259,350
TransDigm, Inc., 7.75%, 7/15/2014	45,000	45,450
U.S. Concrete, Inc., 8.375%, 4/1/2014	80,000	74,400
United Rentals North America, Inc., 7.0%, 2/15/2014	145,000	147,900
Xerox Capital Trust I, 8.0%, 2/1/2027	55,000	55,487

		6,429,747
Information Technology 0.5%
Alion Science & Technology Corp., 10.25%, 2/1/2015	60,000	54,450
Freescale Semiconductor, Inc., 8.875%, 12/15/2014	75,000	72,375
L-3 Communications Corp.:
5.875%, 1/15/2015	245,000	235,200
Series B, 6.375%, 10/15/2015	115,000	112,988
Lucent Technologies, Inc., 6.45%, 3/15/2029	400,000	332,000
MasTec, Inc., 7.625%, 2/1/2017	100,000	97,250
Sanmina-SCI Corp.:
8.125%, 3/1/2016	45,000	38,925
144A, 8.444% **, 6/15/2010	60,000	59,400
Seagate Technology HDD Holdings, 6.8%, 10/1/2016	140,000	136,850
SunGard Data Systems, Inc., 10.25%, 8/15/2015	265,000	276,925
Tyco Electronics Group SA:
144A, 6.55%, 10/1/2017	500,000	506,245
144A, 7.125%, 10/1/2037	500,000	518,189
Unisys Corp., 7.875%, 4/1/2008	440,000	438,900
Vangent, Inc., 144A, 9.625%, 2/15/2015	60,000	55,950

		2,935,647
Materials 1.0%
Appleton Papers, Inc., Series B, 8.125%, 6/15/2011	35,000	34,563
ARCO Chemical Co., 9.8%, 2/1/2020	720,000	712,800
Associated Materials, Inc., Step-up Coupon, 0% to 3/1/2009, 11.25% to 3/1/2014	145,000	91,350
Cascades, Inc., 7.25%, 2/15/2013	217,000	212,660
Chemtura Corp., 6.875%, 6/1/2016	140,000	133,000
Clondalkin Acquisition BV:
144A, 6.73% **, 12/15/2013 EUR	50,000	68,802
144A, 7.694% **, 12/15/2013	150,000	144,000
CPG International I, Inc.:
10.5%, 7/1/2013	210,000	210,000
12.13% **, 7/1/2012	35,000	35,394

Equistar Chemical LP, 10.625%, 5/1/2011	100,000	104,500
Exopack Holding Corp., 11.25%, 2/1/2014	245,000	256,025
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/2017	115,000	125,637
GEO Specialty Chemicals, Inc., 144A, 13.729% **, 12/31/2009 (f)	491,000	402,620
Georgia-Pacific Corp., 144A, 7.125%, 1/15/2017	50,000	48,375
Gibraltar Industries, Inc., Series B, 8.0%, 12/1/2015	75,000	70,500
Hexcel Corp., 6.75%, 2/1/2015	300,000	296,250
Huntsman LLC, 11.625%, 10/15/2010	382,000	404,920
Jefferson Smurfit Corp., 8.25%, 10/1/2012	35,000	35,088
Koppers Holdings, Inc., Step-up Coupon, 0% to 11/15/2009, 9.875% to 11/15/2014	200,000	171,000
Lyondell Chemical Co.:
6.875%, 6/15/2017	360,000	390,600
10.5%, 6/1/2013	50,000	53,750
Massey Energy Co.:
6.625%, 11/15/2010	25,000	24,438
6.875%, 12/15/2013	175,000	163,187
Metals USA Holdings Corp., 144A, 11.36% **, 7/1/2012 (PIK)	105,000	97,650
Millar Western Forest Products Ltd., 7.75%, 11/15/2013	70,000	55,300
Momentive Performance Materials, Inc., 144A, 9.75%, 12/1/2014	95,000	94,050
Mueller Water Products, Inc., 7.375%, 6/1/2017	70,000	64,750
Neenah Foundry Co., 9.5%, 1/1/2017	45,000	41,175
NewMarket Corp., 7.125%, 12/15/2016	175,000	169,750
OI European Group BV, 144A, 6.875%, 3/31/2017 EUR	95,000	131,401
Radnor Holdings Corp., 11.0%, 3/15/2010 *	40,000	50
Smurfit-Stone Container Enterprises, Inc.:
8.0%, 3/15/2017	140,000	137,550
8.375%, 7/1/2012	75,000	75,000
Steel Dynamics, Inc., 144A, 6.75%, 4/1/2015	110,000	106,150
Terra Capital, Inc., Series B, 7.0%, 2/1/2017	220,000	214,500
The Mosaic Co., 144A, 7.375%, 12/1/2014	130,000	136,500
TriMas Corp., 9.875%, 6/15/2012	154,000	157,080
Witco Corp., 6.875%, 2/1/2026	60,000	49,050
Wolverine Tube, Inc., 10.5%, 4/1/2009	130,000	124,150

		5,843,565
Telecommunication Services 1.2%
American Cellular Corp., Series B, 10.0%, 8/1/2011	19,000	19,855
AT&T, Inc., 6.5%, 9/1/2037	750,000	773,323
BCM Ireland Preferred Equity Limited, 144A, 11.574% **, 2/15/2017 (PIK) EUR	79,206	108,978
Cell C Property Ltd., 144A, 11.0%, 7/1/2015	285,000	240,825
Centennial Communications Corp.:
10.0%, 1/1/2013	175,000	185,062
10.125%, 6/15/2013	60,000	63,600
Cincinnati Bell, Inc.:
7.25%, 7/15/2013	155,000	156,162
8.375%, 1/15/2014	85,000	84,787
Cricket Communications, Inc., 144A, 9.375%, 11/1/2014	185,000	187,775
Dobson Cellular Systems, 9.875%, 11/1/2012	115,000	124,200
Embarq Corp., 7.995%, 6/1/2036	750,000	799,120
Embratel, Series B, 11.0%, 12/15/2008	34,000	35,998
Insight Midwest LP, 9.75%, 10/1/2009	23,000	23,029
Intelsat Bermuda Ltd.:
8.886% **, 1/15/2015	15,000	15,150
9.25%, 6/15/2016	45,000	46,688
11.25%, 6/15/2016	145,000	155,331
Intelsat Corp., 9.0%, 6/15/2016	55,000	56,650

Intelsat Ltd., 5.25%, 11/1/2008	60,000	58,500
Intelsat Subsidiary Holding Co., Ltd., 8.25%, 1/15/2013	135,000	137,025
iPCS, Inc., 144A, 7.481% **, 5/1/2013	35,000	33,950
MetroPCS Wireless, Inc., 144A, 9.25%, 11/1/2014	165,000	168,300
Millicom International Cellular SA, 10.0%, 12/1/2013	330,000	350,625
Nextel Communications, Inc., Series D, 7.375%, 8/1/2015	420,000	426,848
Nortel Networks Ltd.:
144A, 9.61% **, 7/15/2011	145,000	145,000
144A, 10.125%, 7/15/2013	30,000	30,863
Qwest Corp., 7.25%, 9/15/2025	25,000	24,563
Rural Cellular Corp., 9.875%, 2/1/2010	135,000	141,075
Stratos Global Corp., 9.875%, 2/15/2013	45,000	47,362
SunCom Wireless Holdings, Inc., 8.5%, 6/1/2013	160,000	167,400
Telefonica Emisiones SAU, 6.221%, 7/3/2017	1,250,000	1,262,769
US Unwired, Inc., Series B, 10.0%, 6/15/2012	170,000	182,300
Virgin Media Finance PLC:
8.75%, 4/15/2014	250,000	256,250
8.75%, 4/15/2014 EUR	75,000	106,411
West Corp., 9.5%, 10/15/2014	85,000	87,762

		6,703,536
Utilities 1.2%
AES Corp., 144A, 8.75%, 5/15/2013	725,000	758,531
Allegheny Energy Supply Co., LLC, 144A, 8.25%, 4/15/2012	575,000	616,687
American Electric Power Co., Inc., Series C, 5.375%, 3/15/2010	1,000,000	1,004,220
Baltimore Gas & Electric Co., 6.35%, 10/1/2036	750,000	741,376
CMS Energy Corp., 8.5%, 4/15/2011	340,000	365,129
DPL, Inc., 6.875%, 9/1/2011	500,000	523,563
Edison Mission Energy, 144A, 7.0%, 5/15/2017	125,000	123,125
Exelon Generation Co., LLC, 6.2%, 10/1/2017	750,000	750,604
Mirant Americas Generation LLC, 8.3%, 5/1/2011	120,000	121,200
Mirant North America LLC, 7.375%, 12/31/2013	50,000	50,750
NRG Energy, Inc.:
7.25%, 2/1/2014	250,000	250,625
7.375%, 2/1/2016	485,000	486,213
PSE&G Energy Holdings LLC, 10.0%, 10/1/2009	285,000	305,522
Regency Energy Partners LP, 8.375%, 12/15/2013	101,000	105,798
Reliant Energy, Inc., 7.875%, 6/15/2017	145,000	145,906
Sierra Pacific Resources:
6.75%, 8/15/2017	170,000	167,238
8.625%, 3/15/2014	33,000	34,931

		6,551,418

Total Corporate Bonds (Cost $69,645,737)		68,756,554
Asset Backed 1.4%
Automobile Receivables 0.4%
Capital Auto Receivables Asset Trust, "B", Series 2006-1, 5.26%, 10/15/2010	566,000	567,314
Hertz Vehicle Financing LLC, "A6", Series 2005-2A, 144A, 5.08%, 11/25/2011	1,347,000	1,337,641

		1,904,955
Credit Card Receivables 0.6%
Capital One Multi-Asset Execution Trust, "A7", Series 2007-A7, 5.75%, 7/15/2020	2,187,000	2,193,167
MBNA Credit Card Master Note Trust, "B1", Series 2004-B1, 4.45%, 8/15/2016	1,500,000	1,401,151

		3,594,318

Home Equity Loans 0.4%
Countrywide Asset-Backed Certificates, "1AF2", Series 2005-17, 5.363%, 5/25/2036	689,000	682,064
Credit-Based Asset Servicing and Securitization, "AF2", Series 2006-CB2, 5.501%, 12/25/2036	1,613,000	1,599,786

		2,281,850

Total Asset Backed (Cost $7,790,966)		7,781,123
Mortgage Backed Securities Pass-Throughs 3.9%
Federal Home Loan Mortgage Corp.:
5.729% **, 4/1/2037	2,988,296	3,009,162
5.771% **, 10/1/2036	2,002,695	2,018,183
5.882% **, 11/1/2036	2,532,250	2,558,381
5.884% **, 9/1/2036	1,838,267	1,855,121
6.0%, 8/1/2035	645,708	642,404
Federal National Mortgage Association:
4.5%, with various maturities from 11/1/2028 until 9/1/2035	2,448,219	2,278,023
5.962% **, 12/1/2036	6,336,353	6,425,039
6.0%, with various maturities from 1/1/2024 until 6/1/2035	2,840,417	2,845,519
6.5%, 5/1/2017	99,738	101,846
8.0%, 9/1/2015	162,318	172,075

Total Mortgage Backed Securities Pass-Throughs (Cost $21,962,140)		21,905,753
Commercial and Non-Agency Mortgage-Backed Securities 13.2%
Adjustable Rate Mortgage Trust, "3A31", Series 2005-10, 5.42% **, 1/25/2036	1,000,000	963,847
Banc of America Mortgage Securities, "2A6", Series 2004-G, 4.657% **, 8/25/2034	2,275,000	2,253,221
Bear Stearns Adjustable Rate Mortgage Trust:
"13A2", Series 2004-1, 4.288% **, 4/25/2034	2,532,863	2,468,543
"12A5", Series 2004-1, 4.364% **, 4/25/2034	1,953,016	1,929,508
Bear Stearns Commercial Mortgage Securities, "A3", Series 2006-T24, 5.531%, 10/12/2041	1,800,000	1,802,064
Citicorp Mortgage Securities, Inc., "2A1", Series 2006-5, 5.5%, 10/25/2021	7,446,177	7,306,562
Citigroup Mortgage Loan Trust, Inc.:
"1A1A", Series 2007-AR5, 5.624% **, 4/25/2037	1,864,387	1,858,694
"1CB2", Series 2004-NCM2, 6.75%, 8/25/2034	289,310	294,554
Countrywide Alternative Loan Trust:
"A1", Series 2004-1T1, 5.0%, 2/25/2034	502,552	499,062
"1A5", Series 2003-J1, 5.25%, 10/25/2033	471,862	470,499
"4A3", Series 2005-43, 5.717% **, 10/25/2035	688,528	677,966
"A1", Series 2004-35T2, 6.0%, 2/25/2035	527,730	535,462
"3A5", Series 2005-28CB, 6.0%, 8/25/2035	2,257,210	2,242,271
"1A4", Series 2006-43CB, 6.0%, 2/25/2037	1,252,195	1,265,717
Countrywide Home Loans, "A6", Series 2003-57, 5.5%, 1/25/2034	135,371	135,292
Credit Suisse Mortgage Capital Certificates, "AJ", Series 2007-C4, 5.811%, 7/15/2017	625,000	609,916
CS First Boston Mortgage Securities Corp., "A3", Series 2005-C5, 5.1% **, 8/15/2038	2,000,000	1,974,489
First Horizon Alternative Mortgage Securities Trust, "1A7", Series 2006-FA8, 6.0%, 2/25/2037	2,162,500	2,144,766
Greenwich Capital Commercial Funding Corp.:
"A4", Series 2005-GG3, 4.799%, 8/10/2042	2,000,000	1,914,538
"A2", Series 2007-GG9, 5.381%, 3/10/2039	1,250,000	1,252,527
GS Mortgage Securities Corp. II:
"AAB", Series 2006-GG8, 5.535%, 11/10/2039	1,800,000	1,799,637
"AM", Series 2007-GG10, 5.799% **, 8/10/2045	4,000,000	4,008,841
GSR Mortgage Loan Trust, "4A5", Series 2005-AR6, 4.55% **, 9/25/2035	1,025,000	1,005,664
JPMorgan Alternative Loan Trust, "2A4", Series 2006-S1, 5.5%, 2/25/2021	2,727,688	2,695,457
JPMorgan Chase Commercial Mortgage Securities Corp., "AM", Series 2007-LD11, 5.819% **, 6/15/2049	4,000,000	4,009,836
LB-UBS Commercial Mortgage Trust:
"A2", Series 2005-C2, 4.821%, 4/15/2030	134,166	133,619
"A2", Series 2006-C7, 5.3%, 11/15/2038	880,000	882,053
"AJ", Series 2007-C6, 6.216% **, 7/15/2040	2,000,000	2,030,177

Master Adjustable Rate Mortgages Trust, "2A1", Series 2007-1, 5.989% **, 11/25/2036	3,064,175	3,077,623
Master Alternative Loans Trust, "5A1", Series 2005-1, 5.5%, 1/25/2020	916,130	908,544
Merrill Lynch/Countrywide Commercial Mortgage Trust, "A2", Series 2006-4, 5.112%, 12/12/2049	795,000	790,606
MLCC Mortgage Investors, Inc., "2A", Series 2005-2, 4.25% **, 10/25/2035	2,995,273	2,915,216
Structured Adjustable Rate Mortgage Loan Trust:
"6A3", Series 2005-21, 5.4%, 11/25/2035	900,000	850,200
"1A1", Series 2005-17, 5.717% **, 8/25/2035	1,250,387	1,248,665
Structured Asset Securities Corp., "4A1", Series 2005-6, 5.0%, 5/25/2035	144,290	135,543
Wachovia Bank Commercial Mortgage Trust, "APB", Series 2006-C23, 5.446%, 1/15/2045	2,100,000	2,090,206
Wachovia Mortgage Loan Trust LLC, "1A1", Series 2006-A, 5.475% **, 5/20/2036	2,950,331	2,933,219
Washington Mutual Mortgage Pass-Through Certificates Trust:
"A6", Series 2004-AR4, 3.798% **, 6/25/2034	190,000	185,797
"A6", Series 2003-AR10, 4.057% **, 10/25/2033	1,620,000	1,603,183
"1A6", Series 2005-AR12, 4.834% **, 10/25/2035	1,880,000	1,867,707
"1A3", Series 2005-AR16, 5.104% **, 12/25/2035	1,005,000	991,836
Wells Fargo Mortgage Backed Securities Trust:
"A3", Series 2006-1, 5.0%, 3/25/2021	1,663,124	1,604,395
"A1", Series 2005-6, 5.25%, 8/25/2035	2,354,076	2,310,761
"1A1", Series 2006-AR12, 6.025% **, 9/25/2036	2,176,536	2,198,595

Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $75,094,360)		74,876,878
Collateralized Mortgage Obligations 2.7%
Fannie Mae Whole Loan, "1A1", Series 2004-W15, 6.0%, 8/25/2044	718,303	729,177
Federal Home Loan Mortgage Corp.:
"OS", Series 3102, Principal Only, 1/15/2036	4,950,000	3,798,673
"DE", Series 3027, 5.0%, 9/15/2025	2,500,000	2,319,984
"H", Series 2278, 6.5%, 1/15/2031	22,795	23,305
Federal National Mortgage Association, "CA", Series 2003-2, 5.0%, 12/25/2016	3,911,356	3,896,715
Government National Mortgage Association:
"CK", Series 2007-31, 5.0%, 5/16/2037	3,000,000	2,827,832
"Z" Series, 2007- 72, 5.5%, 9/20/2035	1,692,742	1,486,978

Total Collateralized Mortgage Obligations (Cost $15,052,002)		15,082,664
Senior Bank Loans 0.2%
Advanced Medical Optics, Inc., Term Loan B, LIBOR plus 1.75%, 6.651% **, 4/2/2014	39,900	38,004
Aleris International, Inc., Term Loan B, LIBOR plus 2.375%, 7.276% **, 12/19/2013	30,000	28,725
Dollar General Corp., Term Loan B, LIBOR plus 2.75%, 7.651% **, 7/6/2014	75,000	71,437
First Data Corp., LIBOR plus 2.75%, 7.651% ** 9/17/2014	240,000	232,800
Golden Nugget:
9.01% **, 6/14/2014	70,000	66,063
9.05% **, 6/16/2014	25,000	23,563
HCA, Inc., Term Loan A, LIBOR plus 2.25%, 7.151% **, 11/18/2012	255,000	247,591
Local TV On Satellite, Term Loan B, LIBOR plus 2.25%, 7.151% **, 5/7/2013	45,000	43,088
Longview Power LLC:
Demand Draw, 7.55% **, 4/1/2014	18,500	17,714
Letter of Credit, 7.625% **, 4/1/2014	10,000	9,556
Term Loan B, 8.0% **, 4/1/2014	25,000	24,280
Sabre, Inc., Term Loan B, LIBOR plus 2.25%, 7.151% **, 9/30/2014	68,027	64,955
Symbion, Inc.:
Term Loan A, 5.2% **, 8/23/2013	35,000	34,256
Term Loan B, 5.2% **, 8/23/2014	35,000	34,008
Tribune Co., Term Loan B, 8.36% **, 5/24/2014	140,000	127,996

Total Senior Bank Loans (Cost $1,077,913)		1,064,036

Government and Agency Obligations 2.8%
US Government Sponsored Agencies 1.4%
Federal Home Loan Mortgage Corp., 5.5%, 8/23/2017 (b)	7,500,000	7,795,335
US Treasury Obligations 1.4%
US Treasury Bills:
3.41% ***, 10/18/2007 (c)	84,000	83,865
3.47% ***, 10/18/2007 (c)	42,000	41,931
3.75% ***, 10/18/2007 (c)	56,000	55,901
4.11% ***, 10/18/2007 (c)	11,000	10,979
4.18% ***, 10/18/2007 (c)	32,000	31,937
4.2% ***, 10/18/2007 (c)	38,000	37,924
4.2% ***, 10/18/2007 (c)	35,000	34,930
4.39% ***, 10/18/2007 (c)	26,000	25,960
4.815% ***, 10/18/2007 (c)	1,010,000	1,008,451
US Treasury Bond, 4.75%, 2/15/2037 (b)	3,475,000	3,426,948
US Treasury Note, 4.75%, 5/31/2012	3,125,000	3,196,044

		7,954,870

Total Government and Agency Obligations (Cost $15,471,624)		15,750,205
	Units	Value ($)

Other Investments 0.1%
Hercules, Inc., (Bond Unit), 6.5%, 6/30/2029	170,000	147,900
IdleAire Technologies Corp. (Bond Unit), 144A, Step-up Coupon, 0% to 6/15/2008, 13.0% to 12/15/2012	270,000	156,600

Total Other Investments (Cost $334,637)		304,500
	Shares	Value ($)

Securities Lending Collateral 1.4%
Daily Assets Fund Institutional, 5.38% (d) (e) (Cost $7,871,687)	7,871,687	7,871,687
Cash Equivalents 4.5%
Cash Management QP Trust, 5.14% (d) (Cost $25,583,034)	25,583,034	25,583,034
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $501,312,456)	101.4	572,350,384
Other Assets and Liabilities, Net	(1.4)	(7,743,669)

Net Assets	100.0	564,606,715

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or the interest or has filed for bankruptcy. The following table represents bonds that are in default:

Maturity	Acquisition
Securities	Coupon	Date	Principal Amount	Cost ($)	Value ($)
Congoleum Corp.	8.625%	8/1/2008	190,000	USD	190,156	160,075
Radnor Holdings Corp.	11.0%	3/15/2010	40,000	USD	27,743	50
217,899	160,125
**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of September 30, 2007.

***	Annualized yield at time of purchase; not a coupon rate.
(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2007 amounted to $7,647,601 which is 1.4% of net assets.
(c)	At September 30, 2007, this security has been pledge, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending.
(f)	Security has a deferred interest payment of $15,343 from April 1, 2006.
(g)	Delayed delivery security.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: Represents the London InterBank Offered Rate.
PIK: Denotes that all or a portion of the income is paid in kind.
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
REIT: Real Estate Investment Trust
At September 30, 2007, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ Depreciation ($)

10-Year Canada Government Bond	12/18/2007	14	1,577,848	1,582,486	4,638
10-Year Japan Government Bond	12/11/2007	3	3,535,093	3,524,311	(10,782)
10-Year US Treasury Note	12/19/2007	48	5,225,177	5,245,500	20,323
5-Year US Treasury Note	12/31/2007	110	11,746,272	11,773,438	27,166
Russell 2000 Index Futures	12/20/2007	3	1,193,436	1,219,800	26,364
Russell E Mini 2000 Index Futures	12/21/2007	8	644,563	650,560	5,997
S&P 500 Index	12/20/2007	10	3,791,014	3,845,250	54,236
United Kingdom Treasury Bond	12/27/2007	3	655,627	656,397	770
Total net unrealized appreciation	128,712

At September 30, 2007, open futures contracts sold were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

10-Year Australia Bond	12/17/2007	29	2,601,823	2,541,970	59,853
10-Year Federal Republic of Germany Bond	12/6/2007	34	5,501,213	5,462,984	38,229
Total net unrealized appreciation					98,082

At September 30, 2007, open credit default swap contracts sold were as follows:
Effective/ Expiration Date	Notional Amount ($)	Cash Flows Received by the Portfolio		Underlying Debt Obligation	Unrealized Depreciation ($)

3/25/2008 12/20/2012	1,500,000[1]	Fixed — 2.45%		Dow Jones CDX High Yield	(13,411)
1/31/2008 9/20/2017	375,240[2]	Fixed — 1.18%		CenturyTel, Inc., 6.0%, 4/1/2017	(10,423)
Total net unrealized depreciation					(23,834)

Counterparties:
[1]		Goldman Sachs & Co.
[2]		JPMorgan Chase

As of September 30, 2007 the Portfolio had the following open foreign forward currency exchange contracts:
				Settlement	Unrealized
Contracts to Deliver		In Exchange For		Date	Appreciation ($)
USD	107,712	AUD	129,000	12/18/2007	6,371
USD	1,135,422	CAD	1,179,000	12/18/2007	51,024
USD	2,937,323	EUR	2,112,000	12/18/2007	78,756
JPY	455,604,000	USD	4,035,465	12/18/2007	30,859
USD	3,650,816	GBP	1,802,000	12/18/2007	29,513
USD	3,322,142	SGD	4,992,000	12/18/2007	57,938
Total net unrealized appreciation					254,461

				Settlement	Unrealized
Contracts to Deliver		In Exchange For		Date	Depreciation ($)
EUR	550,600	USD	763,787	10/17/2007	(21,697)
SEK	4,521,000	USD	677,557	12/18/2007	(25,623)
CHF	4,217,000	USD	3,583,873	12/18/2007	(58,820)
Total net unrealized depreciation					(106,140)

Currency Abbreviations:
AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	SEK	Swedish Krona
CHF	Swiss Franc	SGD	Singapore Dollar
EUR	Euro	USD	United States Dollar
GBP	British Pound

Included in the portfolio are investments in mortgage or asset-backed securities which are interest in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

Investment Portfolio	as of September 30, 2007 (Unaudited)

DWS Blue Chip VIP

	Shares	Value ($)

Common Stocks 96.9%
Consumer Discretionary 10.6%
Auto Components 0.1%
TRW Automotive Holdings Corp.*	10,600	335,808
Hotels Restaurants & Leisure 2.4%
Boyd Gaming Corp.	10,000	428,500
Brinker International, Inc.	17,400	477,456
Darden Restaurants, Inc.	27,800	1,163,708
McDonald's Corp.	52,100	2,837,887
Yum! Brands, Inc.	55,300	1,870,799

		6,778,350
Household Durables 0.5%
NVR, Inc.*	3,200	1,504,800
Leisure Equipment & Products 0.2%
Hasbro, Inc.	20,200	563,176
Media 2.7%
CBS Corp. "B"	13,000	409,500
McGraw-Hill Companies, Inc.	73,400	3,736,794
The DIRECTV Group, Inc.*	151,900	3,688,132

		7,834,426
Multiline Retail 1.2%
Big Lots, Inc.*	18,500	552,040
Dollar Tree Stores, Inc.*	36,800	1,491,872
Family Dollar Stores, Inc.	55,600	1,476,736

		3,520,648
Specialty Retail 2.3%
American Eagle Outfitters, Inc.	47,800	1,257,618
AutoZone, Inc.*	22,700	2,636,378
Dick's Sporting Goods, Inc.*	24,600	1,651,890
RadioShack Corp.	33,000	681,780
The Sherwin-Williams Co.	5,200	341,692

		6,569,358
Textiles, Apparel & Luxury Goods 1.2%
Coach, Inc.*	12,400	586,148
NIKE, Inc. "B"	9,200	539,672

Polo Ralph Lauren Corp.	28,000	2,177,000

		3,302,820
Consumer Staples 6.8%
Beverages 0.8%
Coca-Cola Enterprises, Inc.	60,400	1,462,888
PepsiCo, Inc.	12,100	886,446

		2,349,334
Food & Staples Retailing 1.5%
BJ's Wholesale Club, Inc.*	37,800	1,253,448
Costco Wholesale Corp.	19,600	1,202,852
Kroger Co.	36,500	1,040,980
Safeway, Inc.	20,900	691,999

		4,189,279
Food Products 1.6%
Dean Foods Co.	11,900	304,402
General Mills, Inc.	49,300	2,859,893
H.J. Heinz Co.	15,100	697,620
Kellogg Co.	8,300	464,800
The J.M. Smucker Co.	7,600	405,992

		4,732,707
Household Products 1.4%
Colgate-Palmolive Co.	37,400	2,667,368
Energizer Holdings, Inc.*	6,400	709,440
Kimberly-Clark Corp.	8,900	625,314

		4,002,122
Personal Products 0.2%
Estee Lauder Companies, Inc. "A"	10,200	433,092
Tobacco 1.3%
Altria Group, Inc.	41,500	2,885,495
Loews Corp. - Carolina Group	10,800	888,084

		3,773,579
Energy 13.3%
Energy Equipment & Services 4.4%
ENSCO International, Inc.	25,900	1,452,990
Global Industries Ltd.*	66,100	1,702,736
GlobalSantaFe Corp.	8,800	668,976
Noble Corp.	31,900	1,564,695
Patterson-UTI Energy, Inc.	46,600	1,051,762
Tidewater, Inc.	29,200	1,834,928
Transocean, Inc.*	31,600	3,572,380
Unit Corp.*	17,300	837,320

		12,685,787
Oil, Gas & Consumable Fuels 8.9%
Chesapeake Energy Corp.	14,200	500,692
Chevron Corp.	67,000	6,269,860
Devon Energy Corp.	41,300	3,436,160
El Paso Corp.	28,300	480,251
ExxonMobil Corp.	65,540	6,066,382
Frontier Oil Corp.	52,900	2,202,756
Marathon Oil Corp.	46,500	2,651,430
Sunoco, Inc.	36,600	2,590,548
Tesoro Corp.	28,800	1,325,376

		25,523,455

Financials 16.7%
Capital Markets 3.7%
Morgan Stanley	75,200	4,737,600
State Street Corp.	8,000	545,280
The Goldman Sachs Group, Inc.	24,600	5,331,804

		10,614,684
Commercial Banks 1.6%
Wells Fargo & Co.	127,300	4,534,426
Consumer Finance 0.4%
Capital One Financial Corp.	17,400	1,155,882
Diversified Financial Services 5.5%
Bank of America Corp.	160,400	8,063,308
Citigroup, Inc.	89,500	4,176,965
JPMorgan Chase & Co.	75,800	3,473,156

		15,713,429
Insurance 3.4%
ACE Ltd.	17,300	1,047,861
Arch Capital Group Ltd.*	6,000	446,460
Genworth Financial, Inc. "A"	23,800	731,374
Hartford Financial Services Group, Inc.	5,800	536,790
MetLife, Inc.	42,800	2,984,444
W.R. Berkley Corp.	33,300	986,679
XL Capital Ltd. "A"	37,000	2,930,400

		9,664,008
Real Estate Investment Trusts 1.6%
AMB Property Corp. (REIT)	2,700	161,487
AvalonBay Communities, Inc. (REIT)	2,100	247,926
Equity Residential (REIT)	14,800	626,928
Essex Property Trust, Inc. (REIT)	500	58,785
Host Hotels & Resorts, Inc. (REIT)	22,400	502,656
ProLogis (REIT)	13,200	875,820
Public Storage (REIT)	7,300	574,145
Simon Property Group, Inc. (REIT)	7,800	780,000
The Macerich Co. (REIT)	1,700	148,886
Vornado Realty Trust (REIT)	7,000	765,450

		4,742,083
Real Estate Management & Development 0.3%
Jones Lang LaSalle, Inc.	8,200	842,632
Thrifts & Mortgage Finance 0.2%
MGIC Investment Corp.	22,600	730,206
Health Care 12.8%
Biotechnology 1.4%
Genzyme Corp.*	5,700	353,172
Gilead Sciences, Inc.*	93,300	3,813,171

		4,166,343
Health Care Equipment & Supplies 1.7%
Advanced Medical Optics, Inc.*	14,800	452,732
Baxter International, Inc.	13,700	771,036
Becton, Dickinson & Co.	33,300	2,732,265
Kinetic Concepts, Inc.*	6,400	360,192
Zimmer Holdings, Inc.*	6,300	510,237

		4,826,462

Health Care Providers & Services 3.6%
Aetna, Inc.	65,900	3,576,393
Coventry Health Care, Inc.*	37,400	2,326,654
Health Net, Inc.*	23,700	1,280,985
Humana, Inc.*	34,000	2,375,920
Medco Health Solutions, Inc.*	9,200	831,588

		10,391,540
Life Sciences Tools & Services 0.6%
Invitrogen Corp.*	22,600	1,847,098
Pharmaceuticals 5.5%
Abbott Laboratories	62,900	3,372,698
Bristol-Myers Squibb Co.	97,700	2,815,714
Eli Lilly & Co.	85,500	4,867,515
Endo Pharmaceuticals Holdings, Inc.*	13,500	418,635
Johnson & Johnson	20,700	1,359,990
Merck & Co., Inc.	44,100	2,279,529
Sepracor, Inc.*	22,900	629,750

		15,743,831
Industrials 9.8%
Aerospace & Defense 5.7%
Boeing Co.	53,300	5,595,967
Honeywell International, Inc.	78,100	4,644,607
Lockheed Martin Corp.	47,400	5,142,426
Precision Castparts Corp.	6,100	902,678

		16,285,678
Airlines 0.6%
Continental Airlines, Inc. "B"*	34,300	1,132,929
Delta Air Lines, Inc.*	39,200	703,640

		1,836,569
Commercial Services & Supplies 0.4%
Dun & Bradstreet Corp.	9,100	897,351
The Brink's Co.	6,900	385,572

		1,282,923
Construction & Engineering 0.4%
Fluor Corp.	8,600	1,238,228
Industrial Conglomerates 1.3%
General Electric Co.	83,000	3,436,200
Teleflex, Inc.	4,000	311,680

		3,747,880
Machinery 1.0%
PACCAR, Inc.	32,100	2,736,525
Road & Rail 0.4%
Ryder System, Inc.	20,400	999,600
Information Technology 14.7%
Communications Equipment 0.1%
Cisco Systems, Inc.*	7,300	241,703
Computers & Peripherals 5.9%
Apple, Inc.*	30,300	4,652,262
Hewlett-Packard Co.	108,300	5,392,257
International Business Machines Corp.	53,500	6,302,300

NCR Corp.*	14,800	737,040

		17,083,859
Internet Software & Services 1.4%
eBay, Inc.*	38,000	1,482,760
Google, Inc. "A"*	4,400	2,495,988

		3,978,748
IT Services 1.8%
Accenture Ltd. "A"	68,700	2,765,175
Computer Sciences Corp.*	45,300	2,532,270

		5,297,445
Semiconductors & Semiconductor Equipment 2.5%
Applied Materials, Inc.	27,400	567,180
MEMC Electronic Materials, Inc.*	22,800	1,342,008
National Semiconductor Corp.	102,300	2,774,376
NVIDIA Corp.*	39,400	1,427,856
Teradyne, Inc.*	72,300	997,740

		7,109,160
Software 3.0%
Microsoft Corp.	270,500	7,968,930
Symantec Corp.*	33,500	649,230

		8,618,160
Materials 4.6%
Chemicals 1.0%
Albemarle Corp.	20,600	910,520
Celanese Corp. "A"	43,200	1,683,936
Dow Chemical Co.	5,400	232,524

		2,826,980
Containers & Packaging 0.7%
Ball Corp.	8,600	462,250
Packaging Corp. of America	22,100	642,447
Pactiv Corp.*	17,600	504,416
Sonoco Products Co.	10,300	310,854

		1,919,967
Metals & Mining 2.9%
Alcoa, Inc.	95,900	3,751,608
Freeport-McMoRan Copper & Gold, Inc.	30,600	3,209,634
Southern Copper Corp. (a)	12,300	1,523,109

		8,484,351
Telecommunication Services 4.8%
Diversified Telecommunication Services 4.7%
AT&T, Inc.	75,600	3,198,636
CenturyTel, Inc.	23,100	1,067,682
Citizens Communications Co.	24,600	352,272
Embarq Corp.	31,900	1,773,640
Verizon Communications, Inc.	136,300	6,035,364
Windstream Corp.	71,500	1,009,580

		13,437,174
Wireless Telecommunication Services 0.1%
United States Cellular Corp.*	3,900	382,980
Utilities 2.8%
Electric Utilities 1.8%
Edison International	13,800	765,210

FirstEnergy Corp.				24,300	1,539,162
Southern Co.				82,600	2,996,728

					5,301,100
Multi-Utilities 1.0%
Sempra Energy				48,500	2,818,820

Total Common Stocks (Cost $252,082,894)					278,699,215
				Principal Amount ($)	Value ($)

Government & Agency Obligations 0.3%
US Treasury Bill, 4.815%**, 10/18/2007 (b) (Cost $768,512)				770,000	768,512
				Shares	Value ($)

Securities Lending Collateral 0.5%
Daily Assets Fund Institutional, 5.38% (c) (d) (Cost $1,404,700)				1,404,700	1,404,700
Cash Equivalents 2.8%
Cash Management QP Trust, 5.14% (c) (Cost $8,167,864)				8,167,864	8,167,864
				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $262,423,970)				100.5	289,040,291
Other Assets and Liabilities, Net				(0.5)	(1,561,487)

Net Assets				100.0	287,478,804

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*				Non-income producing security.
**				Annualized yield at time of purchase; not a coupon rate.
(a)				All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2007 amounted to $1,376,870 which is 0.5% of net assets.
(b)				At September 30, 2007, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)				Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)				Represents collateral held in connection with securities lending.
REIT: Real Estate Investment Trust
At September 30, 2007, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

S&P 500 Index	12/20/2007	22	8,226,770	8,459,550	232,780

Investment Portfolio	as of September 30, 2007 (Unaudited)

DWS Conservative Allocation VIP

	Shares	Value ($)

Equity Funds 42.5%
DWS Blue Chip VIP "A"	63,045	955,132
DWS Capital Growth VIP "A"	92,805	1,892,292
DWS Davis Venture Value VIP "A"	192,562	2,863,397
DWS Dreman High Return Equity VIP "A"	68,720	1,056,229
DWS Dreman Small Mid Cap Value VIP "A"	92,027	1,929,808
DWS Global Opportunities VIP "A"	4,191	76,909
DWS Global Thematic VIP "A"	13,754	226,117
DWS Growth & Income VIP "A"	402,922	4,500,642
DWS Health Care VIP "A"	4,958	72,144
DWS International Select Equity VIP "A"	762	12,824
DWS International VIP "A"	261,388	3,986,163
DWS Large Cap Value VIP "A"	247,099	4,657,811
DWS Mid Cap Growth VIP "A"	1,840	25,910
DWS RREEF Real Estate Securities VIP "A"	30,031	553,178
DWS Small Cap Growth VIP "A"	61,121	973,656
DWS Technology VIP "A"	7,050	76,985

Total Equity Funds (Cost $21,189,687)		23,859,197
Fixed Income – Bond Funds 49.4%
DWS Core Fixed Income VIP "A"	2,215,465	25,876,634
DWS Government & Agency Securities VIP "A"	442	5,336
DWS High Income VIP "A"	189,798	1,505,096
DWS Strategic Income VIP "A"	31,921	368,374

Total Fixed Income – Bond Funds (Cost $27,607,785)		27,755,440
Fixed Income – Money Market Funds 8.3%
Cash Management QP Trust (Cost $4,665,925)	4,665,925	4,665,925
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $53,463,397)	100.2	56,280,562
Other Assets and Liabilities, Net	(0.2)	(110,808)

Net Assets	100.0	56,169,754

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Investment Portfolio	as of September 30, 2007 (Unaudited)

DWS Core Fixed Income VIP

	Principal Amount ($)	Value ($)

Corporate Bonds 17.5%
Consumer Discretionary 0.6%
Comcast Cable Holdings LLC:
9.875%, 6/15/2022	250,000	327,653
10.125%, 4/15/2022	363,000	484,281
TCI Communications, Inc., 8.75%, 8/1/2015	354,000	410,374
Viacom, Inc., 5.75%, 4/30/2011	830,000	838,029

		2,060,337
Consumer Staples 1.0%
CVS Caremark Corp.:
6.25%, 6/1/2027	637,000	617,331
6.302%, 6/1/2037	1,949,000	1,894,173
Wal-Mart Stores, Inc., 6.5%, 8/15/2037	1,135,000	1,177,823

		3,689,327
Energy 0.9%
Enterprise Products Operating LP, 7.5%, 2/1/2011	160,000	169,927
GAZ Capital (Gazprom), 144A, 6.212%, 11/22/2016	1,425,000	1,412,460
TransCanada PipeLines Ltd., 6.35%, 5/15/2067	825,000	791,789
XTO Energy, Inc., 6.75%, 8/1/2037	785,000	819,093

		3,193,269
Financials 9.1%
Allstate Corp., 6.5%, 5/15/2057 (a)	935,000	900,732
Axa, 144A, 6.379%, 12/14/2049	625,000	563,521
Banco Mercantil del Norte SA, Series A, 144A, 6.862%, 10/13/2021	610,000	608,887
Corp. Andina de Fomento:
5.75%, 1/12/2017 (a)	580,000	568,973
6.875%, 3/15/2012	210,000	222,466
Dresdner Funding Trust I, 144A, 8.151%, 6/30/2031	985,000	1,068,372
Enel Finance International SA, 144A, 6.8%, 9/15/2037	810,000	824,805
Erac USA Finance Co., 144A, 8.0%, 1/15/2011	1,346,000	1,451,195
Farmers Insurance Exchange, 144A, 8.625%, 5/1/2024	940,000	1,077,499
FPL Group Capital, Inc.:
6.65%, 6/15/2067	1,359,000	1,309,190
Series D, 7.3%, 9/1/2067	275,000	283,196
Glen Meadow Pass-Through Trust, 144A, 6.505%, 2/12/2067	935,000	898,722
Goldman Sachs Capital II, 5.793%, 12/29/2049	2,920,000	2,763,047
ICICI Bank Ltd., 144A, 5.75%, 1/12/2012	925,000	912,299
Mangrove Bay Pass-Through Trust, 144A, 6.102%, 7/15/2033	1,310,000	1,215,300
Merrill Lynch & Co., Inc., Series C, 6.05%, 8/15/2012	727,000	745,407
MUFG Capital Finance 1 Ltd., 6.346%, 7/29/2049	1,525,000	1,449,615
Oil Insurance Ltd., 144A, 7.558%, 12/29/2049	2,890,000	2,944,679
PartnerRe Finance II, 6.44%, 12/1/2066	697,000	645,149
Royal Bank of Scotland Group PLC, 144A, 6.99%, 10/29/2049 (b)	630,000	641,699
StanCorp. Financial Group, Inc., 6.9%, 5/29/2067	940,000	906,018
Standard Chartered PLC, 144A, 7.014%, 12/30/2049 (a)	900,000	854,372

Sumitomo Mitsui Banking Corp., 144A, 5.625%, 7/29/2049	2,715,000	2,526,397
SunTrust Preferred Capital I, 5.853%, 12/15/2011	2,380,000	2,335,318
The Travelers Companies, Inc., 6.25%, 3/15/2037 (a)	480,000	464,090
UDR, Inc., Series E, (REIT), 3.9%, 3/15/2010	345,000	336,803
Wachovia Capital Trust III, 5.8%, 3/15/2042	2,675,000	2,657,053
Woori Bank, 144A, 6.208%, 5/2/2037	765,000	721,468
XL Capital Ltd., Series E, 6.5%, 12/31/2049	590,000	551,076
ZFS Finance USA Trust V, 144A, 6.5%, 5/9/2037	1,000,000	966,801

		33,414,149
Health Care 0.1%
Quest Diagnostics, Inc., 6.95%, 7/1/2037	444,000	456,993
Industrials 0.2%
United States Steel Corp., 5.65%, 6/1/2013	600,000	588,469
Information Technology 0.4%
Broadridge Financial Solutions, Inc., 6.125%, 6/1/2017	823,000	781,029
Seagate Technology HDD Holdings:
6.375%, 10/1/2011 (a)	440,000	432,300
6.8%, 10/1/2016	105,000	102,638

		1,315,967
Materials 0.6%
Celulosa Arauco y Constitucion SA, 5.625%, 4/20/2015	1,295,000	1,258,263
Vale Overseas Ltd., 6.875%, 11/21/2036	940,000	968,451

		2,226,714
Telecommunication Services 0.7%
Nextel Communications, Inc., Series D, 7.375%, 8/1/2015	492,000	500,022
Qwest Corp., 7.625%, 6/15/2015	1,160,000	1,215,100
SK Telecom Co., Ltd., 144A, 6.625%, 7/20/2027	400,000	405,563
Telecom Italia Capital, 6.2%, 7/18/2011	466,000	477,508

		2,598,193
Utilities 3.9%
Arizona Public Service Co., 6.875%, 8/1/2036	1,045,000	1,076,499
Baltimore Gas & Electric Co., 6.35%, 10/1/2036	425,000	420,113
Commonwealth Edison Co., Series 98, 6.15%, 3/15/2012	980,000	1,006,089
Constellation Energy Group, 7.6%, 4/1/2032	415,000	462,992
Dominion Resources, Inc.:
Series 06-B, 6.3%, 9/30/2066	560,000	554,819
7.5%, 6/30/2066	1,640,000	1,668,160
Energy East Corp., 6.75%, 7/15/2036	1,145,000	1,168,644
Entergy Mississippi, Inc., 5.92%, 2/1/2016	400,000	390,974
Integrys Energy Group, Inc., 6.11%, 12/1/2066	1,305,000	1,212,361
Nevada Power Co., Series N, 6.65%, 4/1/2036 (a)	1,470,000	1,459,220
Pedernales Electric Cooperative, Series 2002-A, 144A, 6.202%, 11/15/2032	1,715,000	1,723,301
PPL Capital Funding, Inc., Series A, 6.7%, 3/30/2067	1,580,000	1,518,064
Wisconsin Energy Corp., Series A, 6.25%, 5/15/2067	1,795,000	1,692,292

		14,353,528

Total Corporate Bonds (Cost $65,002,063)		63,896,946
Asset Backed 2.3%
Home Equity Loans
Ameriquest Mortgage Securities, Inc., "A5", Series 2004-FR1, 4.455%, 5/25/2034	2,382,343	2,339,465
Countrywide Asset-Backed Certificates:

"A6", Series 2006-S6, 5.657%, 3/25/2034	1,840,000	1,794,164
"A6", Series 2006-15, 5.826%, 10/25/2046	640,000	615,653
"A1B", Series 2007-S1, 5.888%, 11/25/2036	1,107,122	1,101,457
"1AF6", Series 2006-11, 6.15%, 9/25/2046	1,830,000	1,804,745
Popular ABS Mortgage Pass-Through Trust, "AF2", Series 2005-2, 4.415%, 4/25/2035	334,804	333,604
Securitized Asset Backed NIM Trust, "NIM", Series 2005-FR4, 144A, 6.0%, 1/25/2036	459,930	458,908

Total Asset Backed (Cost $8,546,015)		8,447,996
Mortgage Backed Securities Pass-Throughs 12.9%
Federal Home Loan Mortgage Corp.:
4.5%, 6/1/2020	2,835,753	2,743,702
6.0%, with various maturities from 12/1/2025 until 12/1/2034	2,357,068	2,369,718
Federal National Mortgage Association:
4.5%, with various maturities from 5/1/2019 until 10/1/2033	8,154,687	7,783,119
5.0%, 2/1/2034	588,010	563,065
5.5%, with various maturities from 7/1/2024 until 7/1/2037	22,708,552	22,326,214
6.0%, 4/1/2024	1,449,374	1,458,489
6.31%, 6/1/2008	1,500,000	1,498,623
6.5%, with various maturities from 3/1/2017 until 4/1/2037	8,301,146	8,458,806
8.0%, 9/1/2015	29,237	30,995

Total Mortgage Backed Securities Pass-Throughs (Cost $47,409,697)		47,232,731
Commercial and Non-Agency Mortgage-Backed Securities 37.3%
Adjustable Rate Mortgage Trust:
"3A31", Series 2005-10, 5.42% *, 1/25/2036	1,265,000	1,219,266
"1A4", Series 2006-2, 5.762% *, 5/25/2036	1,705,000	1,701,936
Banc of America Commercial Mortgage, Inc.:
"A4", Series 2005-5, 5.115%, 10/10/2045	1,585,000	1,549,410
"A2", Series 2007-2, 5.634%, 4/10/2049	820,000	829,174
"A2", Series 2007-3, 5.659% *, 6/10/2049	660,000	669,917
Banc of America Mortgage Securities, Inc., "1A20", Series 2005-3, 5.5%, 4/25/2035	1,840,000	1,837,351
Bank of America Commercial Mortgage Trust, "H", 144A, 5.84%, 6/10/2049	1,050,000	873,143
Bear Stearns Adjustable Rate Mortgage Trust:
"A1", Series 2006-1, 4.625% *, 2/25/2036	3,737,449	3,669,219
"2A1", Series 2006-4, 5.809% *, 10/25/2036	1,517,303	1,526,753
Bear Stearns Commercial Mortgage Securities:
"A2", Series 2007-PW16, 5.661% *, 6/11/2040	2,800,000	2,843,064
"AAB", Series 2007-PW16, 5.713% *, 6/11/2040	2,025,000	2,043,543
Chase Mortgage Finance Corp., "3A1", Series 2005-A1, 5.275% *, 12/25/2035	2,483,773	2,473,569
Citicorp Mortgage Securities, Inc.:
"A4", Series 2003-3, 5.5%, 3/25/2033	229,555	229,410
"1A1", Series 2004-8, 5.5%, 10/25/2034	1,027,298	1,028,351
Citigroup Commercial Mortgage Trust, "ASB", Series 2006-C5, 5.413%, 10/15/2049	1,390,000	1,378,227
Citigroup Mortgage Loan Trust, Inc.:
"2A1", Series 2006-AR1, 4.7% *, 3/25/2036	1,266,440	1,255,100
"1A1", Series 2006-AR1, 4.9% *, 10/25/2035	415,841	413,037
"1A2", Series 2006-AR2, 5.535% *, 3/25/2036	2,050,816	2,055,575
"2A1A", Series 2007-AR8, 5.929% *, 7/25/2037	4,116,589	4,090,860
"1CB2", Series 2004-NCM2, 6.75%, 8/25/2034	1,003,950	1,022,146
Citigroup/Deutsche Bank Commercial Mortgage Trust, "F", Series 2007-CD4, 5.555%, 12/11/2049	960,000	853,278
CitiMortgage Alternative Loan Trust, "A1", Series 2006-A2, 6.0%, 5/25/2036	1,657,118	1,674,419
Countrywide Alternative Loan Trust:
"A2", Series 2003-6T2, 5.0%, 6/25/2033	222,050	221,638
"A2", Series 2003-21T1, 5.25%, 12/25/2033	1,073,042	1,068,859
"A6", Series 2004-14T2, 5.5%, 8/25/2034	1,016,139	1,015,135

"7A1", Series 2004-J2, 6.0%, 12/25/2033	241,889	241,058
"1A1", Series 2004-J1, 6.0%, 2/25/2034	170,822	168,953
Credit Suisse Mortgage Capital Certificates:
"4A15", Series 2007-3, 5.5%, 4/25/2037	1,737,419	1,730,200
"5A14", Series 2007-1, 6.0%, 2/25/2037	1,792,743	1,806,078
CW Capital Cobalt Ltd.:
"AAB", Series 2007-C2, 5.416%, 4/15/2047	1,850,000	1,825,317
"A3", Series 2007-C2, 5.484%, 4/15/2047	1,850,000	1,828,925
GE Capital Commercial Mortgage Corp., "AJ", Series 2007-C1, 5.677%, 12/10/2049	1,050,000	1,017,721
GMAC Mortgage Corp. Loan Trust, "A1", Series 2006-J1, 5.75%, 4/25/2036	3,053,827	3,068,482
Greenwich Capital Commercial Funding Corp., "A2", Series 2007-GG9, 5.381%, 3/10/2039	1,300,000	1,302,628
GS Mortgage Securities Corp. II:
"A2", Series 2006-GG8, 5.479%, 11/10/2039	1,870,000	1,886,436
"C", Series 1998-C1, 6.91%, 10/18/2030	1,260,000	1,275,615
GSR Mortgage Loan Trust, "2A1", Series 2007-AR1, 6.01% *, 3/25/2037	3,166,179	3,194,993
IndyMac Inda Mortgage Loan Trust, "1A1", Series 2006-AR3, 5.36% *, 12/25/2036	1,907,905	1,901,569
IndyMac Index Mortgage Loan Trust, "3A1", Series 2006-AR33, 5.781% *, 1/25/2037	1,480,340	1,482,684
JPMorgan Chase Commercial Mortgage Securities Corp.:
"ASB", Series 2007-CB19, 5.73% *, 2/12/2049	1,680,000	1,696,492
"A2", Series 2007-LD11, 5.804% *, 6/15/2049	2,430,000	2,477,464
"ASB", Series 2007-LD11, 5.819% *, 6/15/2049	3,180,000	3,224,575
"H", Series 2007-LD11, 144A, 5.819% *, 6/15/2049	1,610,000	1,357,252
JPMorgan Mortgage Trust:
"6A1", Series 2007-A1, 4.78% *, 7/25/2035	1,702,195	1,682,681
"2A4L", Series 2006-A6, 5.567% *, 10/25/2036	1,840,000	1,800,556
"2A4", Series 2006-A2, 5.755% *, 4/25/2036	2,565,000	2,554,691
Lehman Mortgage Trust:
"3A3", Series 2006-1, 5.5%, 2/25/2036	1,773,400	1,773,112
"1A10", Series 2006-3, 6.0%, 7/25/2036	1,670,546	1,689,301
Master Alternative Loans Trust:
"5A1", Series 2005-1, 5.5%, 1/25/2020	548,290	543,750
"5A1", Series 2005-2, 6.5%, 12/25/2034	155,413	156,967
"8A1", Series 2004-3, 7.0%, 4/25/2034	42,340	42,651
Master Asset Securitization Trust, "2A7", Series 2003-9, 5.5%, 10/25/2033	1,117,083	1,084,966
Merrill Lynch Mortgage Investors Trust, "A2", Series 2005-A5, 4.566%, 6/25/2035	210,000	205,454
Morgan Stanley Capital I:
"A2", Series 2007-HQ11, 5.359%, 2/12/2044	1,800,000	1,801,630
"AAB", Series 2007-IQ14, 5.654%, 4/15/2049	1,845,000	1,845,689
Residential Accredit Loans, Inc.:
"3A1", Series 2006-QS18, 5.75%, 12/25/2021	1,533,240	1,542,094
"CB", Series 2004-QS2, 5.75%, 2/25/2034	694,665	679,253
Residential Funding Mortgage Security I, "2A2", Series 2007-SA1, 5.623% *, 2/25/2037	2,455,430	2,447,694
Sequoia Mortgage Trust, "2A1", Series 2007-1, 5.825% *, 2/20/2047	2,533,259	2,540,581
Structured Adjustable Rate Mortgage Loan Trust:
"6A3", Series 2005-21, 5.4%, 11/25/2035	1,485,000	1,402,831
"2A1", Series 2006-1, 5.613% *, 2/25/2036	1,316,268	1,309,022
"1A1", Series 2005-18, 5.657% *, 9/25/2035	1,095,837	1,100,708
Structured Asset Securities Corp., "4A1", Series 2005-6, 5.0%, 5/25/2035	696,817	654,573
Wachovia Bank Commercial Mortgage Trust:
"A3", Series 2007-C30, 5.246%, 12/15/2043	1,310,000	1,303,104
"APB", Series 2005-C22, 5.271% *, 12/15/2044	1,820,000	1,811,306
"A2", Series 2007-C31, 5.421%, 4/15/2047	4,640,000	4,644,474
"A2", Series 2007-C32, 5.736% *, 6/15/2049	1,870,000	1,899,076
Wachovia Mortgage Loan Trust LLC, "3A1", Series 2005-B, 5.171% *, 10/20/2035	2,371,463	2,340,576
Washington Mutual Mortgage Pass-Through Certificates Trust:

"2A1", Series 2002-S8, 4.5%, 1/25/2018	93,452	93,211
"A1", Series 2003-S7, 4.5%, 8/25/2018	1,696,940	1,618,988
"1A3", Series 2005-AR16, 5.104% *, 12/25/2035	1,660,000	1,638,257
"4A1", Series 2007-HY3, 5.349% *, 3/25/2037	2,952,121	2,931,209
"1A1", Series 2007-HY4, 5.559% *, 4/25/2037	2,577,027	2,568,123
"1A1", Series 2006-AR16, 5.606% *, 12/25/2036	2,247,675	2,239,797
"1A1", Series 2007-HY2, 5.633% *, 12/25/2036	2,506,591	2,513,256
Wells Fargo Mortgage Backed Securities Trust:
"2A5", Series 2006-AR2, 5.095% *, 3/25/2036	4,956,018	4,913,180
"A4", Series 2005-AR14, 5.386% *, 8/25/2035	1,700,000	1,636,945
"A1", Series 2006-3, 5.5%, 3/25/2036	2,049,774	2,048,405
"A6", Series 2006-AR11, 5.52% *, 8/25/2036	2,750,000	2,707,679
"2A5", Series 2006-AR1, 5.554% *, 3/25/2036	1,700,000	1,635,580
"1A3", Series 2006-6, 5.75%, 5/25/2036	1,795,783	1,804,613

Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $136,580,047)		136,234,805
Collateralized Mortgage Obligations 9.7%
Fannie Mae Whole Loan, "1A1", Series 2004-W15, 6.0%, 8/25/2044	1,052,129	1,068,057
Federal Home Loan Mortgage Corp.:
"LN", Series 3145, 4.5%, 10/15/2034	1,823,092	1,760,205
"TE", Series 2780, 5.0%, 1/15/2033	1,785,000	1,730,793
"NE", Series 2802, 5.0%, 2/15/2033	2,640,000	2,558,398
"OE", Series 2840, 5.0%, 2/15/2033	2,780,000	2,678,183
"PD", Series 2890, 5.0%, 3/15/2033	1,485,000	1,433,361
"OG", Series 2889, 5.0%, 5/15/2033	1,770,000	1,706,355
"PE", Series 2898, 5.0%, 5/15/2033	860,000	829,545
"XD", Series 2941, 5.0%, 5/15/2033	1,055,000	1,015,559
"PE", Series 2864, 5.0%, 6/15/2033	2,275,000	2,200,493
"UE", Series 2911, 5.0%, 6/15/2033	3,055,000	2,945,146
"BG", Series 2869, 5.0%, 7/15/2033	335,000	323,839
"KD", Series 2915, 5.0%, 9/15/2033	1,341,000	1,292,891
"NE", Series 2921, 5.0%, 9/15/2033	2,275,000	2,190,407
"QE", Series 2991, 5.0%, 8/15/2034	2,530,000	2,433,702
"PE", Series 2378, 5.5%, 11/15/2016	1,390,215	1,395,266
"CH", Series 2390, 5.5%, 12/15/2016	440,000	441,632
"PE", Series 2165, 6.0%, 6/15/2029	1,557,428	1,575,639
Federal National Mortgage Association:
"QD", Series 2005-29, 5.0%, 8/25/2033	435,000	418,142
"HE", Series 2005-22, 5.0%, 10/25/2033	1,540,000	1,480,405
"PG", Series 2002-3, 5.5%, 2/25/2017	500,000	500,044
"QC", Series 2002-11, 5.5%, 3/25/2017	599,220	599,640
"PH", Series 1999-19, 6.0%, 5/25/2029	1,552,196	1,574,209
"Z", Series 2001-14, 6.0%, 5/25/2031	979,505	984,668
"A2", Series 1998-M6, 6.32%, 8/15/2008	180,028	180,518

Total Collateralized Mortgage Obligations (Cost $35,789,269)		35,317,097
Municipal Bonds and Notes 2.9%
Indiana, Bond Bank Revenue, School Severance Funding, Series 11, 6.01%, 7/15/2021 (c)	1,965,000	2,001,726
Jicarilla, NM, Sales & Special Tax Revenue, Apache Nation Revenue, 144A, 5.2%, 12/1/2013	945,000	936,183
Los Angeles, CA, Community Redevelopment Agency, Financing Authority Revenue, Bunker Hill Project, 5.83%, 12/1/2017 (c)	2,500,000	2,532,625
Menasha, WI, Anticipation Notes, Series B, 5.65%, 9/1/2009	1,310,000	1,317,847
Michigan, Western Michigan University Revenue, 4.41%, 11/15/2014 (c)	1,130,000	1,108,473
Oregon, School Board Association Taxable - Pension, 4.668%, 6/30/2020 (c)	1,135,000	1,041,828

Portland, OR, River District, Urban Renewal & Redevelopment, Series B, 3.35%, 6/15/2010 (c)			1,550,000	1,498,075

Total Municipal Bonds and Notes (Cost $10,437,219)				10,436,757
	Government and Agency Obligations 15.7%
US Treasury Obligations
US Treasury Bonds:
	5.0%, 5/15/2037 (a)		5,015,000	5,144,292
	6.0%, 2/15/2026 (a)		7,571,000	8,574,157
US Treasury Notes:
	4.0%, 2/15/2015 (a)		1,820,000	1,770,662
	4.125%, 8/31/2012 (a)		26,198,000	26,091,584
	4.25%, 9/30/2012		2,695,000	2,697,528
	4.875%, 8/31/2008 (a)		7,079,000	7,124,900
	4.875%, 6/30/2012 (a)		5,863,000	6,026,983

Total Government and Agency Obligations (Cost $57,795,800)				57,430,106
			Shares	Value ($)

	Preferred Stocks 0.2%
Arch Capital Group Ltd., 8.0%			7,384	190,369
Delphi Financial Group, Inc., 7.376%			22,600	524,603

Total Preferred Stocks (Cost $751,264)				714,972
	Securities Lending Collateral 16.1%
Daily Assets Fund Institutional, 5.38% (d) (e) (Cost $58,747,509)			58,747,509	58,747,509
	Cash Equivalents 1.5%
Cash Management QP Trust, 5.14% (d) (Cost $5,372,007)			5,372,007	5,372,007
			% of Net Assets	Value ($)

Total Investment Portfolio (Cost $426,430,890)			116.1	423,830,926
Other Assets and Liabilities, Net (a)			(16.1)	(58,767,170)

Net Assets			100.0	365,063,756

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of September 30, 2007.

(a)

All or a portion of these securities were on loan amounting to $56,770,313. In addition, included in other assets and liabilities, net is a pending sale, amounting to $677,086, that is also on loan. The value of all securities loaned at September 30, 2007 amounted to $57,447,399 which is 15.7% of net assets.

(b)	When-issued security.
(c)	Bond is insured by one of these companies:
	Insurance Coverage	As a % of Total Investment Portfolio
	Ambac Financial Group, Inc.	0.8
	Financial Security Assurance, Inc.	0.6
	XL Capital Insurance	0.5
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REIT: Real Estate Investment Trust

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association and Federal Home Loan Mortgage Corp. issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio.

Investment Portfolio	as of September 30, 2007 (Unaudited)

DWS Davis Venture Value VIP

	Shares	Value ($)

Common Stocks 99.1%
Consumer Discretionary 11.3%
Automobiles 1.2%
Harley-Davidson, Inc.	96,700	4,468,507
Diversified Consumer Services 0.9%
H&R Block, Inc. (a)	152,400	3,227,832
Household Durables 0.2%
Hunter Douglas NV	9,963	894,939
Internet & Catalog Retail 1.2%
Amazon.com, Inc.*	30,000	2,794,500
Expedia, Inc.* (a)	21,099	672,636
Liberty Media Corp. - Interactive "A"*	52,300	1,004,683

		4,471,819
Media 6.3%
Comcast Corp. Special "A"*	416,550	9,980,538
Gannett Co., Inc.	14,200	620,540
Lagardere S.C.A.	39,100	3,325,844
Liberty Media Corp. - Capital "A"*	10,060	1,255,790
News Corp. "A"	273,500	6,014,265
Virgin Media, Inc.	63,632	1,544,349
WPP Group PLC (ADR) (a)	13,500	911,250

		23,652,576
Multiline Retail 0.2%
Sears Holdings Corp.* (a)	4,900	623,280
Specialty Retail 1.3%
Bed Bath & Beyond, Inc.* (a)	59,700	2,036,964
CarMax, Inc.* (a)	71,000	1,443,430
Lowe's Companies, Inc.	53,740	1,505,795

		4,986,189
Consumer Staples 14.4%
Beverages 2.4%
Diageo PLC (ADR)	56,700	4,974,291
Heineken Holding NV	68,000	3,895,907

		8,870,198
Food & Staples Retailing 6.8%
Costco Wholesale Corp.	243,000	14,912,910
CVS Caremark Corp.	128,459	5,090,830
Wal-Mart Stores, Inc.	121,720	5,313,078

		25,316,818
Food Products 0.5%
The Hershey Co. (a)	38,400	1,782,144
Household Products 1.1%
Procter & Gamble Co.	57,500	4,044,550
Personal Products 0.4%
Avon Products, Inc.	39,700	1,489,941
Tobacco 3.2%
Altria Group, Inc.	175,100	12,174,703

Energy 14.3%
Energy Equipment & Services 1.0%
Transocean, Inc.*	34,600	3,911,530
Oil, Gas & Consumable Fuels 13.3%
Canadian Natural Resources Ltd. (a)	25,300	1,916,475
China Coal Energy Co. "H"*	1,234,200	3,649,426
ConocoPhillips	213,020	18,696,766
Devon Energy Corp.	108,900	9,060,480
EOG Resources, Inc.	92,900	6,719,457
Occidental Petroleum Corp.	147,600	9,458,208

		49,500,812
Financials 37.2%
Capital Markets 3.2%
Ameriprise Financial, Inc.	73,820	4,658,780
Bank of New York Mellon Corp.	98,100	4,330,134
E*TRADE Financial Corp.*	21,000	274,260
Morgan Stanley	30,800	1,940,400
State Street Corp.	9,700	661,152

		11,864,726
Commercial Banks 7.6%
Commerce Bancorp, Inc. (a)	57,000	2,210,460
HSBC Holdings PLC	556,206	10,288,618
Wachovia Corp.	143,787	7,210,918
Wells Fargo & Co.	240,100	8,552,362

		28,262,358
Consumer Finance 4.4%
American Express Co.	275,200	16,338,624
Discover Financial Services	15,700	326,560

		16,665,184
Diversified Financial Services 6.2%
Citigroup, Inc.	136,100	6,351,787
JPMorgan Chase & Co.	292,684	13,410,781
Moody's Corp.	66,300	3,341,520

		23,104,088
Insurance 15.4%
Ambac Financial Group, Inc. (a)	15,500	975,105
American International Group, Inc.	218,800	14,801,820
Aon Corp.	62,100	2,782,701
Berkshire Hathaway, Inc. "B"*	3,253	12,855,856
Chubb Corp.	16,900	906,516
Loews Corp.	170,900	8,263,015
Markel Corp.*	640	309,760
Millea Holdings, Inc.	95,200	3,820,390
NIPPNOKOA Insurance Co., Ltd.	198,200	1,719,814
Principal Financial Group, Inc.	19,400	1,223,946
Progressive Corp.	299,400	5,811,354
Sun Life Financial, Inc.	11,700	613,665
Transatlantic Holdings, Inc.	49,837	3,505,036

		57,588,978
Real Estate Management & Development 0.4%
Hang Lung Group Ltd.	240,000	1,370,508

Health Care 3.5%
Health Care Equipment & Supplies 1.3%
Covidien Ltd.	118,990	4,938,085
Health Care Providers & Services 2.2%
Cardinal Health, Inc.	47,200	2,951,416
Express Scripts, Inc.*	36,200	2,020,684
UnitedHealth Group, Inc.	67,500	3,269,025

		8,241,125
Industrials 5.2%
Air Freight & Logistics 0.6%
Toll Holdings Ltd.	55,200	640,344
United Parcel Service, Inc. "B"	21,900	1,644,690

		2,285,034
Commercial Services & Supplies 1.0%
Dun & Bradstreet Corp.	37,500	3,697,875
Industrial Conglomerates 1.4%
Tyco International Ltd.	117,990	5,231,676
Marine 0.7%
China Shipping Development Co., Ltd. "H"	374,000	1,212,155
Kuehne & Nagel International AG (Registered)	15,920	1,567,045

		2,779,200
Road & Rail 0.1%
Asciano Group*	40,900	324,429
Transportation Infrastructure 1.4%
China Merchants Holdings International Co., Ltd	609,737	3,772,660
Cosco Pacific Ltd.	410,600	1,295,429

		5,068,089
Information Technology 7.5%
Computers & Peripherals 1.8%
Dell, Inc.*	152,100	4,197,960
Hewlett-Packard Co.	53,900	2,683,681

		6,881,641
Electronic Equipment & Instruments 1.6%
Agilent Technologies, Inc.*	50,400	1,858,752
Tyco Electronics Ltd.	117,490	4,162,671

		6,021,423
Internet Software & Services 0.5%
Google, Inc. "A"*	3,000	1,701,810
IT Services 1.3%
Iron Mountain, Inc.* (a)	156,949	4,783,805
Semiconductors & Semiconductor Equipment 0.3%
Texas Instruments, Inc.	34,500	1,262,355
Software 2.0%
Microsoft Corp.	253,300	7,462,218
Materials 4.1%
Construction Materials 1.6%
Martin Marietta Materials, Inc. (a)	27,200	3,632,560
Vulcan Materials Co. (a)	27,100	2,415,965

		6,048,525
Containers & Packaging 1.6%
Sealed Air Corp.	229,800	5,873,688

Metals & Mining 0.7%
BHP Billiton PLC	40,800	1,449,045
Rio Tinto PLC	14,500	1,243,258

		2,692,303
Paper & Forest Products 0.2%
Sino-Forest Corp. "A"*	34,600	781,991
Telecommunication Services 1.6%
Wireless Telecommunication Services
SK Telecom Co., Ltd. (ADR) (a)	67,600	2,007,720
Sprint Nextel Corp.	199,930	3,798,670

		5,806,390

Total Common Stocks (Cost $234,158,139)		370,153,342
Securities Lending Collateral 5.9%
Daily Assets Fund Institutional, 5.38% (b) (c) (Cost $21,884,471)	21,884,471	21,884,471
Cash Equivalents 0.9%
Cash Management QP Trust, 5.14% (b) (Cost $3,375,972)	3,375,972	3,375,972
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $259,418,582)	105.9	395,413,785
Other Assets and Liabilities, Net	(5.9)	(21,934,302)

Net Assets	100.0	373,479,483

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2007 amounted to $21,359,192 which is 5.7% of net assets.
(b)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending.
ADR: American Depositary Receipt

Investment Portfolio	as of September 30, 2007 (Unaudited)

DWS Dreman High Return Equity VIP

	Shares	Value ($)

Common Stocks 99.9%
Consumer Discretionary 5.9%
Multiline Retail 0.9%
Macy's, Inc.	271,510	8,775,203

Specialty Retail 5.0%
Borders Group, Inc.	415,600	5,539,948
Lowe's Companies, Inc.	754,200	21,132,684
Staples, Inc.	963,510	20,705,830

		47,378,462
Consumer Staples 12.4%
Tobacco
Altria Group, Inc.	1,178,320	81,928,590
Imperial Tobacco Group PLC (ADR)	25,000	2,294,000
UST, Inc.	699,040	34,672,384

		118,894,974
Energy 27.4%
Oil, Gas & Consumable Fuels
Anadarko Petroleum Corp.	533,900	28,697,125
Apache Corp.	299,500	26,972,970
Chevron Corp.	417,600	39,079,008
ConocoPhillips	1,081,394	94,913,951
Devon Energy Corp.	539,500	44,886,400
EnCana Corp.	120,500	7,452,925
Occidental Petroleum Corp.	321,000	20,569,680

		262,572,059
Financials 27.3%
Commercial Banks 6.5%
KeyCorp.	257,400	8,321,742
PNC Financial Services Group, Inc.	342,594	23,330,651
US Bancorp.	295,900	9,625,627
Wachovia Corp.	426,970	21,412,546

		62,690,566
Diversified Financial Services 2.4%
Bank of America Corp.	310,801	15,623,966
CIT Group, Inc.	127,300	5,117,460
JPMorgan Chase & Co.	47,400	2,171,868

		22,913,294
Insurance 2.9%
Chubb Corp.	291,900	15,657,516
Hartford Financial Services Group, Inc.	128,788	11,919,329

		27,576,845
Thrifts & Mortgage Finance 15.5%
Fannie Mae	913,673	55,560,455
Freddie Mac	818,141	48,278,501
Sovereign Bancorp, Inc.	467,619	7,968,228
Washington Mutual, Inc.	1,034,075	36,513,188

		148,320,372
Health Care 14.7%
Biotechnology 0.6%
Amgen, Inc.*	96,100	5,436,377
Health Care Equipment & Supplies 0.1%
Covidien Ltd.	11,613	481,940
Health Care Providers & Services 6.7%
Aetna, Inc.	441,500	23,960,205
Quest Diagnostics, Inc. (a)	42,804	2,472,787

UnitedHealth Group, Inc.	786,400	38,085,352

		64,518,344
Pharmaceuticals 7.3%
Eli Lilly & Co.	93,800	5,340,034
Pfizer, Inc.	1,339,600	32,726,428
Wyeth	713,700	31,795,335

		69,861,797
Industrials 8.3%
Aerospace & Defense 3.0%
Northrop Grumman Corp.	127,800	9,968,400
United Technologies Corp.	226,600	18,236,768

		28,205,168
Commercial Services & Supplies 0.0%
Corrections Corp. of America*	15,250	399,092
Industrial Conglomerates 5.3%
3M Co.	355,200	33,239,616
General Electric Co.	411,400	17,031,960
Tyco International Ltd.	19,006	842,726

		51,114,302
Information Technology 0.0%
Electronic Equipment & Instruments
Tyco Electronics Ltd.	7,566	268,063
Materials 0.0%
Chemicals
Tronox, Inc. "B"	490	4,425
Telecommunication Services 2.5%
Diversified Telecommunication Services
Verizon Communications, Inc.	534,700	23,676,516
Utilities 1.4%
Independent Power Producers & Energy Traders
TXU Corp.	196,600	13,461,202

Total Common Stocks (Cost $687,023,132)		956,549,001
Securities Lending Collateral 0.3%
Daily Assets Fund Institutional, 5.38% (b) (c) (Cost $2,283,050)	2,283,050	2,283,050
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $689,306,182)	100.2	958,832,051
Other Assets and Liabilities, Net	(0.2)	(1,582,220)

Net Assets	100.0	957,249,831

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2007 amounted to $2,238,005 which is 0.2% of net assets.
(b)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending.

ADR: American Depositary Receipt

Investment Portfolio	as of September 30, 2007 (Unaudited)

DWS Dreman Small Mid Cap Value VIP

	Shares	Value ($)

Common Stocks 95.0%
Consumer Discretionary 8.4%
Auto Components 1.2%
Autoliv, Inc.	117,000	6,990,750
Diversified Consumer Services 0.9%
Regis Corp.	168,900	5,389,599
Household Durables 1.0%
Leggett & Platt, Inc. (a)	291,950	5,593,762
Media 1.1%
Idearc, Inc.	198,300	6,240,501
Specialty Retail 2.8%
Foot Locker, Inc.	176,500	2,705,745
Penske Automotive Group, Inc.	235,000	4,756,400
Men's Wearhouse, Inc. (a)	164,900	8,330,748

		15,792,893
Textiles, Apparel & Luxury Goods 1.4%
Hanesbrands, Inc.*	275,800	7,738,948
Consumer Staples 11.5%
Beverages 2.0%
Central European Distribution Corp.* (a)	235,750	11,294,783
Food & Staples Retailing 1.8%
Ruddick Corp. (a)	253,900	8,515,806
Weis Markets, Inc. (a)	35,700	1,524,033

		10,039,839
Food Products 6.1%
Del Monte Foods Co.	703,500	7,386,750
Hormel Foods Corp.	148,600	5,316,908
Pilgrim's Pride Corp.	204,500	7,102,285
Ralcorp Holdings, Inc.* (a)	128,400	7,167,288
The J.M. Smucker Co.	148,000	7,906,160

		34,879,391
Tobacco 1.6%
Vector Group Ltd. (a)	413,386	9,263,981
Energy 10.7%
Energy Equipment & Services 4.3%
Atwood Oceanics, Inc.* (a)	153,200	11,728,992
Key Energy Services, Inc.*	227,100	3,860,700

Superior Energy Services, Inc.*	242,000	8,576,480

		24,166,172
Oil, Gas & Consumable Fuels 6.4%
Alon USA Energy, Inc.	176,100	5,948,658
Cimarex Energy Co.	196,600	7,323,350
Delta Petroleum Corp.* (a)	320,700	5,756,565
Pinnacle Gas Resources, Inc. 144A*	241,000	1,127,880
St. Mary Land & Exploration Co.	161,400	5,757,138
Uranium One, Inc.*	86,408	1,142,377
Uranium Resources, Inc.* (a)	990,383	9,299,696

		36,355,664
Financials 21.7%
Capital Markets 3.1%
A.G. Edwards, Inc.	109,000	9,128,750
FBR Capital Markets Corp. 144A*	95,600	1,231,328
Waddell & Reed Financial, Inc. "A"	274,000	7,406,220

		17,766,298
Commercial Banks 4.3%
Boston Private Financial Holdings, Inc.	243,400	6,776,256
Huntington Bancshares, Inc.	301,000	5,110,980
Sterling Financial Corp. (a)	217,173	5,844,125
UCBH Holdings, Inc.	374,600	6,548,008

		24,279,369
Diversified Financial Services 1.2%
CIT Group, Inc.	168,000	6,753,600
CMET Finance Holdings, Inc. 144A*	7,200	86,400

		6,840,000
Insurance 10.0%
Arch Capital Group Ltd.*	109,000	8,110,690
Argo Group International Holdings Ltd.*	136,488	5,938,593
Endurance Specialty Holdings Ltd.	206,700	8,588,385
Hanover Insurance Group, Inc.	146,900	6,491,511
HCC Insurance Holdings, Inc.	221,700	6,349,488
IPC Holdings Ltd.	239,600	6,912,460
Platinum Underwriters Holdings Ltd. (a)	233,100	8,382,276
Protective Life Corp.	144,200	6,119,848

		56,893,251
Real Estate Investment Trusts 3.1%
American Financial Realty Trust (REIT) (a)	632,400	5,090,820
Friedman, Billings, Ramsey Group, Inc. "A" (REIT)	17,900	82,519
Hospitality Properties Trust (REIT)	154,000	6,260,100
Ventas, Inc. (REIT)	151,800	6,284,520

		17,717,959
Health Care 8.2%
Health Care Equipment & Supplies 4.2%
Beckman Coulter, Inc.	111,200	8,202,112
Hillenbrand Industries, Inc.	123,800	6,811,476
Kinetic Concepts, Inc.* (a)	156,800	8,824,704

		23,838,292
Health Care Providers & Services 2.4%
Healthspring, Inc.* (a)	362,800	7,074,600
Lincare Holdings, Inc.*	179,300	6,571,345

		13,645,945

Life Sciences Tools & Services 1.6%
Varian, Inc.* (a)	140,949	8,965,766
Industrials 18.0%
Aerospace & Defense 4.5%
Alliant Techsystems, Inc.* (a)	87,200	9,530,960
Curtiss-Wright Corp. (a)	184,300	8,754,250
DRS Technologies, Inc.	129,700	7,149,064

		25,434,274
Airlines 0.3%
Alaska Air Group, Inc.* (a)	78,200	1,805,638
Building Products 0.9%
NCI Building Systems, Inc.*	124,500	5,379,645
Commercial Services & Supplies 1.7%
HNI Corp.	151,400	5,450,400
Kelly Services, Inc. "A" (a)	227,600	4,508,756

		9,959,156
Construction & Engineering 0.7%
Perini Corp.*	69,300	3,875,949
Electrical Equipment 4.9%
AMETEK, Inc.	203,700	8,803,914
General Cable Corp.*	79,600	5,342,752
Hubbell, Inc. "B"	118,000	6,740,160
Regal-Beloit Corp. (a)	143,900	6,891,371

		27,778,197
Machinery 4.1%
Barnes Group, Inc. (a)	329,400	10,514,448
Kennametal, Inc.	91,100	7,650,578
Mueller Water Products, Inc. "A" (a)	406,400	5,035,296

		23,200,322
Trading Companies & Distributors 0.9%
WESCO International, Inc.*	116,200	4,989,628
Information Technology 7.7%
Communications Equipment 2.8%
Arris Group, Inc.* (a)	396,600	4,898,010
CommScope, Inc.*	219,200	11,012,608

		15,910,618
Electronic Equipment & Instruments 2.3%
Anixter International, Inc.* (a)	130,500	10,759,725
Tektronix, Inc.	90,500	2,510,470

		13,270,195
Software 2.6%
Fair Isaac Corp. (a)	169,500	6,120,645
Jack Henry & Associates, Inc. (a)	329,300	8,515,698

		14,636,343
Materials 4.1%
Chemicals 1.7%
Hercules, Inc.	20,100	422,502
Sigma-Aldrich Corp.	186,000	9,065,640

		9,488,142

Metals & Mining 2.4%
IAMGOLD Corp.	705,400	6,115,818
RTI International Metals, Inc.* (a)	93,100	7,379,106

		13,494,924
Telecommunication Services 1.2%
Diversified Telecommunication Services
Windstream Corp.	488,950	6,903,974
Utilities 3.5%
Electric Utilities 2.3%
ALLETE, Inc. (a)	149,900	6,709,524
IDACORP, Inc. (a)	192,700	6,308,998

		13,018,522
Independent Power Producers & Energy Traders 0.0%
Dynegy, Inc. "A"*	10,679	98,674
Multi-Utilities 1.2%
Integrys Energy Group, Inc.	132,800	6,803,344

Total Common Stocks (Cost $492,460,171)		539,740,708
Securities Lending Collateral 13.5%
Daily Assets Fund Institutional, 5.38% (b) (c) (Cost $77,071,070)	77,071,070	77,071,070
Cash Equivalents 6.2%
Cash Management QP Trust, 5.14% (b) (Cost $35,254,450)	35,254,450	35,254,450
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $604,785,691)	114.7	652,066,228
Other Assets and Liabilities, Net (a)	(14.7)	(83,810,574)

Net Assets	100.0	568,255,654

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)

All or a portion of these securities were on loan amounting to $73,503,393. In addition, included in the other assets and liabilities is a pending sale, amounting to $371,997, that is also on loan. The value of all securities loaned at September 30, 2007 amounted to $73,875,390 which is 13.0% of net assets.

(b)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REIT: Real Estate Investment Trust

Investment Portfolio	as of September 30, 2007 (Unaudited)

DWS Global Thematic VIP

	Shares	Value ($)

Common Stocks 92.9%
Argentina 0.6%
Banco Macro SA (ADR) (Cost $1,172,525)	34,200	1,005,822
Australia 0.5%
Australian Wealth Management Ltd. (Cost $852,815)	410,171	898,442
Austria 3.0%
Erste Bank der oesterreichischen Sparkassen AG	16,000	1,218,448
Flughafen Wien AG	13,700	1,414,443
Wienerberger AG	43,820	2,743,760

(Cost $5,164,633)		5,376,651
Brazil 3.0%
Diagnosticos da America SA	39,600	907,365
Empresa Brasiliera de Aeronautica SA (ADR)	19,000	834,480
Gol-Linhas Aereas Inteligentes SA (ADR) (Preferred) (a)	21,800	523,200
Marfrig Frigorificos e Comercio de Alimentos SA*	98,700	1,023,077
Santos-Brasil SA (Units)	138,600	1,950,835

(Cost $4,581,806)		5,238,957
Canada 1.4%
Coalcorp Mining, Inc.*	78,335	255,958
Goldcorp, Inc.	72,850	2,226,552

(Cost $1,714,813)		2,482,510
China 0.8%
Focus Media Holding Ltd. (ADR)*	8,100	469,962
Sino-Ocean Land Holdings Ltd.*	59,000	83,485
Sunshine Holdings Ltd.	3,180,000	833,421

(Cost $1,103,617)		1,386,868
Denmark 1.2%
A P Moller-Maersk AS "B" (Cost $1,969,454)	148	2,033,336
Finland 0.6%
M-real Oyj "B" (a) (Cost $1,387,796)	199,700	1,113,967
France 2.9%
PPR	8,854	1,664,584
Sanofi-Aventis	19,908	1,687,708
Vallourec SA	6,250	1,800,414

(Cost $4,472,739)		5,152,706
Germany 12.8%
Air Berlin PLC* (a)	113,190	1,888,021
Axel Springer AG	12,018	2,056,125
Bilfinger Berger AG	13,200	1,029,909
Commerzbank AG	90,701	3,668,944
Deutsche Post AG (Registered)	69,750	2,029,473
GfK AG	4,484	181,324
Hochtief AG	9,200	1,116,748
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	10,995	2,111,872
Siemens AG (Registered)	35,077	4,819,643
Symrise AG*	103,426	2,739,087

Wacker Chemie AG	4,500	1,052,358

(Cost $21,190,479)		22,693,504
Hong Kong 1.7%
China Water Affairs Group Ltd.*	1,211,700	741,846
China Yurun Food Group Ltd.	804,000	1,149,927
Hongkong & Shanghai Hotels Ltd.	583,939	1,035,363

(Cost $2,029,697)		2,927,136
Hungary 0.5%
OTP Bank Nyrt. (Cost $826,250)	16,300	884,096
Indonesia 0.5%
PT Telekomunikasi Indonesia (ADR) (Cost $791,591)	18,800	917,816
Israel 0.6%
NICE Systems Ltd. (ADR)* (Cost $862,266)	31,100	1,114,624
Italy 1.2%
Banca Popolare di Milano Scarl	1,200	17,750
UniCredito Italiano SpA	248,000	2,120,213

(Cost $2,072,985)		2,137,963
Japan 8.0%
Canon, Inc.	32,000	1,733,443
Credit Saison Co., Ltd.	74,700	1,919,487
FANUC Ltd.	10,600	1,078,480
Fukuoka Financial Group, Inc.*	312,000	1,819,701
Mitsui Fudosan Co., Ltd.	56,000	1,545,957
Mizuho Financial Group, Inc.	161	912,415
ORIX Corp.	10,800	2,442,768
Ryobi Ltd. (a)	137,000	887,531
Seven & I Holdings Co., Ltd.	50,000	1,286,986
Shinsei Bank Ltd.	192,000	602,770

(Cost $14,157,922)		14,229,538
Kazakhstan 1.3%
Kazakhstan Kagazy PLC (GDR) 144A*	197,400	921,858
KazMunaiGas Exploration Production (GDR) 144A	59,400	1,425,006

(Cost $2,015,672)		2,346,864
Korea 4.2%
CDNetworks Co., Ltd.*	33,821	792,583
Daesang Corp.*	36,836	500,007
Kangwon Land, Inc.	40,500	1,190,538
Kookmin Bank	16,900	1,389,951
Kookmin Bank (ADR)	21,500	1,762,785
Samsung Electronics Co., Ltd.	2,851	1,788,996

(Cost $6,691,705)		7,424,860
Luxembourg 0.5%
Ternium SA (ADR) (Cost $856,844)	27,800	872,920
Malaysia 1.0%
AMMB Holdings Bhd.*	797,100	1,013,959
Steppe Cement Ltd.*	104,614	703,389

(Cost $1,196,236)		1,717,348
Mexico 1.9%
Empresas ICA SAB de CV (ADR)*	10,550	253,200

Grupo Televisa SA (ADR)	125,900	3,043,003

(Cost $3,469,504)		3,296,203
Netherlands 2.2%
QIAGEN NV*	113,600	2,192,491
TNT NV	41,000	1,717,762

(Cost $3,696,274)		3,910,253
Norway 0.6%
Cermaq ASA (Cost $1,100,550)	60,100	1,115,099
Russia 1.2%
Gazprom (ADR) (b)	9,050	399,105
Gazprom (ADR) (b)	26,832	1,177,293
Open Investements (GDR) (REG S)*	16,500	598,125

(Cost $1,993,612)		2,174,523
Singapore 1.0%
CapitaRetail China Trust (REIT)*	256,000	481,843
Food Empire Holdings Ltd.	755,000	443,321
Olam International Ltd.	366,300	771,026

(Cost $1,644,958)		1,696,190
South Africa 2.2%
Gold Fields Ltd. (ADR)	36,400	658,476
Gold Fields Ltd.	43,700	782,979
Lewis Group Ltd.	160,500	1,316,425
Naspers Ltd. "N"	43,900	1,215,209

(Cost $3,509,070)		3,973,089
Sweden 3.2%
Rezidor Hotel Group AB	16,500	119,766
Swedbank AB "A"	37,100	1,239,102
Tele2 AB "B"	90,000	1,946,541
Telefonaktiebolaget LM Ericsson "B"	593,600	2,375,985

(Cost $5,129,196)		5,681,394
Switzerland 4.2%
Credit Suisse Group (Registered)	13,230	877,507
Julius Baer Holding AG (Registered)	17,563	1,311,525
SGS SA (Registered)	1,172	1,338,923
Synthes, Inc.	11,694	1,309,226
UBS AG (Registered) (b)	5,100	271,575
UBS AG (Registered) (b)	43,836	2,354,876

(Cost $7,669,038)		7,463,632
Taiwan 1.0%
Chunghwa Telecom Co., Ltd. (ADR) (Cost $1,629,685)	94,880	1,753,382
Thailand 0.4%
Seamico Securities PCL (Foreign Registered)	2,540,900	298,014
Siam City Bank PCL (Foreign Registered)	717,300	378,793

(Cost $640,471)		676,807
Turkey 1.0%
Turkiye Is Bankasi (Isbank) "C" (Cost $1,124,587)	297,539	1,789,584
United Arab Emirates 0.9%
Emaar Properties (Cost $1,799,517)	550,676	1,604,967

United Kingdom 2.5%
AstraZeneca PLC	29,039	1,452,781
GlaxoSmithKline PLC	109,013	2,891,399

(Cost $4,113,907)		4,344,180
United States 24.3%
Advanced Micro Devices, Inc.* (a)	83,550	1,102,860
Akamai Technologies, Inc.*	116,800	3,355,664
Archer-Daniels-Midland Co.	89,800	2,970,584
BMB Munai, Inc.*	37,800	212,814
Bunge Ltd.	11,900	1,278,655
Caterpillar, Inc.	11,100	870,573
Chiquita Brands International, Inc.*	60,800	962,464
Cisco Systems, Inc.*	54,550	1,806,151
Cogent, Inc.*	61,800	969,024
ExxonMobil Corp.	16,800	1,555,008
Harley-Davidson, Inc.	21,300	984,273
Johnson & Johnson	55,150	3,623,355
Medtronic, Inc.	33,850	1,909,478
Monsanto Co.	22,000	1,886,280
New York Times Co. "A" (a)	79,200	1,564,992
Newmont Mining Corp.	31,200	1,395,576
Office Depot, Inc.*	86,800	1,789,816
Pantry, Inc.*	48,300	1,237,929
Pfizer, Inc.	60,875	1,487,176
SanDisk Corp.*	24,300	1,338,930
St. Jude Medical, Inc.*	26,800	1,181,076
Stryker Corp.	16,600	1,141,416
Sun Microsystems, Inc.*	279,000	1,565,190
Symantec Corp.*	113,900	2,207,382
The Blackstone Group LP (Limited Partnership)*	32,900	825,132
Wyeth	30,550	1,361,003
Yahoo!, Inc.*	94,100	2,525,644

(Cost $41,560,207)		43,108,445

Total Common Stocks (Cost $154,192,421)		164,543,676
Preferred Stocks 1.6%
Brazil 0.9%
Net Servicos de Comunicacao SA* (Cost $1,388,234)	95,300	1,562,858
Russia 0.7%
Sberbank (Cost $1,201,837)	455,000	1,314,950

Total Preferred Stocks (Cost $2,590,071)		2,877,808
Rights 0.0%
Austria
Wienerberger AG* (Cost $0)	37,272	0
Warrants 0.3%
Citigroup Global Markets Holdings, Inc., Expiration date 3/17/2008* (Cost $499,500)	90,000	582,120
Exchange Traded Funds 2.1%
Biotech HOLDRs Trust (a)	6,000	1,054,680
iShares Nasdaq Biotechnology Index Fund (a)	32,225	2,674,675

Total Exchange Traded Funds (Cost $3,307,810)		3,729,355
Securities Lending Collateral 5.2%
Daily Assets Fund Institutional, 5.38% (c) (d) (Cost $9,193,875)	9,193,875	9,193,875
Cash Equivalents 2.4%
Cash Management QP Trust, 5.14% (c) (Cost $4,173,413)	4,173,413	4,173,413
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $173,957,090)	104.5	185,100,247
Other Assets and Liabilities, Net (a)	(4.5)	(8,015,295)

Net Assets	100.0	177,084,952

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)

All or a portion of these securities were on loan amounting to $8,058,665. In addition, included in other assets and liabilities are pending sales, amounting to $835,040, that are also on loan. The value of all securities loaned at September 30, 2007 amounted to $8,893,705 which is 5.0% of net assets.

(b)		Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)		Represents collateral held in connection with securities lending.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
GDR: Global Depositary Receipt
HOLDRs: Holding Company Depositary Receipts
REIT: Real Estate Investment Trust

At September 30, 2007, the DWS Global Thematic VIP had the following sector diversification:

		As a % of
		Common and
Sector	Market Value ($)	Preferred Stocks
Financials	39,598,279	23.7%
Industrials	28,512,055	17.0%
Information Technology	22,676,476	13.5%
Health Care	21,144,474	12.6%
Consumer Discretionary	18,754,760	11.2%
Materials	14,353,442	8.6%
Consumer Staples	12,739,075	7.6%
Energy	5,025,184	3.0%
Telecommunication Services	4,617,739	2.8%
Total Common and Preferred Stocks	167,421,484	100.0%

Investment Portfolio	as of September 30, 2007 (Unaudited)

DWS Government & Agency Securities VIP

	Principal Amount ($)	Value ($)

Agencies Backed by the Full Faith and Credit of the US Government 51.6%
Government National Mortgage Association:
5.0%, with various maturities from 4/20/2033 until 6/15/2037 (a)	27,892,567	26,866,664
5.5%, with various maturities from 10/15/2032 until 11/15/2035 (a)	42,705,243	42,127,089
6.0%, with various maturities from 4/15/2013 until 1/20/2037 (a)	12,665,529	12,799,804
6.5%, with various maturities from 3/15/2014 until 11/15/2036	18,359,705	18,796,915
7.0%, with various maturities from 10/15/2026 until 7/15/2036	1,888,793	1,964,294
7.5%, with various maturities from 4/15/2026 until 1/15/2037	2,431,763	2,556,473
9.5%, with various maturities from 6/15/2013 until 12/15/2022	54,562	60,032
10.0%, with various maturities from 2/15/2016 until 3/15/2016	19,102	21,529

Total Agencies Backed by the Full Faith and Credit of the US Government (Cost $107,607,475)		105,192,800
Agencies Not Backed by the Full Faith and Credit of the US Government 33.0%
Federal Farm Credit Bank, 4.5%, 10/17/2012	10,000,000	9,900,577
Federal Home Loan Bank, 4.5%, 9/16/2013	20,000,000	19,741,360
Federal Home Loan Mortgage Corp.:
4.5%, 5/1/2019	58,477	56,561
5.0%, 7/15/2014	5,000,000	5,066,920
5.5%, 2/1/2017	54,197	54,610
5.729% *, 4/1/2037	2,988,296	3,009,162
5.771% *, 10/1/2036	2,882,888	2,905,182
5.813% *, 1/1/2037	2,346,897	2,366,408
5.882% *, 11/1/2036	1,254,044	1,266,985
5.884% *, 9/1/2036	1,176,491	1,187,278
6.5%, 9/1/2032	152,003	155,631
7.0%, with various maturities from 5/1/2029 until 8/1/2035	1,488,558	1,537,319
7.5%, with various maturities from 1/1/2027 until 5/1/2032	126,924	134,650
8.0%, 11/1/2030	2,181	2,280
8.5%, 7/1/2030	2,802	3,030
Federal National Mortgage Association:
4.875%, 5/18/2012	15,000,000	15,170,565
5.0%, 10/1/2033	627,359	600,745
5.5%, with various maturities from 2/1/2033 until 6/1/2034	3,661,216	3,600,417
7.0%, with various maturities from 9/1/2013 until 7/1/2034	505,332	523,847
8.0%, 12/1/2024	13,062	14,029

Total Agencies Not Backed by the Full Faith and Credit of the US Government (Cost $67,331,175)		67,297,556
Collateralized Mortgage Obligations 14.3%
Federal Home Loan Mortgage Corp.:
"MO", Series 3171, Principal Only, 6/15/2036	934,433	703,243
"GZ", Series 2906, 5.0%, 9/15/2034	1,433,842	1,227,883
"FT", Series 3346, 6.103% *, 10/15/2033	2,945,360	2,931,291
Federal National Mortgage Association, "LO", Series 2005-50, Principal Only, 6/25/2035	1,112,575	691,586
Government National Mortgage Association:
"JO", Series 2006-22, Principal Only, 4/20/2036	1,111,703	828,078
"PO", Series 2006-25, Principal Only, 5/20/2036	925,172	690,855
"OD", Series 2006-36, Principal Only, 7/16/2036	676,670	518,804
"GD", Series 2004-26, 5.0%, 11/16/2032	2,184,000	2,101,846
"LG", Series 2003- 70, 5.0%, 8/20/2033	4,000,000	3,649,668
"KE", Series 2004-19, 5.0%, 3/16/2034	500,000	451,585
"ZM", Series 2004-24, 5.0%, 4/20/2034	1,778,808	1,543,044

"LE", Series 2004-87, 5.0%, 10/20/2034				1,000,000	916,006
"ZB", Series 2005-15, 5.0%, 2/16/2035				1,251,332	1,082,374
"YZ", Series 2007-7, 5.0%, 2/16/2037				1,399,732	1,392,735
"CK", Series 2007-31, 5.0%, 5/16/2037				1,000,000	942,611
"ZB", Series 2003-85, 5.5%, 10/20/2033				2,369,197	2,106,152
"B", Series 2005-88, 5.5%, 11/20/2035				1,804,000	1,726,719
"ZA", Series 2006-7, 5.5%, 2/20/2036				1,854,310	1,743,595
"PH" Series 2002- 84, 6.0%, 11/16/2032				500,000	499,639
"FH", Series 1999-18, 6.003% *, 5/16/2029				2,422,481	2,410,920
"FE", Series 2003-57, 6.053% *, 3/16/2033				176,933	175,296
"FB", Series 2001-28, 6.253% *, 6/16/2031				829,208	831,058

Total Collateralized Mortgage Obligations (Cost $29,487,055)					29,164,988
US Treasury Obligations 7.0%
US Treasury Bills, 4.815% **, 10/18/2007 (b)				244,000	243,626
US Treasury Inflation Indexed Note, 2.0%, 4/15/2012				4,106,040	4,076,205
US Treasury Note, 4.125%, 8/31/2012				10,000,000	9,959,380

Total Government & Agency Obligations (Cost $14,205,080)					14,279,211
				Shares	Value ($)

Cash Equivalents 1.6%
Cash Management QP Trust, 5.14% (c) (Cost $3,404,708)				3,404,708	3,404,708
				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $222,035,493)				107.5	219,339,263
Other Assets and Liabilities, Net				(7.5)	(15,376,509)

Net Assets				100.0	203,962,754

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of September 30, 2007.

**				Annualized yield at time of purchase; not a coupon rate.
(a)				Mortgage dollar rolls included.
(b)				At September 30, 2007, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)				Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
At September 30, 2007, open futures contracts sold were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)
10 Year US Treasury Note	12/19/2007	31	3,404,094	3,387,719	16,375
30 Year US Treasury Bond	12/19/2007	103	11,522,780	11,468,406	54,374
Total net unrealized appreciation					70,749

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

Investment Portfolio	as of September 30, 2007 (Unaudited)

DWS Growth Allocation VIP

	Shares	Value ($)

Equity Funds 77.5%
DWS Blue Chip VIP "A"	342,392	5,187,232
DWS Capital Growth VIP "A"	549,156	11,197,299
DWS Davis Venture Value VIP "A"	1,140,530	16,959,681
DWS Dreman High Return Equity VIP "A"	1,048,788	16,119,879
DWS Dreman Small Mid Cap Value VIP "A"	585,395	12,275,736
DWS Global Opportunities VIP "A"	28,182	517,133
DWS Global Thematic VIP "A"	154,554	2,540,865
DWS Growth & Income VIP "A"	2,273,848	25,398,878
DWS Health Care VIP "A"	39,564	575,655
DWS International Select Equity VIP "A"	6,961	117,231
DWS International VIP "A"	2,008,243	30,625,706
DWS Large Cap Value VIP "A"	1,604,244	30,239,993
DWS Mid Cap Growth VIP "A"	8,113	114,225
DWS RREEF Real Estate Securities VIP "A"	145,295	2,676,326
DWS Small Cap Growth VIP "A"	263,350	4,195,170
DWS Technology VIP "A"	56,284	614,617

Total Equity Funds (Cost $140,184,593)		159,355,626
Fixed Income – Bond Funds 22.3%
DWS Core Fixed Income VIP "A"	3,715,026	43,391,505
DWS Government & Agency Securities VIP "A"	299	3,601
DWS High Income VIP "A"	243,447	1,930,534
DWS Strategic Income VIP "A"	45,382	523,714

Total Fixed Income – Bond Funds (Cost $45,468,448)		45,849,354
Fixed Income – Money Market Fund 0.2%
Cash Management QP Trust (Cost $588,045)	588,045	588,045
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $186,241,086)	100.1	205,793,025
Other Assets and Liabilities, Net	(0.1)	(222,460)

Net Assets	100.0	205,570,565

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Investment Portfolio	as of September 30, 2007 (Unaudited)

DWS High Income VIP

		Principal Amount ($)(a)	Value ($)

Corporate Bonds 87.7%
Consumer Discretionary 21.9%
AAC Group Holding Corp., 14.75%, 10/1/2012 (PIK) (b)		473,474	464,005
Affinia Group, Inc., 9.0%, 11/30/2014 (b)		905,000	850,700
AMC Entertainment, Inc., 8.0%, 3/1/2014		1,355,000	1,290,637
American Achievement Corp., 8.25%, 4/1/2012		265,000	263,675
American Media Operations, Inc., Series B, 10.25%, 5/1/2009 (b)		350,000	311,500
Asbury Automotive Group, Inc.:
144A, 7.625%, 3/15/2017		610,000	561,200
8.0%, 3/15/2014		260,000	250,900
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015		435,000	423,038
Buffets, Inc., 12.5%, 11/1/2014 (b)		355,000	248,500
Burlington Coat Factory Warehouse Corp., 11.125%, 4/15/2014		530,000	495,550
Cablevision Systems Corp., Series B, 9.82% **, 4/1/2009		350,000	360,500
Caesars Entertainment, Inc., 8.875%, 9/15/2008		620,000	633,175
CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015 (b)		395,000	398,950
Charter Communications Holdings LLC:
10.25%, 9/15/2010 (b)		2,080,000	2,126,800
Series B, 10.25%, 9/15/2010		975,000	1,014,000
11.0%, 10/1/2015		2,237,000	2,264,962
Cirsa Capital Luxembourg, 144A, 7.875%, 7/15/2012	EUR	335,000	446,643
Claire's Stores, Inc., 144A, 9.25%, 6/1/2015		240,000	207,600
Cooper-Standard Automotive, Inc., 8.375%, 12/15/2014 (b)		335,000	291,450
CSC Holdings, Inc.:
7.25%, 7/15/2008		560,000	561,400
Series B, 8.125%, 7/15/2009		215,000	218,763
Series B, 8.125%, 8/15/2009		200,000	203,500
Denny's Corp. Holdings, Inc., 10.0%, 10/1/2012		170,000	175,525
Dex Media East LLC/Financial, 12.125%, 11/15/2012		3,857,000	4,117,347
Dollar General Corp., 144A, 10.625%, 7/15/2015 (b)		490,000	460,600
Dollarama Group LP, 144A, 11.16% **, 8/15/2012		402,000	404,010
EchoStar DBS Corp.:
6.625%, 10/1/2014		690,000	693,450
7.125%, 2/1/2016		675,000	693,562
Fontainebleau Las Vegas Holdings LLC, 144A, 10.25%, 6/15/2015		745,000	698,437
Foot Locker, Inc., 8.5%, 1/15/2022		180,000	171,900
French Lick Resorts & Casinos LLC, 144A, 10.75%, 4/15/2014		1,935,000	1,538,325
General Motors Corp.:
7.2%, 1/15/2011		1,315,000	1,255,825
7.4%, 9/1/2025		550,000	442,750
8.375%, 7/15/2033		1,110,000	972,637
Goodyear Tire & Rubber Co., 11.25%, 3/1/2011		1,645,000	1,762,206
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		525,000	525,000
Group 1 Automotive, Inc., 8.25%, 8/15/2013 (b)		260,000	260,000
Hanesbrands, Inc., Series B, 8.784% **, 12/15/2014		785,000	781,075
Hertz Corp.:
8.875%, 1/1/2014		1,225,000	1,261,750
10.5%, 1/1/2016 (b)		320,000	345,600
Idearc, Inc., 8.0%, 11/15/2016		2,620,000	2,613,450
ION Media Networks, Inc.:
Series A, 11.0%, 7/31/2013		7,500	6,107
Series AI, 11.0%, 7/31/2013 (c)		27,000	21,985

144A, 11.0%, 7/31/2013 (c)		270,000	219,848
144A, 11.61% **, 1/15/2013		515,000	525,300
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014		940,000	841,300
Jacobs Entertainment, Inc., 9.75%, 6/15/2014		955,000	950,225
Jarden Corp., 7.5%, 5/1/2017		435,000	420,863
Kabel Deutschland GmbH, 10.625%, 7/1/2014 (b)		190,000	203,300
Liberty Media LLC:
5.7%, 5/15/2013		95,000	88,752
8.25%, 2/1/2030		795,000	779,100
8.5%, 7/15/2029		765,000	773,345
Majestic Star Casino LLC, 9.5%, 10/15/2010		100,000	96,000
Mediacom Broadband LLC, 8.5%, 10/15/2015		40,000	40,100
MediMedia USA, Inc., 144A, 11.375%, 11/15/2014		265,000	272,950
Metaldyne Corp.:
10.0%, 11/1/2013 (b)		470,000	446,500
11.0%, 6/15/2012 (b)		145,000	124,338
MGM MIRAGE:
6.75%, 9/1/2012		215,000	211,506
8.375%, 2/1/2011 (b)		475,000	495,188
Michaels Stores, Inc., 10.0%, 11/1/2014 (b)		770,000	789,250
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010		915,000	940,162
Norcraft Holdings/Capital, Step-up Coupon, 0% to 9/1/2008, 9.75% to 9/1/2012 (b)		1,440,000	1,288,800
OSI Restaurant Partners, Inc., 144A, 10.0%, 6/15/2015		610,000	539,850
Penske Automotive Group, Inc., 7.75%, 12/15/2016		1,310,000	1,254,325
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013 (b)		545,000	561,350
Quebecor Media, Inc., 144A, 7.75%, 3/15/2016 (c)		335,000	321,600
Quebecor World, Inc., 144A, 9.75%, 1/15/2015		435,000	416,513
Quiksilver, Inc., 6.875%, 4/15/2015		660,000	631,950
Reader's Digest Association, Inc., 144A, 9.0%, 2/15/2017		350,000	315,000
Sabre Holdings Corp., 8.35%, 3/15/2016		480,000	432,000
Sbarro, Inc., 10.375%, 2/1/2015		305,000	277,550
Seminole Hard Rock Entertainment, Inc., 144A, 8.194% **, 3/15/2014		610,000	595,513
Shingle Springs Tribal Gaming Authority, 144A, 9.375%, 6/15/2015		425,000	429,250
Simmons Co.:
Step-up Coupon, 0% to 12/15/2009, 10.0% to 12/15/2014		1,720,000	1,371,700
7.875%, 1/15/2014		320,000	307,200
Sinclair Broadcast Group, Inc., 8.0%, 3/15/2012 (b)		312,000	319,020
Sirius Satellite Radio, Inc., 9.625%, 8/1/2013		785,000	779,112
Six Flags, Inc., 9.75%, 4/15/2013		240,000	203,400
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013		510,000	503,625
Station Casinos, Inc., 6.5%, 2/1/2014		1,040,000	915,200
Telenet Group Holding NV, 144A, Step-up Coupon, 0% to 12/15/2008, 11.5% to 6/15/2014		2,657,000	2,630,430
The Bon-Ton Stores, Inc., 10.25%, 3/15/2014		340,000	317,900
Toys "R" Us, Inc., 7.375%, 10/15/2018		440,000	353,100
Travelport LLC:
9.875%, 9/1/2014		220,000	224,400
10.246% **, 9/1/2014		405,000	405,000
11.875%, 9/1/2016 (b)		220,000	230,450
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015		1,140,000	949,050
TRW Automotive, Inc., 144A, 7.0%, 3/15/2014 (b)		300,000	291,000
United Components, Inc., 9.375%, 6/15/2013		85,000	86,275
Unity Media GmbH, 144A, 10.375%, 2/15/2015		330,000	336,600
Univision Communications, Inc., 144A, 9.75%, 3/15/2015 (PIK)		1,875,000	1,828,125
UPC Holding BV:
144A, 7.75%, 1/15/2014	EUR	480,000	672,478

144A, 8.0%, 11/1/2016	EUR	240,000	335,383

Vitro SAB de CV:
8.625%, 2/1/2012		350,000	344,750
9.125%, 2/1/2017		705,000	692,663
Series A, 11.75%, 11/1/2013		225,000	243,000
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009		390,000	390,975
XM Satellite Radio, Inc., 9.75%, 5/1/2014 (b)		1,025,000	1,027,562
Young Broadcasting, Inc., 8.75%, 1/15/2014		2,495,000	2,108,275

			66,237,390
Consumer Staples 3.5%
Alliance One International, Inc., 144A, 8.5%, 5/15/2012		260,000	254,800
Del Laboratories, Inc., 8.0%, 2/1/2012		475,000	437,000
Delhaize America, Inc.:
8.05%, 4/15/2027		190,000	202,277
9.0%, 4/15/2031		1,017,000	1,211,528
General Nutrition Center, Inc., 10.009% **, 3/15/2014 (PIK)		615,000	590,400
Harry & David Holdings, Inc., 10.621% **, 3/1/2012		560,000	537,600
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012		2,081,750	1,920,414
Pilgrim's Pride Corp., 7.625%, 5/1/2015		220,000	223,300
Rite Aid Corp.:
7.5%, 3/1/2017		875,000	823,594
144A, 9.5%, 6/15/2017		440,000	411,400
Smithfield Foods, Inc., 7.75%, 7/1/2017 (b)		600,000	615,000
Tereos Europe SA, 144A, 6.375%, 4/15/2014	EUR	250,000	333,316
Viskase Companies, Inc., 11.5%, 6/15/2011		3,100,000	3,100,000

			10,660,629
Energy 7.2%
Belden & Blake Corp., 8.75%, 7/15/2012		2,365,000	2,406,387
Chaparral Energy, Inc., 8.5%, 12/1/2015		625,000	585,937
Chesapeake Energy Corp.:
6.25%, 1/15/2018		335,000	323,275
6.875%, 1/15/2016		1,640,000	1,640,000
7.75%, 1/15/2015 (b)		230,000	236,613
Cimarex Energy Co., 7.125%, 5/1/2017		425,000	421,813
Complete Production Services, Inc., 8.0%, 12/15/2016		785,000	776,169
Delta Petroleum Corp., 7.0%, 4/1/2015 (b)		1,160,000	986,000
Denbury Resources, Inc., 7.5%, 12/15/2015		170,000	174,250
Dynegy Holdings, Inc.:
6.875%, 4/1/2011 (b)		200,000	196,500
8.375%, 5/1/2016		980,000	984,900
Energy Partners Ltd., 144A, 9.75%, 4/15/2014		420,000	403,200
Frontier Oil Corp., 6.625%, 10/1/2011		380,000	373,350
Mariner Energy, Inc.:
7.5%, 4/15/2013		150,000	145,500
8.0%, 5/15/2017		355,000	347,013
OPTI Canada, Inc., 144A, 8.25%, 12/15/2014		525,000	528,938
Plains Exploration & Production Co., 7.0%, 3/15/2017		255,000	238,425
Quicksilver Resources, Inc., 7.125%, 4/1/2016		335,000	329,975
Sabine Pass LNG LP:
7.25%, 11/30/2013		150,000	147,750
7.5%, 11/30/2016		1,470,000	1,447,950
Stone Energy Corp., 6.75%, 12/15/2014		1,505,000	1,392,125
Tennessee Gas Pipeline Co., 7.625%, 4/1/2037		435,000	472,309
Tesoro Corp., 144A, 6.5%, 6/1/2017		700,000	694,750

VeraSun Energy Corp., 144A, 9.375%, 6/1/2017		345,000	296,700
Whiting Petroleum Corp.:
7.0%, 2/1/2014		520,000	499,200
7.25%, 5/1/2012		705,000	692,662
7.25%, 5/1/2013		170,000	165,750
Williams Companies, Inc.:
8.125%, 3/15/2012		1,415,000	1,524,662
8.75%, 3/15/2032		2,585,000	2,975,981
Williams Partners LP, 7.25%, 2/1/2017		435,000	443,700

			21,851,784
Financials 12.4%
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		1,300,000	1,157,000
Ashton Woods USA LLC, 9.5%, 10/1/2015		1,370,000	1,082,300
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014		260,000	244,400
CEVA Group PLC, 144A, 8.5%, 12/1/2014	EUR	410,000	491,097
Conproca SA de CV, Series REG S, 12.0%, 6/16/2010		2,385,000	2,635,425
E*TRADE Financial Corp.:
7.375%, 9/15/2013		550,000	514,250
7.875%, 12/1/2015		725,000	670,625
8.0%, 6/15/2011		665,000	661,675
Ford Motor Credit Co., LLC:
7.25%, 10/25/2011		3,075,000	2,881,626
7.375%, 10/28/2009		3,365,000	3,299,574
7.875%, 6/15/2010		1,860,000	1,818,195
GMAC LLC:
6.875%, 9/15/2011		6,285,000	5,981,208
8.0%, 11/1/2031		908,000	890,822
Hawker Beechcraft Acquisition Co., LLC:
144A, 8.5%, 4/1/2015		810,000	828,225
144A, 8.875%, 4/1/2015 (PIK)		930,000	936,975
144A, 9.75%, 4/1/2017		655,000	669,737
Hexion US Finance Corp., 9.75%, 11/15/2014		490,000	539,000
Hub International Holdings, Inc., 144A, 9.0%, 12/15/2014		350,000	336,000
Inmarsat Finance PLC, Step-up Coupon, 0% to 11/15/2008, 10.375% to 11/15/2012		520,000	497,900
iPayment, Inc., 9.75%, 5/15/2014		475,000	453,625
KAR Holdings, Inc.:
144A, 8.75%, 5/1/2014		475,000	454,813
144A, 10.0%, 5/1/2015		330,000	309,375
Local TV Finance LLC, 144A, 9.25%, 6/15/2015 (PIK)		445,000	418,300
New ASAT (Finance) Ltd., 9.25%, 2/1/2011		575,000	431,250
Petroplus Finance Ltd.:
144A, 6.75%, 5/1/2014		430,000	412,800
144A, 7.0%, 5/1/2017		430,000	408,500
Pinnacle Foods Finance LLC, 144A, 9.25%, 4/1/2015		350,000	333,375
Realogy Corp., 144A, 12.375%, 4/15/2015 (b)		335,000	252,925
Residential Capital LLC:
6.125%, 11/21/2008 (b)		810,000	724,950
6.224% **, 6/9/2008		160,000	147,200
7.8% **, 11/21/2008		1,290,000	1,157,775
Triad Acquisition Corp., Series B, 11.125%, 5/1/2013		280,000	239,400
U.S.I. Holdings Corp.:
144A, 9.433% **, 11/15/2014		265,000	251,750
144A, 9.75%, 5/15/2015		355,000	318,613
UCI Holdco, Inc., 144A, 12.694% **, 12/15/2013 (PIK)		576,554	547,726
Universal City Development Partners, 11.75%, 4/1/2010		2,205,000	2,304,225
Wimar Opco LLC, 144A, 9.625%, 12/15/2014		2,135,000	1,654,625

Yankee Acquisition Corp.:
Series B, 8.5%, 2/15/2015	330,000	320,100
Series B, 9.75%, 2/15/2017 (b)	260,000	245,700

		37,523,061
Health Care 4.6%
Advanced Medical Optics, Inc., 7.5%, 5/1/2017	645,000	593,400
Community Health Systems, Inc., 144A, 8.875%, 7/15/2015	3,125,000	3,210,937
HCA, Inc.:
6.5%, 2/15/2016	900,000	765,000
144A, 9.125%, 11/15/2014	790,000	833,450
144A, 9.25%, 11/15/2016	1,380,000	1,466,250
HEALTHSOUTH Corp.:
10.75%, 6/15/2016	840,000	884,100
11.409% **, 6/15/2014	170,000	177,225
IASIS Healthcare LLC:
5.25%, 6/15/2014	390,076	370,572
8.75%, 6/15/2014	325,000	329,063
Omnicare, Inc., 6.125%, 6/1/2013	175,000	160,125
Psychiatric Solutions, Inc., 7.75%, 7/15/2015	435,000	440,438
PTS Acquisition Corp., 144A, 9.5%, 4/15/2015 (PIK)	245,000	231,525
Sun Healthcare Group, Inc., 144A, 9.125%, 4/15/2015	435,000	443,700
Surgical Care Affiliates, Inc., 144A, 8.875%, 7/15/2015 (PIK)	515,000	489,250
Tenet Healthcare Corp., 9.25%, 2/1/2015	1,220,000	1,076,650
The Cooper Companies, Inc., 7.125%, 2/15/2015	870,000	856,950
Universal Hospital Services, Inc., 144A, 8.5%, 6/1/2015 (PIK)	305,000	301,950
Vanguard Health Holding Co. II, LLC, 9.0%, 10/1/2014	1,260,000	1,222,200

		13,852,785
Industrials 11.8%
Actuant Corp., 144A, 6.875%, 6/15/2017	350,000	344,750
Aleris International, Inc.:
9.0%, 12/15/2014 (PIK)	610,000	564,250
144A, 9.0%, 12/15/2014 (PIK)	165,000	152,625
Allied Security Escrow Corp., 11.375%, 7/15/2011	769,000	769,000
American Color Graphics, Inc., 10.0%, 6/15/2010	850,000	629,000
American Railcar Industries, Inc., 7.5%, 3/1/2014	435,000	432,825
ARAMARK Corp.:
8.5%, 2/1/2015 (b)	705,000	719,100
8.856% **, 2/1/2015	605,000	611,050
Baldor Electric Co., 8.625%, 2/15/2017	435,000	454,575
Belden, Inc., 144A, 7.0%, 3/15/2017	435,000	430,650
Bombardier, Inc.:
144A, 6.3%, 5/1/2014	365,000	357,700
144A, 6.75%, 5/1/2012	100,000	100,250
144A, 8.0%, 11/15/2014	190,000	199,025
Bristow Group, Inc., 144A, 7.5%, 9/15/2017	520,000	530,400
Browning-Ferris Industries, Inc., 7.4%, 9/15/2035	1,560,000	1,466,400
Building Materials Corp. of America, 7.75%, 8/1/2014	605,000	547,525
Cenveo Corp., 7.875%, 12/1/2013	1,102,000	1,002,820
Congoleum Corp., 8.625%, 8/1/2008 *	1,200,000	1,011,000
DRS Technologies, Inc.:
6.625%, 2/1/2016	220,000	217,250
6.875%, 11/1/2013	680,000	680,000
7.625%, 2/1/2018	1,505,000	1,535,100
Education Management LLC, 8.75%, 6/1/2014	445,000	456,125
Esco Corp.:

144A, 8.625%, 12/15/2013	760,000	748,600
144A, 9.569% **, 12/15/2013	445,000	429,425
General Cable Corp.:
7.125%, 4/1/2017	520,000	509,600
7.735% **, 4/1/2015	525,000	509,250
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013 (b)	350,000	336,000
Harland Clarke Holdings Corp., 9.5%, 5/15/2015 (b)	435,000	388,238
Iron Mountain, Inc., 8.75%, 7/15/2018 (b)	340,000	353,600
K. Hovnanian Enterprises, Inc.:
6.25%, 1/15/2016	1,660,000	1,278,200
8.875%, 4/1/2012	1,550,000	1,162,500
Kansas City Southern de Mexico SA de CV:
144A, 7.375%, 6/1/2014	350,000	342,125
144A, 7.625%, 12/1/2013	1,185,000	1,161,300
9.375%, 5/1/2012	1,105,000	1,157,488
Kansas City Southern Railway Co.:
7.5%, 6/15/2009	395,000	399,444
9.5%, 10/1/2008	2,810,000	2,869,712
Mobile Services Group, Inc., 144A, 9.75%, 8/1/2014	805,000	805,000
Navios Maritime Holdings, Inc., 9.5%, 12/15/2014 (b)	700,000	721,875
Panolam Industries International, Inc., 144A, 10.75%, 10/1/2013	265,000	251,750
R.H. Donnelley, Inc.:
144A, 8.875%, 10/15/2017 (c)	400,000	406,000
10.875%, 12/15/2012	1,920,000	2,044,800
Rail America, Inc., 7.81% **, 10/2/2008	750,000	740,625
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014	117,000	128,408
RBS Global, Inc. & Rexnord Corp., 9.5%, 8/1/2014	385,000	398,475
Riverdeep Bank, 12.403% **, 12/15/2007	602,907	599,892
Saint Acquisition Corp., 144A, 12.5%, 5/15/2017 (b)	355,000	237,850
Sally Holdings LLC, 9.25%, 11/15/2014	525,000	530,250
Seitel, Inc., 9.75%, 2/15/2014	135,000	127,575
Ship Finance International Ltd., 8.5%, 12/15/2013	430,000	441,825
Terex Corp., 7.375%, 1/15/2014	240,000	243,600
Titan International, Inc., 8.0%, 1/15/2012	1,375,000	1,371,562
TransDigm, Inc., 7.75%, 7/15/2014	260,000	262,600
U.S. Concrete, Inc., 8.375%, 4/1/2014 (b)	490,000	455,700
United Rentals North America, Inc., 7.0%, 2/15/2014	875,000	892,500
Xerox Capital Trust I, 8.0%, 2/1/2027 (b)	315,000	317,791

		35,834,980
Information Technology 2.8%
Alion Science & Technology Corp., 10.25%, 2/1/2015	350,000	317,625
Freescale Semiconductor, Inc., 8.875%, 12/15/2014 (b)	435,000	419,775
L-3 Communications Corp.:
5.875%, 1/15/2015	1,480,000	1,420,800
Series B, 6.375%, 10/15/2015	730,000	717,225
Lucent Technologies, Inc., 6.45%, 3/15/2029 (b)	1,870,000	1,552,100
MasTec, Inc., 7.625%, 2/1/2017	610,000	593,225
Sanmina-SCI Corp.:
8.125%, 3/1/2016	245,000	211,925
144A, 8.444% **, 6/15/2010	360,000	356,400
Seagate Technology HDD Holdings, 6.8%, 10/1/2016	830,000	811,325
SunGard Data Systems, Inc., 10.25%, 8/15/2015	1,575,000	1,645,875
Vangent, Inc., 144A, 9.625%, 2/15/2015	350,000	326,375

		8,372,650

Materials 11.2%
Appleton Papers, Inc., Series B, 8.125%, 6/15/2011		245,000	241,938
ARCO Chemical Co., 9.8%, 2/1/2020		4,305,000	4,261,950
Associated Materials, Inc., Step-up Coupon, 0% to 3/1/2009, 11.25% to 3/1/2014 (b)		885,000	557,550
Cascades, Inc., 7.25%, 2/15/2013 (b)		1,291,000	1,265,180
Chemtura Corp., 6.875%, 6/1/2016		845,000	802,750
Clondalkin Acquisition BV:
144A, 6.73% **, 12/15/2013	EUR	75,000	103,203
144A, 7.694% **, 12/15/2013		445,000	427,200
CPG International I, Inc.:
10.5%, 7/1/2013		1,235,000	1,235,000
12.13% **, 7/1/2012		280,000	283,150
Equistar Chemicals LP, 10.625%, 5/1/2011		603,000	630,135
Exopack Holding Corp., 11.25%, 2/1/2014		1,470,000	1,536,150
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/2017		690,000	753,825
GEO Specialty Chemicals, Inc., 144A, 13.729% **, 12/31/2009 (d)		3,044,000	2,496,080
Georgia-Pacific Corp., 144A, 7.125%, 1/15/2017		305,000	295,088
Gibraltar Industries, Inc., Series B, 8.0%, 12/1/2015		435,000	408,900
Hexcel Corp., 6.75%, 2/1/2015		1,800,000	1,777,500
Huntsman LLC, 11.625%, 10/15/2010		1,277,000	1,353,620
Jefferson Smurfit Corp., 8.25%, 10/1/2012 (b)		220,000	220,550
Koppers Holdings, Inc., Step-up Coupon, 0% to 11/15/2009, 9.875% to 11/15/2014		1,190,000	1,017,450
Lyondell Chemical Co.:
6.875%, 6/15/2017		2,175,000	2,359,875
10.5%, 6/1/2013		295,000	317,125
Massey Energy Co.:
6.625%, 11/15/2010		130,000	127,075
6.875%, 12/15/2013 (b)		965,000	899,862
Metals USA Holdings Corp., 144A, 11.36% **, 7/1/2012 (PIK)		565,000	525,450
Millar Western Forest Products Ltd., 7.75%, 11/15/2013 (b)		435,000	343,650
Momentive Performance Materials, Inc., 144A, 9.75%, 12/1/2014		495,000	490,050
Mueller Water Products, Inc., 7.375%, 6/1/2017		440,000	407,000
Neenah Foundry Co., 9.5%, 1/1/2017		235,000	215,025
NewMarket Corp., 7.125%, 12/15/2016		1,045,000	1,013,650
OI European Group BV, 144A, 6.875%, 3/31/2017	EUR	525,000	726,165
Pliant Corp., 11.625%, 6/15/2009 (PIK)		11	12
Radnor Holdings Corp., 11.0%, 3/15/2010 *		265,000	331
Rhodia SA, 144A, 6.959% **, 10/15/2013	EUR	525,000	736,458
Smurfit-Stone Container Enterprises, Inc.:
8.0%, 3/15/2017		865,000	849,862
8.375%, 7/1/2012		435,000	435,000
Steel Dynamics, Inc., 144A, 6.75%, 4/1/2015		700,000	675,500
Terra Capital, Inc., Series B, 7.0%, 2/1/2017		1,315,000	1,282,125
The Mosaic Co., 144A, 7.375%, 12/1/2014		785,000	824,250
TriMas Corp., 9.875%, 6/15/2012		923,000	941,460
Witco Corp., 6.875%, 2/1/2026		360,000	294,300
Wolverine Tube, Inc., 10.5%, 4/1/2009		770,000	735,350

			33,866,794
Telecommunication Services 6.9%
American Cellular Corp., Series B, 10.0%, 8/1/2011		108,000	112,860
BCM Ireland Preferred Equity Limited, 144A, 11.574% **, 2/15/2017 (PIK)	EUR	466,327	641,612
Cell C Property Ltd., 144A, 11.0%, 7/1/2015		1,700,000	1,436,500
Centennial Communications Corp.:
10.0%, 1/1/2013 (b)		1,035,000	1,094,512
10.125%, 6/15/2013		350,000	371,000
Cincinnati Bell, Inc.:

7.25%, 7/15/2013		825,000	831,187
8.375%, 1/15/2014		465,000	463,838
Cricket Communications, Inc., 144A, 9.375%, 11/1/2014		965,000	979,475
Dobson Cellular Systems, 9.875%, 11/1/2012		685,000	739,800
Embratel, Series B, 11.0%, 12/15/2008		197,000	208,574
Grupo Iusacell SA de CV, Series B, 10.0%, 7/15/2004 *		285,000	285,000
Insight Midwest LP, 9.75%, 10/1/2009 (b)		264,000	264,330
Intelsat Bermuda Ltd.:
8.886% **, 1/15/2015		100,000	101,000
9.25%, 6/15/2016		295,000	306,063
11.25%, 6/15/2016		895,000	958,769
Intelsat Corp., 9.0%, 6/15/2016		345,000	355,350
Intelsat Ltd., 5.25%, 11/1/2008		335,000	326,625
Intelsat Subsidiary Holding Co., Ltd., 8.25%, 1/15/2013		725,000	735,875
iPCS, Inc., 144A, 7.481% **, 5/1/2013		210,000	203,700
MetroPCS Wireless, Inc., 144A, 9.25%, 11/1/2014		1,010,000	1,030,200
Millicom International Cellular SA, 10.0%, 12/1/2013		710,000	754,375
Nextel Communications, Inc., Series D, 7.375%, 8/1/2015		1,515,000	1,539,702
Nortel Networks Ltd.:
144A, 9.61% **, 7/15/2011		810,000	810,000
144A, 10.125%, 7/15/2013		155,000	159,456
Orascom Telecom Finance, 144A, 7.875%, 2/8/2014		270,000	255,488
Qwest Corp., 7.25%, 9/15/2025		150,000	147,375
Rural Cellular Corp., 9.875%, 2/1/2010		805,000	841,225
Stratos Global Corp., 9.875%, 2/15/2013		340,000	357,850
SunCom Wireless Holdings, Inc., 8.5%, 6/1/2013		950,000	993,937
US Unwired, Inc., Series B, 10.0%, 6/15/2012		1,015,000	1,088,439
Virgin Media Finance PLC:
8.75%, 4/15/2014	EUR	405,000	574,622
8.75%, 4/15/2014		1,500,000	1,537,500
West Corp., 9.5%, 10/15/2014		520,000	536,900

			21,043,139
Utilities 5.4%
AES Corp., 144A, 8.75%, 5/15/2013		2,840,000	2,971,350
Allegheny Energy Supply Co., LLC, 144A, 8.25%, 4/15/2012		2,445,000	2,622,262
CMS Energy Corp., 8.5%, 4/15/2011		1,070,000	1,149,084
Edison Mission Energy, 144A, 7.0%, 5/15/2017		790,000	778,150
Mirant Americas Generation LLC, 8.3%, 5/1/2011		635,000	641,350
Mirant North America LLC, 7.375%, 12/31/2013		310,000	314,650
NRG Energy, Inc.:
7.25%, 2/1/2014		1,560,000	1,563,900
7.375%, 2/1/2016		1,830,000	1,834,575
PSE&G Energy Holdings LLC, 10.0%, 10/1/2009		1,730,000	1,854,570
Regency Energy Partners LP, 8.375%, 12/15/2013		595,000	623,263
Reliant Energy, Inc., 7.875%, 6/15/2017 (b)		870,000	875,438
Sierra Pacific Resources:
6.75%, 8/15/2017		1,010,000	993,587
8.625%, 3/15/2014		200,000	211,704

			16,433,883

Total Corporate Bonds (Cost $273,655,331)			265,677,095

Senior Bank Loans 1.9%
Advanced Medical Optics, Inc., Term Loan B, LIBOR plus 1.75%, 6.651% **, 4/2/2014		259,350	247,031
Alliance Mortgage Cycle Loan, LIBOR plus 7.25%, 12.151%**, 6/1/2010 *		700,000	70,000
Dollar General Corp., Term Loan B, LIBOR plus 2.75%, 7.651% **, 7/6/2014		405,000	385,763

First Data Corp., LIBOR plus 2.75%, 7.651% **, 9/17/2014	1,345,000	1,304,650
Golden Nugget, 9.01% **, 6/14/2014	480,000	453,000
HCA, Inc., Term Loan A, 7.19% **, 11/18/2012	1,360,000	1,320,485
Local TV on Satellite LLC, Term Loan B, LIBOR plus 2.25%, 7.151%**, 5/7/2013	250,000	239,375
Longview Power LLC, Term Loan B, 8.0%**, 2/28/2014	225,000	218,531
Sabre, Inc., Term Loan B, LIBOR plus 2.25%, 7.151% **, 9/30/2014	427,595	408,287
Symbion, Inc.:
Term Loan A, 5.2% **, 8/23/2013	200,000	195,750
Term Loan B, 5.2% **, 8/23/2014	200,000	194,333
Tribune Co., Term Loan B, 8.36% **, 5/24/2014	870,000	795,398

Total Senior Bank Loans (Cost $6,532,295)		5,832,603
	Shares	Value ($)

Warrants 0.0%
Dayton Superior Corp., 144A, Expiration Date 6/15/2009*	95	0
DeCrane Aircraft Holdings, Inc., 144A, Expiration Date 9/30/2008*	1,350	0

Total Warrants (Cost $1)		0

	Units	Value ($)
Other Investments 0.7%
Hercules, Inc., (Bond Unit), 6.5%, 6/30/2029	1,100,000	957,000
IdleAire Technologies Corp. (Bond Unit), 144A, Step-up Coupon, 0% to 6/15/2008, 13.0% to 12/15/2012	1,735,000	1,006,300

Total Other Investments (Cost $2,322,646)		1,963,300

	Shares	Value ($)
Common Stocks 0.0%
GEO Specialty Chemicals, Inc.*	24,225	20,591
GEO Specialty Chemicals, Inc. 144A*	2,206	1,875

Total Common Stocks (Cost $290,953)		22,466
Preferred Stocks 0.0%
ION Media Networks, Inc.:
Series AI, 144A, 12.0%	30,000	2,565
Series B, 12.0%	5,000	428
144A, 12.0%	3	25,650

Total Preferred Stocks (Cost $46,018)		28,643
Securities Lending Collateral 5.7%
Daily Assets Fund Institutional, 5.38% (e) (f) (Cost $17,358,052)	17,358,052	17,358,052
Cash Equivalents 7.5%
Cash Management QP Trust, 5.14% (e) (Cost $22,841,273)	22,841,273	22,841,273

					% of Net Assets	Value ($)

Total Investment Portfolio (Cost $323,046,569)					103.5	313,723,432
Other Assets and Liabilities, Net					(3.5)	(10,626,035)

Net Assets					100.0	303,097,397

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or the interest or has filed for bankruptcy. The following table represents bonds that are in default:

Securities	Coupon	Maturity Date	Principal Amount		Acquisition Cost ($)	Value ($)
Alliance Mortgage Cycle Loan	12.151%	6/1/2010	700,000	USD	700,000	70,000
Congoleum Corp.	8.625%	8/1/2008	1,200,000	USD	1,137,800	1,011,000
Grupo Iusacell SA de CV	10.0%	7/15/2004	285,000	USD	182,087	285,000
Radnor Holdings Corp.	11.0%	3/15/2010	265,000	USD	242,395	331
					2,262,282	1,366,331
**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of September 30, 2007.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2007 amounted to $16,915,377 which is 5.6% of net assets.
(c)	Delayed Delivery.
(d)	Security has a deferred interest payment of $92,407 from March 31, 2006.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: Represents the London InterBank Offered Rate.
PIK: Denotes that all or a portion of the income is paid in kind.

As of September 30, 2007, the Portfolio had the following open forward foreign currency exchange contract:
				Settlement	Unrealized
Contract to Deliver		In Exchange For		Date	Depreciation ($)
EUR	3,201,400	USD	4,440,950	10/17/2007	(126,153)

Currency Abbreviations
EUR	Euro		USD	United States Dollar

Investment Portfolio	as of September 30, 2007 (Unaudited)

DWS International Select Equity VIP

	Shares	Value ($)

Common Stocks 96.9%
Australia 1.2%
Leighton Holdings Ltd. (a) (Cost $1,935,276)	66,600	3,027,224
Austria 1.8%
Erste Bank der oesterreichischen Sparkassen AG	41,300	3,145,119
Wienerberger AG	22,676	1,419,842

(Cost $3,947,945)		4,564,961
Belgium 1.5%
KBC Groep NV (Cost $3,551,632)	29,000	3,986,629
Brazil 1.1%
Redecard SA (GDR) 144A* (Cost $2,164,088)	74,000	2,761,375
Canada 2.1%
Shoppers Drug Mart Corp. (Cost $4,161,617)	97,500	5,330,569
China 0.1%
Hidili Industry International Development Ltd.*	64,000	101,427
Sino-Ocean Land Holdings Ltd.*	147,500	208,713

(Cost $204,091)		310,140
Colombia 1.2%
Bancolombia SA (ADR) (REG S) (Preferred) (Cost $3,216,227)	91,500	3,170,475
Cyprus 1.2%
Bank of Cyprus PCL (Cost $2,972,519)	180,458	3,184,378
Finland 3.0%
Nokia Oyj	70,900	2,682,467
Nokian Renkaat Oyj	125,500	4,913,409

(Cost $3,878,013)		7,595,876
France 3.3%
Societe Generale	6,859	1,149,490
Total SA	58,442	4,728,593
Vallourec SA	9,255	2,666,054

(Cost $5,277,675)		8,544,137
Germany 14.8%
Bayer AG	59,311	4,714,170
DaimlerChrysler AG (Registered)	28,700	2,890,832
E.ON AG	21,138	3,909,411
Fresenius Medical Care AG & Co.	80,800	4,294,927
GEA Group AG*	115,399	4,059,283
Gerresheimer AG*	90,844	4,889,123
Linde AG	36,800	4,563,540
Merck KGaA	27,198	3,282,074
Siemens AG (Registered)	38,900	5,344,930

(Cost $28,644,652)		37,948,290
Greece 1.8%
National Bank of Greece SA (Cost $2,815,528)	71,900	4,566,748
Hong Kong 3.4%
China Mobile Ltd.	178,000	2,913,559

Esprit Holdings Ltd.	373,500	5,889,111

(Cost $5,969,068)		8,802,670
Hungary 1.5%
OTP Bank Nyrt. (Cost $3,695,635)	73,400	3,981,143
Italy 2.9%
UniCredito Italiano SpA (Cost $7,108,595)	885,200	7,567,794
Japan 16.4%
Canon, Inc.	169,800	9,198,082
Japan Tobacco, Inc.	1,471	8,081,155
JFE Holdings, Inc.	41,000	2,889,520
Komatsu Ltd.	100,000	3,338,086
Makita Corp.	30,000	1,305,824
Mitsubishi Corp.	111,100	3,492,130
Mitsui Fudosan Co., Ltd.	88,000	2,429,361
ORIX Corp.	18,000	4,071,279
Suzuki Motor Corp.	161,000	4,745,631
Yamaha Motor Co., Ltd.	102,800	2,609,138

(Cost $34,529,973)		42,160,206
Kazakhstan 0.8%
KazMunaiGas Exploration Production (GDR) 144A (Cost $1,249,406)	80,900	1,940,791
Mexico 1.6%
Empresas ICA SAB de CV*	75,700	456,454
Grupo Financiero Banorte SAB de CV "O"	921,600	3,648,516

(Cost $4,007,801)		4,104,970
Netherlands 1.2%
Akzo Nobel NV (Cost $2,969,464)	38,000	3,129,754
New Zealand 0.4%
Fletcher Building Ltd. (Cost $915,263)	120,200	1,154,247
Norway 2.1%
Statoil ASA (Cost $4,272,228)	156,900	5,343,634
Pakistan 0.4%
MCB Bank Ltd. (GDR) 144A (Cost $710,212)	46,201	997,942
Russia 2.9%
Gazprom (ADR) (b)	1,100	48,510
Gazprom (ADR) (b)	101,500	4,453,460
VTB Bank (GDR) 144A*	321,250	2,875,188

(Cost $7,427,244)		7,377,158
Spain 4.1%
Industria de Diseno Textil SA	35,600	2,395,614
Telefonica SA	292,920	8,205,191

(Cost $7,579,854)		10,600,805
Sweden 2.8%
Rezidor Hotel Group AB	322,900	2,343,793
Tele2 AB "B"	70,500	1,524,790
Telefonaktiebolaget LM Ericsson "B"	831,700	3,329,020

(Cost $6,138,455)		7,197,603
Switzerland 6.4%
Compagnie Financiere Richemont SA "A" (Unit)	64,652	4,283,662

Lonza Group AG (Registered)	38,807	4,228,671
Nestle SA (Registered)	6,086	2,733,659
Roche Holding AG (Genusschein)	28,239	5,117,369

(Cost $11,113,023)		16,363,361
United Arab Emirates 0.4%
Emaar Properties (Cost $1,291,749)	388,773	1,133,094
United Kingdom 16.5%
3i Group PLC	244,335	4,980,065
AMEC PLC	645,905	9,764,519
Anglo American PLC	71,180	4,749,203
Greene King PLC	204,525	3,687,228
Prudential PLC	212,603	3,265,558
Serco Group PLC	421,196	3,576,601
Standard Chartered PLC	143,565	4,694,758
Tesco PLC	385,674	3,465,689
Whitbread PLC	124,708	4,144,977

(Cost $36,201,429)		42,328,598

Total Common Stocks (Cost $197,948,662)		249,174,572
Preferred Stocks 1.8%
Germany
Porsche AG (Cost $1,978,804)	2,115	4,490,121
Securities Lending Collateral 1.1%
Daily Assets Fund Institutional, 5.38% (c) (d) (Cost $2,816,101)	2,816,101	2,816,101
Cash Equivalents 0.6%
Cash Management QP Trust, 5.14% (c) (Cost $1,630,244)	1,630,244	1,630,244
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 204,373,811)	100.4	258,111,038
Other Assets and Liabilities, Net	(0.4)	(1,046,034)

Net Assets	100.0	257,065,004

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2007 amounted to $2,681,439 which is 1.0% of net assets.
(b)		Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)		Represents collateral held in connection with securities lending.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
GDR: Global Depositary Receipt

At September 30, 2007 the DWS International Select Equity VIP had the following sector diversification:

		As a % of
		Common and
Sector	Market Value ($)	Preferred Stocks
Financials	59,056,250	23.4%
Consumer Discretionary	43,699,340	17.2%
Industrials	37,145,123	14.6%
Materials	25,530,532	10.1%
Consumer Staples	19,611,072	7.7%
Information Technology	17,970,944	7.1%
Health Care	17,583,493	6.9%
Energy	16,514,988	6.5%
Telecommunication Services	12,643,540	5.0%
Utilities	3,909,411	1.5%
Total Common and Preferred Stocks	253,664,693	100.0%

Investment Portfolio	as of September 30, 2007 (Unaudited)

DWS Janus Growth & Income VIP

	Shares	Value ($)

Common Stocks 96.3%
Consumer Discretionary 11.2%
Hotels Restaurants & Leisure 0.9%
Melco PBL Entertainment (Macau) Ltd. (ADR)* (a)	106,070	1,750,155
Media 5.9%
British Sky Broadcasting Group PLC	313,731	4,459,434
Clear Channel Outdoor Holdings, Inc. "A"* (a)	14,020	357,510
Comcast Corp. "A"* (a)	24,470	591,685
Lamar Advertising Co. "A" (a)	34,535	1,691,179
Marvel Entertainment, Inc.* (a)	103,142	2,417,648
News Corp. "B" (a)	58,315	1,363,988

		10,881,444
Multiline Retail 1.4%
J.C. Penney Co., Inc.	11,545	731,607
Nordstrom, Inc. (a)	39,425	1,848,638

		2,580,245
Specialty Retail 3.0%
Best Buy Co., Inc. (a)	40,095	1,845,172
PETsMART, Inc.	51,805	1,652,580
Tiffany & Co.	41,215	2,157,605

		5,655,357
Consumer Staples 8.5%
Food & Staples Retailing 3.8%
CVS Caremark Corp.	137,005	5,429,508
Whole Foods Market, Inc. (a)	35,085	1,717,762

		7,147,270
Food Products 1.4%
Archer-Daniels-Midland Co.	50,585	1,673,352
TreeHouse Foods, Inc.* (a)	33,630	909,691

		2,583,043

Household Products 2.4%
Procter & Gamble Co.	63,670	4,478,548
Tobacco 0.9%
Altria Group, Inc.	23,380	1,625,611
Energy 14.6%
Energy Equipment & Services 1.4%
Halliburton Co.	67,600	2,595,840
Oil, Gas & Consumable Fuels 13.2%
Apache Corp.	14,370	1,294,162
EnCana Corp.	74,488	4,607,083
EOG Resources, Inc.	16,680	1,206,464
ExxonMobil Corp.	51,515	4,768,229
Hess Corp.	67,204	4,471,082
Peabody Energy Corp.	18,205	871,473
Suncor Energy, Inc.	44,853	4,259,603
Valero Energy Corp.	45,545	3,059,713

		24,537,809
Financials 12.7%
Capital Markets 3.5%
E*TRADE Financial Corp.*	231,915	3,028,810
MF Global Ltd.*	24,645	714,705
The Blackstone Group LP (Limited Partnership)* (a)	39,910	1,000,943
UBS AG (Registered)	33,200	1,767,900

		6,512,358
Commercial Banks 2.6%
Commerce Bancorp, Inc. (a)	57,235	2,219,573
US Bancorp. (a)	79,082	2,572,538

		4,792,111
Diversified Financial Services 3.6%
Citigroup, Inc.	64,448	3,007,788
JPMorgan Chase & Co.	80,150	3,672,473

		6,680,261
Insurance 0.6%
American International Group, Inc.	16,840	1,139,226
Real Estate Management & Development 0.3%
Hang Lung Properties Ltd.	101,230	448,605
Thrifts & Mortgage Finance 2.1%
Fannie Mae	64,620	3,929,542
Health Care 7.4%
Biotechnology 0.7%
Genentech, Inc.*	17,770	1,386,415
Health Care Equipment & Supplies 1.6%
Align Technology, Inc.* (a)	84,470	2,139,625
Nobel Biocare Holding AG (Bearer)	3,030	819,629

		2,959,254
Health Care Providers & Services 3.3%
Coventry Health Care, Inc.* (a)	41,200	2,563,052
Express Scripts, Inc.*	33,355	1,861,876
Pediatrix Medical Group, Inc.*	25,835	1,690,126

		6,115,054

Pharmaceuticals 1.8%
Roche Holding AG (Genusschein)	18,211	3,300,131
Industrials 10.5%
Aerospace & Defense 2.2%
Boeing Co.	23,320	2,448,367
Empresa Brasiliera de Aeronautica SA (ADR)	38,678	1,698,738

		4,147,105
Air Freight & Logistics 0.9%
United Parcel Service, Inc. "B"	22,190	1,666,469
Commercial Services & Supplies 0.3%
Waste Management, Inc.	12,645	477,222
Construction & Engineering 0.2%
Insituform Technologies, Inc. "A"* (a)	30,665	467,028
Electrical Equipment 2.7%
JA Solar Holdings Co., Ltd. (ADR)* (a)	47,910	2,153,555
Suntech Power Holdings Co., Ltd. (ADR)*	73,687	2,940,111

		5,093,666
Industrial Conglomerates 2.9%
General Electric Co.	129,245	5,350,743
Machinery 1.3%
Basin Water, Inc.* (a)	4,905	58,026
Caterpillar, Inc.	13,465	1,056,060
Pall Corp.	12,015	467,384
Watts Water Technologies, Inc. "A" (a)	24,525	752,917

		2,334,387
Information Technology 27.4%
Communications Equipment 3.4%
Corning, Inc.	58,830	1,450,159
Nokia Oyj (ADR)	84,238	3,195,147
QUALCOMM, Inc.	42,110	1,779,569

		6,424,875
Computers & Peripherals 3.9%
Dell, Inc.*	97,090	2,679,684
EMC Corp.*	221,800	4,613,440

		7,293,124
Internet Software & Services 6.0%
eBay, Inc.*	75,130	2,931,573
Google, Inc. "A"*	8,474	4,807,046
Yahoo!, Inc.*	127,055	3,410,156

		11,148,775
IT Services 2.0%
Infosys Technologies Ltd. (ADR) (a)	29,469	1,426,005
Satyam Computer Services, Ltd. (ADR) (a)	29,469	762,953
Western Union Co.	72,820	1,527,035

		3,715,993
Semiconductors & Semiconductor Equipment 9.2%
Advanced Micro Devices, Inc.* (a)	230,065	3,036,858
ASML Holding NV (NY Registered Shares)* (a)	69,230	2,274,898
NVIDIA Corp.*	117,391	4,254,250
Samsung Electronics Co., Ltd. (GDR) 144A	10,569	3,316,023
Spansion, Inc. "A"* (a)	177,495	1,499,833

Texas Instruments, Inc.	73,205	2,678,571

		17,060,433
Software 2.9%
Electronic Arts, Inc.*	42,445	2,376,495
Red Hat, Inc.* (a)	70,195	1,394,775
VMware, Inc. "A"* (a)	18,400	1,564,000

		5,335,270
Materials 2.3%
Metals & Mining 1.5%
Barrick Gold Corp.	66,160	2,664,925
Paper & Forest Products 0.8%
Weyerhaeuser Co.	21,100	1,525,530
Telecommunication Services 0.3%
Wireless Telecommunication Services
American Tower Corp. "A"*	11,505	500,928
Utilities 1.4%
Water Utilities
American States Water Co. (a)	23,405	912,795
Aqua America, Inc. (a)	30,655	695,255
California Water Service Group (a)	25,110	966,484

		2,574,534

Total Common Stocks (Cost $134,195,692)		178,879,286
Equity Linked Structured Notes 2.7%
Financials
Capital Markets
Lehman Brothers Holdings, Inc., Convertible (Corning, Inc.) 144A, 10.55%	62,039	1,523,058
Merrill Lynch International, Convertible (Apple, Inc.) 144A	15,824	2,353,345
UBS AG Jersey, Convertible (Celgene Corp., E*TRADE Financial Corp., and Marvell Technology Group Ltd.) Series 4934, 144A, 37.0%	1,683	1,134,393

Total Equity Linked Structured Notes (Cost $5,490,163)		5,010,796

	Principal Amount ($)	Value ($)

Corporate Bonds 0.9%
Financials
Natixis Financial Products, Inc., 9.05%, 11/20/2007 (Cost $1,585,676)	1,585,676	1,678,644

	Shares	Value ($)

Securities Lending Collateral 17.2%
Daily Assets Fund Institutional, 5.38% (b) (c) (Cost $32,054,920)	32,054,920	32,054,920
Cash Equivalents 0.5%
Cash Management QP Trust, 5.14% (b) (Cost $899,332)	899,332	899,332

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $174,225,783)	117.6	218,522,978
Other Assets and Liabilities, Net	(17.6)	(32,733,316)

Net Assets	100.0	185,789,662

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2007 amounted to $31,207,609 which is 16.8% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
GDR: Global Depositary Receipt

As of September 30, 2007, the Portfolio had the following open foreign forward currency exchange contracts:

				Settlement	Unrealized
Contracts to Deliver		In Exchange For		Date	Depreciation ($)
EUR	200,000	USD	266,333	10/17/2007	(18,986)
EUR	1,115,000	USD	1,511,750	11/29/2007	(80,198)
CHF	1,355,000	USD	1,126,089	11/29/2007	(42,902)
CHF	925,000	USD	777,520	2/15/2008	(24,253)
Total unrealized depreciation					(166,339)

Currency Abbreviations:
CHF	Swiss Franc	USD	United States Dollar
EUR	Euro

Investment Portfolio	as of September 30, 2007 (Unaudited)

DWS Large Cap Value VIP

	Shares	Value ($)

Common Stocks 92.6%
Consumer Discretionary 2.3%
Hotels Restaurants & Leisure 1.2%
McDonald's Corp.	61,900	3,371,693
Household Durables 0.4%
Centex Corp.	46,116	1,225,302
Media 0.7%
Gannett Co., Inc.	46,201	2,018,984
Consumer Staples 7.7%
Food & Staples Retailing 1.9%
CVS Caremark Corp.	135,446	5,367,725
Food Products 2.9%
General Mills, Inc.	71,500	4,147,715
Kraft Foods, Inc. "A"	110,456	3,811,837

		7,959,552
Tobacco 2.9%
Altria Group, Inc.	72,435	5,036,405
Reynolds American, Inc. (a)	49,900	3,173,141

		8,209,546
Energy 18.9%
Energy Equipment & Services 5.0%
Baker Hughes, Inc.	32,393	2,927,355
ENSCO International, Inc.	52,500	2,945,250
Halliburton Co.	119,860	4,602,624
Noble Corp.	71,600	3,511,980

		13,987,209
Oil, Gas & Consumable Fuels 13.9%
BP PLC (ADR)	41,502	2,878,164

Chevron Corp.	46,600	4,360,828
ConocoPhillips	60,739	5,331,062
Devon Energy Corp.	60,700	5,050,240
ExxonMobil Corp.	61,343	5,677,908
Marathon Oil Corp.	80,198	4,572,890
Noble Energy, Inc.	78,600	5,505,144
Suncor Energy, Inc.	61,200	5,802,372

		39,178,608
Financials 20.1%
Capital Markets 2.6%
Bank of New York Mellon Corp.	105,191	4,643,131
Merrill Lynch & Co., Inc.	37,027	2,639,284

		7,282,415
Commercial Banks 1.8%
Wachovia Corp.	51,203	2,567,830
Zions Bancorp.	38,394	2,636,516

		5,204,346
Diversified Financial Services 4.0%
Bank of America Corp.	53,275	2,678,135
Citigroup, Inc.	149,336	6,969,511
JPMorgan Chase & Co.	32,659	1,496,435

		11,144,081
Insurance 11.7%
Aflac, Inc.	70,300	4,009,912
Allstate Corp.	96,870	5,539,995
Genworth Financial, Inc. "A"	189,556	5,825,056
Hartford Financial Services Group, Inc.	47,700	4,414,635
Loews Corp.	77,088	3,727,205
MetLife, Inc.	67,760	4,724,905
Prudential Financial, Inc.	46,869	4,573,477

		32,815,185
Health Care 7.1%
Biotechnology 1.0%
Amgen, Inc.*	51,934	2,937,906
Health Care Equipment & Supplies 1.7%
Baxter International, Inc.	85,020	4,784,926
Health Care Providers & Services 0.7%
WellPoint, Inc.*	24,345	1,921,308
Life Sciences Tools & Services 0.3%
Thermo Fisher Scientific, Inc.*	15,000	865,800
Pharmaceuticals 3.4%
Abbott Laboratories	76,500	4,101,930
Pfizer, Inc.	124,538	3,042,463
Wyeth	50,909	2,267,996

		9,412,389
Industrials 8.5%
Aerospace & Defense 5.3%
Honeywell International, Inc.	72,600	4,317,522
L-3 Communications Holdings, Inc.	28,852	2,946,943
Raytheon Co.	50,700	3,235,674

United Technologies Corp.	54,941	4,421,652

		14,921,791
Industrial Conglomerates 1.8%
General Electric Co.	120,292	4,980,089
Machinery 1.4%
Dover Corp.	78,163	3,982,405
Information Technology 8.3%
Communications Equipment 3.1%
Cisco Systems, Inc.*	80,326	2,659,594
Nokia Oyj (ADR)	157,500	5,973,975

		8,633,569
Computers & Peripherals 3.9%
Brocade Communications Systems, Inc.*	380,251	3,254,948
Hewlett-Packard Co.	74,097	3,689,290
International Business Machines Corp.	34,800	4,099,440

		11,043,678
Semiconductors & Semiconductor Equipment 1.3%
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	353,775	3,580,203
Materials 5.5%
Chemicals 4.5%
Air Products & Chemicals, Inc.	47,900	4,682,704
Dow Chemical Co.	70,200	3,022,812
Potash Corp. of Saskatchewan, Inc.	47,669	5,038,613

		12,744,129
Containers & Packaging 1.0%
Sonoco Products Co.	88,100	2,658,858
Telecommunication Services 4.4%
Diversified Telecommunication Services
AT&T, Inc.	183,100	7,746,961
Verizon Communications, Inc.	104,913	4,645,548

		12,392,509
Utilities 9.8%
Electric Utilities 6.3%
Allegheny Energy, Inc.*	82,835	4,328,957
Duke Energy Corp.	179,400	3,352,986
Exelon Corp.	77,630	5,850,197
FPL Group, Inc.	70,157	4,271,158

		17,803,298
Independent Power Producers & Energy Traders 0.7%
TXU Corp.	30,100	2,060,947
Multi-Utilities 2.8%
Dominion Resources, Inc.	44,000	3,709,200
PG&E Corp.	86,433	4,131,497

		7,840,697

Total Common Stocks (Cost $208,012,707)		260,329,148
Securities Lending Collateral 2.1%
Daily Assets Fund Institutional, 5.38% (b) (c) (Cost $5,888,650)	5,888,650	5,888,650

Cash Equivalents 5.4%
Cash Management QP Trust, 5.14% (b) (Cost $15,191,217)	15,191,217	15,191,217
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $229,092,574)	100.1	281,409,015
Other Assets and Liabilities, Net (a)	(0.1)	(278,405)

Net Assets	100.0	281,130,610

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)

All or a portion of these securities were on loan amounting to $2,794,440. In addition, included in other assets and liabilities is a pending sale, amounting to $2,945,238, that is also on loan. The value of all securities loaned at September 30, 2007 amounted to $5,739,678 which is 2.0% of net assets.

(b)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending.
ADR: American Depositary Receipt

Investment Portfolio	as of September 30, 2007 (Unaudited)

DWS Mid Cap Growth VIP

	Shares	Value ($)

Common Stocks 97.3%
Consumer Discretionary 21.7%
Internet & Catalog Retail 2.9%
NutriSystem, Inc.* (a)	35,700	1,673,973
Specialty Retail 11.8%
Abercrombie & Fitch Co. "A" (a)	9,900	798,930
Dick's Sporting Goods, Inc.* (a)	19,500	1,309,425
Guess?, Inc. (a)	42,000	2,059,260
Tiffany & Co.	14,700	769,545
Urban Outfitters, Inc.* (a)	86,300	1,881,340

		6,818,500
Textiles, Apparel & Luxury Goods 7.0%
Coach, Inc.*	36,400	1,720,628
Crocs, Inc.* (a)	18,100	1,217,225
Polo Ralph Lauren Corp. (a)	14,640	1,138,260

		4,076,113
Consumer Staples 2.0%
Food & Staples Retailing 1.0%
Whole Foods Market, Inc. (a)	12,300	602,208
Personal Products 1.0%
Herbalife Ltd.	12,800	581,888

Energy 9.9%
Energy Equipment & Services 4.6%
FMC Technologies, Inc.* (a)	14,700	847,602
National-Oilwell Varco, Inc.*	7,400	1,069,300
Rowan Companies, Inc. (a)	21,150	773,667

		2,690,569
Oil, Gas & Consumable Fuels 5.3%
Southwestern Energy Co.*	34,100	1,427,085
Ultra Petroleum Corp.* (a)	26,430	1,639,717

		3,066,802
Financials 7.7%
Capital Markets
Affiliated Managers Group, Inc.* (a)	20,410	2,602,479
Eaton Vance Corp. (a)	14,500	579,420
T. Rowe Price Group, Inc. (a)	23,500	1,308,715

		4,490,614
Health Care 9.6%
Biotechnology 1.4%
Cephalon, Inc.* (a)	11,100	810,966
Health Care Equipment & Supplies 2.2%
Hologic, Inc.* (a)	20,800	1,268,800
Health Care Providers & Services 2.7%
Pediatrix Medical Group, Inc.*	24,000	1,570,080
Life Sciences Tools & Services 3.3%
Covance, Inc.*	13,500	1,051,650
Pharmaceutical Product Development, Inc. (a)	24,400	864,736

		1,916,386
Industrials 17.4%
Aerospace & Defense 1.8%
BE Aerospace, Inc.*	25,400	1,054,862
Construction & Engineering 1.3%
Aecom Technology Corp.* (a)	22,100	771,953
Electrical Equipment 3.1%
General Cable Corp.* (a)	8,900	597,368
Roper Industries, Inc. (a)	18,150	1,188,825

		1,786,193
Industrial Conglomerates 1.3%
McDermott International, Inc.*	13,800	746,304
Machinery 9.9%
Harsco Corp.	10,100	598,627
Manitowoc Co., Inc.	14,400	637,632
Oshkosh Truck Corp. (a)	25,580	1,585,193
Terex Corp.*	32,880	2,926,978

		5,748,430
Information Technology 22.8%
Communications Equipment 5.5%
Comverse Technologies, Inc.* (a)	79,990	1,583,802
F5 Networks, Inc.* (a)	43,100	1,602,889

		3,186,691

Internet Software & Services 4.3%
Akamai Technologies, Inc.* (a)	48,700	1,399,151
Digital River, Inc.* (a)	25,200	1,127,700

		2,526,851
IT Services 1.7%
VeriFone Holdings, Inc.*	22,100	979,693
Semiconductors & Semiconductor Equipment 5.9%
MEMC Electronic Materials, Inc.*	45,800	2,695,788
Tessera Technologies, Inc.*	19,300	723,750

		3,419,538
Software 5.4%
Activision, Inc.* (a)	58,900	1,271,651
Citrix Systems, Inc.* (a)	22,000	887,040
FactSet Research Systems, Inc.	13,900	952,845

		3,111,536
Materials 1.1%
Metals & Mining
Allegheny Technologies, Inc. (a)	6,000	659,700
Telecommunication Services 5.1%
Wireless Telecommunication Services
NII Holdings, Inc.* (a)	20,160	1,656,144
SBA Communications Corp. "A"* (a)	36,400	1,284,192

		2,940,336

Total Common Stocks (Cost $41,927,449)		56,498,986
Securities Lending Collateral 30.7%
Daily Assets Fund Institutional, 5.38% (b) (c) (Cost $17,834,984)	17,834,984	17,834,984
Cash Equivalents 3.3%
Cash Management QP Trust, 5.14% (b) (Cost $1,888,708)	1,888,708	1,888,708
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $61,651,141)	131.3	76,222,678
Other Assets and Liabilities, Net	(31.3)	(18,167,769)

Net Assets	100.0	58,054,909

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2007 amounted to $17,439,924 which is 30.0% of net assets.
(b)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending.

Investment Portfolio	as of September 30, 2007 (Unaudited)

DWS Moderate Allocation VIP

	Shares	Value ($)

Equity Funds 62.5%
DWS Blue Chip VIP "A"	339,771	5,147,535
DWS Capital Growth VIP "A"	402,701	8,211,072
DWS Davis Venture Value VIP "A"	810,181	12,047,387
DWS Dreman High Return Equity VIP "A"	552,300	8,488,852
DWS Dreman Small Mid Cap Value VIP "A"	444,597	9,323,189
DWS Global Opportunities VIP "A"	16,978	311,544
DWS Global Thematic VIP "A"	82,643	1,358,652
DWS Growth & Income VIP "A"	1,648,723	18,416,240
DWS Health Care VIP "A"	20,352	296,121
DWS International Select Equity VIP "A"	2,753	46,366
DWS International VIP "A"	1,240,062	18,910,949
DWS Large Cap Value VIP "A"	1,121,861	21,147,071
DWS Mid Cap Growth VIP "A"	7,574	106,648
DWS RREEF Real Estate Securities VIP "A"	125,205	2,306,282
DWS Small Cap Growth VIP "A"	195,059	3,107,287
DWS Technology VIP "A"	28,418	310,323

Total Equity Funds (Cost $96,379,481)		109,535,518
Fixed Income - Bond Funds 37.2%
DWS Core Fixed Income VIP "A"	5,066,204	59,173,259
DWS Government & Agency Securities VIP "A"	55	662
DWS High Income VIP "A"	608,629	4,826,429
DWS Strategic Income VIP "A"	105,923	1,222,346

Total Fixed Income - Bond Funds (Cost $64,740,900)		65,222,696
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $161,120,381)	99.7	174,758,214
Other Assets and Liabilities, Net	0.3	463,658

Net Assets	100.0	175,221,872

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Investment Portfolio	as of September 30, 2007 (Unaudited)

DWS Money Market VIP

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 13.6%
Bank of Tokyo-Mitsubishi-UFJ, Ltd., 5.3%, 2/21/2008	5,000,000	5,000,000
Barclays Bank PLC:
5.22%, 12/27/2007	1,200,000	1,200,000
5.5%, 3/12/2008	3,500,000	3,500,000
Citibank NA, 5.3%, 2/20/2008	2,000,000	2,000,000

Credit Agricole SA, 5.31%, 11/13/2007	1,500,000	1,499,982
Credit Industrial et Commercial:
5.21%, 12/21/2007	4,000,000	4,000,089
5.35%, 11/13/2007	3,000,000	3,000,031
HSH Nordbank AG, 5.35%, 1/11/2008	3,500,000	3,499,962
KBC Bank NV, 5.7%, 3/6/2008	1,500,000	1,500,631
Landesbank Baden Wurttemberg, 5.4%, 3/18/2008	1,500,000	1,500,000
Mizuho Corporate Bank, 5.6%, 11/30/2007	5,000,000	5,000,000
Norinchukin Bank, 5.345%, 11/26/2007	2,000,000	2,000,000
Societe Generale:
5.305%, 1/24/2008	3,000,000	3,000,047
5.35%, 1/18/2008	3,700,000	3,700,000
UBS AG:
5.39%, 3/18/2008	3,800,000	3,800,000
5.48%, 3/7/2008	3,800,000	3,800,000

Total Certificates of Deposit and Bank Notes (Cost $48,000,742)		48,000,742
Commercial Paper ** 40.0%
AstraZeneca PLC, 5.22%, 12/12/2007	3,000,000	2,968,680
Bank of America Corp., 5.185%, 1/22/2008	2,000,000	1,967,450
CAFCO LLC:
5.3%, 10/1/2007	11,000,000	11,000,000
5.75%, 11/26/2007	2,000,000	1,982,111
Caisse Nationale Des Caisses D'Epargne et Prevoyance, 5.168%, 11/13/2007	3,000,000	2,981,481
Cedar Springs Capital Co., LLC, 5.27%, 10/19/2007	4,500,000	4,488,142
Chariot Funding LLC, 5.75%, 11/19/2007	500,000	496,087
Ciesco LLC:
5.43%, 2/14/2008	2,500,000	2,448,717
5.45%, 2/14/2008	2,500,000	2,448,528
5.75%, 11/20/2007	4,000,000	3,968,055
Citibank Credit Card Issuance Trust, Series 01-43, 5.24%, 10/25/2007	1,500,000	1,494,760
CRC Funding LLC, 5.8%, 11/19/2007	2,500,000	2,480,264
CVS Corp., 5.5%, 10/1/2007	1,800,000	1,800,000
Falcon Asset Securitization Corp., 5.75%, 11/19/2007	2,000,000	1,984,347
General Electric Capital Corp., 5.15%, 1/24/2008	2,400,000	2,360,517
Giro Balanced Funding Corp., 5.275%, 10/19/2007	3,500,000	3,490,769
Grampian Funding Ltd.:
5.175%, 10/10/2007	1,500,000	1,498,059
5.18%, 12/20/2007	4,000,000	3,953,956
5.28%, 11/2/2007	7,200,000	7,166,208
5.75%, 11/26/2007	5,000,000	4,955,278
Liberty Street Funding, 6.0%, 11/16/2007	2,000,000	1,984,667
Monument Gardens Funding LLC:
5.2%, 1/31/2008	1,800,000	1,768,280
5.6%, 2/25/2008	1,500,000	1,465,700
6.15%, 11/26/2007	1,500,000	1,485,650
Nestle Capital Corp., 5.23%, 1/24/2008	2,000,000	1,966,586
Nieuw Amsterdam Receivables Corp.:
5.35%, 10/1/2007	8,000,000	8,000,000
5.45%, 10/1/2007	5,000,000	5,000,000
Norddeutsche Landesbank Girozentrale, 5.23%, 1/7/2008	1,500,000	1,478,644
Old Line Funding LLC:
5.9%, 11/14/2007	3,500,000	3,474,761
5.9%, 11/16/2007	2,000,000	1,984,922
6.0%, 11/26/2007	3,000,000	2,972,000
Park Avenue Receivables Co., LLC, 5.75%, 11/19/2007	2,000,000	1,984,347
Perry Global Funding LLC, Series A, 5.17%, 10/25/2007	1,500,000	1,494,830

Ranger Funding Co., LLC, 5.8%, 11/19/2007	2,000,000	1,984,211
Scaldis Capital LLC, 5.75%, 11/19/2007	2,000,000	1,984,347
Sheffield Receivables Corp.:
5.25%, 10/5/2007	10,000,000	9,994,167
6.1%, 12/13/2007	3,000,000	2,962,892
Societe Generale North America, Inc., 5.57%, 12/4/2007	2,500,000	2,475,244
Swedbank AB:
5.19%, 10/11/2007	2,000,000	1,997,117
5.8%, 10/5/2007	4,000,000	3,997,422
Swedbank Mortgage AB, 5.255%, 10/25/2007	3,000,000	2,989,490
Tempo Finance Corp., 5.36%, 12/19/2007	2,000,000	1,976,476
Tulip Funding Corp., 5.27%, 10/29/2007	3,000,000	2,987,703
UBS Finance (DE) LLC, 5.19%, 10/5/2007	3,000,000	2,998,270
Volkswagen of America, Inc., 5.6%, 10/1/2007	1,500,000	1,500,000
Westpac Banking Corp., 5.165%, 11/7/2007	3,000,000	2,984,075

Total Commercial Paper (Cost $141,825,210)		141,825,210
Short Term Notes * 33.3%
American Express Bank FSB, 5.79%, 11/8/2007	8,000,000	7,999,918
American Honda Finance Corp.:
5.33%, 11/9/2007	4,000,000	4,000,000
5.38%, 1/23/2008	3,000,000	3,000,452
Banco Bilbao Vizcaya Argentaria SA, 5.38%, 4/17/2008	3,500,000	3,500,821
Banco Espanol de Credito SA, 144A, 5.35%, 8/11/2008	3,700,000	3,700,000
Bank of America NA, 5.315%, 5/16/2008	2,500,000	2,500,000
BellSouth Corp., 5.682%, 11/15/2007	7,000,000	7,001,162
BNP Paribas:
5.118%, 8/25/2008	3,000,000	3,000,000
5.3%, 10/3/2007	10,000,000	9,999,980
Caja de Ahorros y Monte de Piedad de Madrid, 5.36%, 8/12/2008	1,000,000	1,000,000
Calyon, 144A, 5.18%, 10/21/2008	3,000,000	3,000,000
Canadian Imperial Bank of Commerce:
4.89%, 10/26/2007	3,000,000	2,999,951
4.91%, 6/9/2008	1,000,000	1,000,000
Danske Bank AS, 5.106%, 8/19/2008	3,200,000	3,199,811
DNB NOR Bank ASA, 5.131%, 5/23/2008	9,500,000	9,500,000
General Electric Capital Corp.:
5.156%, 8/19/2011	10,000,000	10,000,000
5.696%, 1/15/2008	2,000,000	1,999,365
Intesa Bank Ireland PLC, 5.141%, 8/22/2008	500,000	500,000
K2 (USA) LLC, 144A, 5.505%, 2/26/2008	8,000,000	8,000,947
Links Finance LLC:
5.32%, 4/28/2008	3,000,000	2,999,833
144A, 5.475%, 2/25/2008	4,000,000	3,999,914
M&I Marshall & Ilsley Bank, 5.572%, 8/14/2008	4,000,000	4,000,000
Merrill Lynch & Co., Inc.:
5.337%, 8/22/2008	3,500,000	3,500,000
5.753%, 8/15/2008	3,500,000	3,500,000
Morgan Stanley, 5.01%, 12/14/2007	1,500,000	1,500,000
Northern Rock PLC, 5.785%, 8/4/2008	3,500,000	3,500,000
Skandinaviska Enskilda Banken, 5.633%, 8/19/2008	4,000,000	4,000,000
UniCredito Italiano Bank (Ireland) PLC:
5.772%, 8/14/2008	1,000,000	1,000,000
5.84%, 8/8/2008	4,000,000	4,000,000

Total Short Term Notes (Cost $117,902,154)		117,902,154

Asset Backed 0.8%
Steers Mercury III Trust, 144A, 5.149%*, 5/27/2048 (Cost $2,959,658)	2,959,658	2,959,658
Master Notes 2.3%
Citigroup Global Markets, Inc., 5.35%*, 10/1/2007 (a) (Cost $8,000,000)	8,000,000	8,000,000
Promissory Notes 2.5%
The Goldman Sachs Group, Inc., 5.04%*, 1/18/2008 (Cost $9,000,000)	9,000,000	9,000,000
Time Deposit 2.8%
Bank of Tokyo-Mitsubishi-UFJ Ltd., 5.22%, 10/1/2007 (Cost $10,000,000)	10,000,000	10,000,000
Government & Agency Obligations 3.0%
US Government Sponsored Agencies 0.4%
Federal Home Loan Bank, 4.86% **, 3/5/2008	1,500,000	1,468,410
US Treasury Obligations 2.6%
US Treasury Bills:
4.14% **, 3/6/2008	2,000,000	1,963,890
4.31% **, 3/6/2008	2,000,000	1,962,407
US Treasury Note, 2.625%, 5/15/2008	5,400,000	5,340,991

Total Government & Agency Obligations (Cost $10,735,698)		10,735,698
Repurchase Agreements 2.2%
JPMorgan Securities, Inc., 5.1%, dated 9/28/2007, to be repurchased at $7,935,566 on 10/1/2007 (b) (Cost $7,932,195)	7,932,195	7,932,195
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $356,355,657)	100.5	356,355,657
Other Assets and Liabilities, Net	(0.5)	(1,940,670)

Net Assets	100.0	354,414,987

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of September 30, 2007.

**		Annualized yield at time of purchase; not a coupon rate.
(a)		Reset date; not a maturity date.
(b)		Collateralized by $8,197,774 Federal National Mortgage Association, with various coupon rates from 5.5 –5.75%, with various maturity dates of 10/25/2035-10/25/2036 with a value of $8,091,570.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Investment Portfolio	as of September 30, 2007 (Unaudited)

DWS Small Cap Growth VIP

	Shares	Value ($)

Common Stocks 98.3%
Consumer Discretionary 31.6%
Hotels Restaurants & Leisure 11.1%
Buffalo Wild Wings, Inc.* (a)	164,600	6,208,712
Chipotle Mexican Grill, Inc. "A"* (a)	48,500	5,729,305
Einstein Noah Restaurant Group, Inc.* (a)	123,600	2,317,500
McCormick & Schmick's Seafood Restaurants, Inc.*	145,200	2,734,116
Orient-Express Hotels Ltd. "A"	117,600	6,029,352

		23,018,985
Internet & Catalog Retail 2.0%
NutriSystem, Inc.* (a)	89,200	4,182,588
Specialty Retail 12.9%
bebe stores, inc. (a)	224,100	3,278,583
Citi Trends, Inc.* (a)	100,300	2,182,528
Guess?, Inc.	313,400	15,366,002
J. Crew Group, Inc.*	56,800	2,357,200
Zumiez, Inc.* (a)	83,600	3,709,332

		26,893,645
Textiles, Apparel & Luxury Goods 5.6%
Under Armour, Inc. "A"*	100,700	6,023,874
Volcom, Inc.* (a)	132,100	5,616,892

		11,640,766
Energy 10.3%
Energy Equipment & Services 4.5%
Atwood Oceanics, Inc.*	92,200	7,058,832
Dril-Quip, Inc.*	47,700	2,353,995

		9,412,827
Oil, Gas & Consumable Fuels 5.8%
Carrizo Oil & Gas, Inc.* (a)	201,100	9,021,346
EXCO Resources, Inc.*	175,900	2,909,386

		11,930,732
Financials 3.8%
Capital Markets 1.1%
FCStone Group, Inc.*	69,600	2,245,992
Diversified Financial Services 2.4%
Portfolio Recovery Associates, Inc. (a)	95,370	5,061,286
Insurance 0.3%
eHealth, Inc.*	26,100	722,970
Health Care 16.1%
Health Care Equipment & Supplies 6.1%
Hologic, Inc.* (a)	109,600	6,685,600
Orthofix International NV*	62,800	3,075,316
West Pharmaceutical Services, Inc.	69,000	2,874,540

		12,635,456
Health Care Providers & Services 7.4%
inVentiv Health, Inc.*	134,200	5,880,644
Nighthawk Radiology Holdings, Inc.* (a)	172,600	4,230,426
Providence Service Corp.* (a)	178,200	5,231,952

		15,343,022

Health Care Technology 2.6%
Allscripts Healthcare Solutions, Inc.* (a)	179,300	4,846,479
SXC Health Solutions Corp.*	38,270	613,085

		5,459,564
Industrials 10.3%
Aerospace & Defense 2.9%
BE Aerospace, Inc.*	145,900	6,059,227
Commercial Services & Supplies 3.2%
Fuel Tech, Inc.* (a)	94,700	2,091,923
Huron Consulting Group, Inc.*	63,500	4,611,370

		6,703,293
Construction & Engineering 1.8%
Aecom Technology Corp.*	105,100	3,671,143
Machinery 2.4%
Astec Industries, Inc.*	85,600	4,917,720
Information Technology 23.9%
Electronic Equipment & Instruments 3.4%
Itron, Inc.*	76,300	7,101,241
Internet Software & Services 8.6%
Bankrate, Inc.* (a)	87,100	4,017,052
CyberSource Corp.* (a)	218,200	2,550,758
Digital River, Inc.* (a)	166,600	7,455,350
LoopNet, Inc.*	95,900	1,969,786
Perficient, Inc.* (a)	88,100	1,926,747

		17,919,693
IT Services 1.1%
Forrester Research, Inc.*	93,200	2,196,724
Semiconductors & Semiconductor Equipment 9.3%
Atheros Communications*	69,200	2,073,924
FEI Co.* (a)	158,300	4,975,369
FormFactor, Inc.*	154,400	6,850,728
Standard Microsystems Corp.*	72,100	2,770,082
Tessera Technologies, Inc.*	72,800	2,730,000

		19,400,103
Software 1.5%
THQ, Inc.*	122,750	3,066,295
Materials 2.3%
Metals & Mining
A.M. Castle & Co.	22,800	743,280
Brush Engineered Materials, Inc.*	47,300	2,454,397
Haynes International, Inc.*	18,100	1,545,197

		4,742,874

Total Common Stocks (Cost $146,217,601)		204,326,146
Securities Lending Collateral 30.8%
Daily Assets Fund Institutional, 5.38% (b) (c) (Cost $63,956,175)	63,956,175	63,956,175
Cash Equivalents 1.9%
Cash Management QP Trust, 5.14% (b) (Cost $3,887,608)	3,887,608	3,887,608

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $214,061,384)	131.0	272,169,929
Other Assets and Liabilities, Net	(31.0)	(64,382,019)

Net Assets	100.0	207,787,910

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2007 amounted to $62,400,726 which is 30.0% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending.

Investment Portfolio	as of September 30, 2007 (Unaudited)

DWS Strategic Income VIP

		Principal Amount ($) (a)	Value ($)

Corporate Bonds 34.2%
Consumer Discretionary 7.2%
AAC Group Holding Corp., 14.75%, 10/1/2012 (PIK) (b)		44,277	43,391
Affinia Group, Inc., 9.0%, 11/30/2014 (b)		90,000	84,600
AMC Entertainment, Inc., 8.0%, 3/1/2014		145,000	138,112
American Achievement Corp., 8.25%, 4/1/2012		30,000	29,850
American Media Operations, Inc., Series B, 10.25%, 5/1/2009 (b)		40,000	35,600
Asbury Automotive Group, Inc.:
144A, 7.625%, 3/15/2017		65,000	59,800
8.0%, 3/15/2014 (b)		30,000	28,950
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015		45,000	43,763
Buffets, Inc., 12.5%, 11/1/2014		40,000	28,000
Burlington Coat Factory Warehouse Corp., 11.125%, 4/15/2014		55,000	51,425
Cablecom Luxembourg SCA, 144A, 8.0%, 11/1/2016	EUR	50,000	69,872
Cablevision Systems Corp., Series B, 9.82% **, 4/1/2009		25,000	25,750
Caesars Entertainment, Inc., 8.875%, 9/15/2008		65,000	66,381
CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015 (b)		50,000	50,500
Charter Communications Holdings LLC:
Series B, 10.25%, 9/15/2010		80,000	83,200
10.25%, 9/15/2010 (b)		325,000	332,312
11.0%, 10/1/2015		261,000	264,262
Claire's Stores, Inc., 144A, 9.25%, 6/1/2015		30,000	25,950
Cooper-Standard Automotive, Inc., 8.375%, 12/15/2014 (b)		40,000	34,800
CSC Holdings, Inc.:
7.25%, 7/15/2008		50,000	50,125
7.875%, 12/15/2007		150,000	150,187
Series B, 8.125%, 7/15/2009 (b)		30,000	30,525
Series B, 8.125%, 8/15/2009		25,000	25,438

Denny's Corp. Holdings, Inc., 10.0%, 10/1/2012	20,000	20,650
Dex Media East LLC/Financial, 12.125%, 11/15/2012 (b)	411,000	438,742
Dollar General Corp., 144A, 10.625%, 7/15/2015 (b)	60,000	56,400
Dollarama Group LP, 144A, 11.16% **, 8/15/2012	42,000	42,210
EchoStar DBS Corp.:
6.625%, 10/1/2014	65,000	65,325
7.125%, 2/1/2016	80,000	82,200
Fontainebleau Las Vegas Holdings LLC, 144A, 10.25%, 6/15/2015	80,000	75,000
Foot Locker, Inc., 8.5%, 1/15/2022	20,000	19,100
French Lick Resorts & Casinos LLC, 144A, 10.75%, 4/15/2014	210,000	166,950
General Motors Corp.:
7.2%, 1/15/2011	140,000	133,700
7.4%, 9/1/2025	60,000	48,300
8.375%, 7/15/2033	140,000	122,675
Goodyear Tire & Rubber Co., 11.25%, 3/1/2011 (b)	340,000	364,225
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015	55,000	55,000
Group 1 Automotive, Inc., 8.25%, 8/15/2013	30,000	30,000
Hanesbrands, Inc., Series B, 8.784% **, 12/15/2014 (b)	85,000	84,575
Hertz Corp.:
8.875%, 1/1/2014	80,000	82,400
10.5%, 1/1/2016	35,000	37,800
Idearc, Inc., 8.0%, 11/15/2016	280,000	279,300
ION Media Networks, Inc.:
144A, 11.0%, 7/31/2013	9,000	7,328
Series AI, 11.0%, 7/31/2013	18,000	14,657
144A, 11.61% **, 1/15/2013	55,000	56,100
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014	120,000	107,400
Jacobs Entertainment, Inc., 9.75%, 6/15/2014	100,000	99,500
Jarden Corp., 7.5%, 5/1/2017	50,000	48,375
Liberty Media LLC:
5.7%, 5/15/2013	10,000	9,342
8.25%, 2/1/2030 (b)	50,000	49,000
8.5%, 7/15/2029	95,000	96,036
Majestic Star Casino LLC, 9.5%, 10/15/2010	10,000	9,600
MediMedia USA, Inc., 144A, 11.375%, 11/15/2014	30,000	30,900
Metaldyne Corp.:
10.0%, 11/1/2013 (b)	45,000	42,750
11.0%, 6/15/2012 (b)	20,000	17,150
MGM MIRAGE:
6.75%, 9/1/2012	25,000	24,594
8.375%, 2/1/2011 (b)	50,000	52,125
Michaels Stores, Inc., 10.0%, 11/1/2014 (b)	85,000	87,125
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010	95,000	97,612
Norcraft Holdings/Capital, Step-up Coupon, 0% to 9/1/2008, 9.75% to 9/1/2012 (b)	155,000	138,725
OSI Restaurant Partners, Inc., 144A, 10.0%, 6/15/2015	65,000	57,525
Penske Automotive Group, Inc., 7.75%, 12/15/2016	140,000	134,050
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013	60,000	61,800
Quebecor Media, Inc., 144A, 7.75%, 3/15/2016 ***	40,000	38,400
Quebecor World, Inc., 144A, 9.75%, 1/15/2015	45,000	43,088
Reader's Digest Association, Inc., 144A, 9.0%, 2/15/2017	40,000	36,000
Sabre Holdings Corp., 8.35%, 3/15/2016	50,000	45,000
Sbarro, Inc., 10.375%, 2/1/2015 (b)	35,000	31,850
Seminole Hard Rock Entertainment, Inc., 144A, 8.194% **, 3/15/2014	65,000	63,456
Shingle Springs Tribal Gaming Authority, 144A, 9.375%, 6/15/2015	50,000	50,500
Simmons Co.:
Step-up Coupon, 0% to 12/15/2009, 10.0% to 12/15/2014	185,000	147,537

7.875%, 1/15/2014		40,000	38,400
Sinclair Broadcast Group, Inc., 8.0%, 3/15/2012 (b)		29,000	29,653
Sirius Satellite Radio, Inc., 9.625%, 8/1/2013 (b)		85,000	84,363
Six Flags, Inc., 9.75%, 4/15/2013		25,000	21,188
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013		55,000	54,313
Station Casinos, Inc., 6.5%, 2/1/2014 (b)		130,000	114,400
Telenet Group Holding NV, 144A, Step-up Coupon, 0% to 12/15/2008, 11.5% to 6/15/2014		288,000	285,120
The Bon-Ton Stores, Inc., 10.25%, 3/15/2014		45,000	42,075
Toys "R" Us, Inc., 7.375%, 10/15/2018		45,000	36,113
Travelport LLC:
9.875%, 9/1/2014		25,000	25,500
10.246% **, 9/1/2014		45,000	45,000
11.875%, 9/1/2016 (b)		25,000	26,188
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015		125,000	104,062
TRW Automotive, Inc., 144A, 7.0%, 3/15/2014 (b)		35,000	33,950
United Components, Inc., 9.375%, 6/15/2013		10,000	10,150
Univision Communications, Inc., 144A, 9.75%, 3/15/2015 (PIK)		225,000	219,375
UPC Holding BV, 144A, 7.75%, 1/15/2014	EUR	100,000	140,100
Vitro SAB de CV:
8.625%, 2/1/2012 (b)		40,000	39,400
9.125%, 2/1/2017		75,000	73,688
Series A, 11.75%, 11/1/2013		25,000	27,000
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009		40,000	40,100
XM Satellite Radio, Inc., 9.75%, 5/1/2014 (b)		115,000	115,287
Young Broadcasting, Inc., 8.75%, 1/15/2014		265,000	223,925

			7,484,220
Consumer Staples 1.6%
Alliance One International, Inc., 144A, 8.5%, 5/15/2012		20,000	19,600
Del Laboratories, Inc., 8.0%, 2/1/2012		50,000	46,000
Delhaize America, Inc.:
8.05%, 4/15/2027		20,000	21,292
9.0%, 4/15/2031		132,000	157,249
General Nutrition Center, Inc., 10.009% **, 3/15/2014 (PIK)		65,000	62,400
Harry & David Holdings, Inc., 10.621% **, 3/1/2012		60,000	57,600
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012		223,000	205,717
Pilgrim's Pride Corp., 7.625%, 5/1/2015		25,000	25,375
Reynolds American, Inc., 6.75%, 6/15/2017		600,000	613,665
Rite Aid Corp.:
7.5%, 3/1/2017		95,000	89,419
144A, 9.5%, 6/15/2017		50,000	46,750
Smithfield Foods, Inc., 7.75%, 7/1/2017 (b)		65,000	66,625
Tereos Europe SA, 144A, 6.375%, 4/15/2014	EUR	50,000	66,663
Viskase Companies, Inc., 11.5%, 6/15/2011		225,000	225,000

			1,703,355
Energy 3.5%
Belden & Blake Corp., 8.75%, 7/15/2012		255,000	259,462
Chaparral Energy, Inc., 8.5%, 12/1/2015		65,000	60,937
Chesapeake Energy Corp.:
6.25%, 1/15/2018		35,000	33,775
6.875%, 1/15/2016		170,000	170,000
7.75%, 1/15/2015 (b)		25,000	25,719
Cimarex Energy Co., 7.125%, 5/1/2017		45,000	44,663
Complete Production Services, Inc., 8.0%, 12/15/2016		85,000	84,044
Delta Petroleum Corp., 7.0%, 4/1/2015 (b)		125,000	106,250

Denbury Resources, Inc., 7.5%, 12/15/2015	20,000	20,500
Dynegy Holdings, Inc.:
6.875%, 4/1/2011 (b)	15,000	14,738
8.375%, 5/1/2016 (b)	105,000	105,525
Energy Partners Ltd., 144A, 9.75%, 4/15/2014	50,000	48,000
Frontier Oil Corp., 6.625%, 10/1/2011 (b)	40,000	39,300
GAZ Capital (Gazprom), 144A, 6.51%, 3/7/2022	230,000	227,677
Mariner Energy, Inc.:
7.5%, 4/15/2013	20,000	19,400
8.0%, 5/15/2017	40,000	39,100
OPTI Canada, Inc.:
144A, 7.875%, 12/15/2014	75,000	75,000
144A, 8.25%, 12/15/2014	55,000	55,412
Pemex Project Funding Master Trust:
8.0%, 11/15/2011 (b)	330,000	360,855
9.5%, 9/15/2027	205,000	278,595
Petronas Capital Ltd., Series REG S, 7.875%, 5/22/2022	115,000	137,352
Plains Exploration & Production Co., 7.0%, 3/15/2017	30,000	28,050
Quicksilver Resources, Inc., 7.125%, 4/1/2016	35,000	34,475
Sabine Pass LNG LP:
7.25%, 11/30/2013	100,000	98,500
7.5%, 11/30/2016	200,000	197,000
Stone Energy Corp., 6.75%, 12/15/2014	160,000	148,000
Tennessee Gas Pipeline Co., 7.625%, 4/1/2037	45,000	48,860
Tesoro Corp., 144A, 6.5%, 6/1/2017	75,000	74,437
VeraSun Energy Corp., 144A, 9.375%, 6/1/2017	40,000	34,400
Whiting Petroleum Corp.:
7.0%, 2/1/2014	55,000	52,800
7.25%, 5/1/2012	90,000	88,425
7.25%, 5/1/2013	20,000	19,500
Williams Companies, Inc.:
8.125%, 3/15/2012	180,000	193,950
8.75%, 3/15/2032	280,000	322,350
Williams Partners LP, 7.25%, 2/1/2017	45,000	45,900

		3,592,951
Financials 6.9%
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015	160,000	142,400
Ashton Woods USA LLC, 9.5%, 10/1/2015	145,000	114,550
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014	30,000	28,200
Conproca SA de CV, Series REG S, 12.0%, 6/16/2010	300,000	331,500
Countrywide Home Loans, Inc., Series K, 4.25%, 12/19/2007	1,000,000	988,426
Diageo Capital PLC, 4.375%, 5/3/2010	400,000	394,612
E*TRADE Financial Corp.:
7.375%, 9/15/2013	35,000	32,725
7.875%, 12/1/2015	90,000	83,250
8.0%, 6/15/2011	65,000	64,675
Ford Motor Credit Co., LLC:
7.25%, 10/25/2011	125,000	117,139
7.375%, 10/28/2009	690,000	676,584
7.875%, 6/15/2010	205,000	200,392
8.11% **, 1/13/2012	100,000	94,491
GMAC LLC:
6.875%, 9/15/2011	750,000	713,748
8.0%, 11/1/2031	111,000	108,900
Hawker Beechcraft Acquisition Co., LLC:
144A, 8.5%, 4/1/2015	100,000	102,250

144A, 8.875%, 4/1/2015 (PIK)		100,000	100,750
144A, 9.75%, 4/1/2017		70,000	71,575
Hexion US Finance Corp., 9.75%, 11/15/2014		60,000	66,000
Hub International Holdings, Inc., 144A, 9.0%, 12/15/2014		40,000	38,400
Inmarsat Finance PLC, Step-up Coupon, 0% to 11/15/2008, 10.375% to 11/15/2012		55,000	52,663
iPayment, Inc., 9.75%, 5/15/2014		45,000	42,975
KAR Holdings, Inc.:
144A, 8.75%, 5/1/2014		50,000	47,875
144A, 10.0%, 5/1/2015		40,000	37,500
Kreditanstalt fuer Wiederaufbau, 2.05%, 9/21/2009	JPY	115,000,000	1,020,324
Local TV Finance LLC, 144A, 9.25%, 6/15/2015 (PIK)		50,000	47,000
New ASAT (Finance) Ltd., 9.25%, 2/1/2011		60,000	45,000
Petroplus Finance Ltd., 144A, 7.0%, 5/1/2017		75,000	71,250
Pinnacle Foods Finance LLC, 144A, 9.25%, 4/1/2015		35,000	33,338
Realogy Corp., 144A, 12.375%, 4/15/2015 (b)		40,000	30,200
Residential Capital LLC:
6.224% **, 6/9/2008		20,000	18,400
7.125%, 11/21/2008 (b)		100,000	89,500
7.8% **, 11/21/2008		155,000	139,112
The Goldman Sachs Group, Inc., 6.75%, 10/1/2037 ***		305,000	306,534
Triad Acquisition Corp., Series B, 11.125%, 5/1/2013		35,000	29,925
U.S.I. Holdings Corp.:
144A, 9.433% **, 11/15/2014		25,000	23,750
144A, 9.75%, 5/15/2015		40,000	35,900
UCI Holdco, Inc., 144A, 12.694% **, 12/15/2013 (PIK)		60,466	57,443
Universal City Development Partners, 11.75%, 4/1/2010 (b)		235,000	245,575
Wimar Opco LLC, 144A, 9.625%, 12/15/2014		255,000	197,625
Yankee Acquisition Corp.:
Series B, 8.5%, 2/15/2015		40,000	38,800
Series B, 9.75%, 2/15/2017 (b)		30,000	28,350

			7,109,606
Health Care 1.5%
Advanced Medical Optics, Inc., 7.5%, 5/1/2017		80,000	73,600
Community Health Systems, Inc., 144A, 8.875%, 7/15/2015		390,000	400,725
HCA, Inc.:
6.5%, 2/15/2016		100,000	85,000
144A, 9.125%, 11/15/2014		95,000	100,225
144A, 9.25%, 11/15/2016		135,000	143,438
HEALTHSOUTH Corp.:
10.75%, 6/15/2016		90,000	94,725
11.409% **, 6/15/2014		20,000	20,850
IASIS Healthcare LLC, 8.75%, 6/15/2014		40,000	40,500
Omnicare, Inc., 6.125%, 6/1/2013		20,000	18,300
Psychiatric Solutions, Inc., 7.75%, 7/15/2015		50,000	50,625
PTS Acquisition Corp., 144A, 9.5%, 4/15/2015 (PIK)		25,000	23,625
Sun Healthcare Group, Inc., 144A, 9.125%, 4/15/2015		45,000	45,900
Surgical Care Affiliates, Inc., 144A, 8.875%, 7/15/2015 (PIK)		55,000	52,250
Tenet Healthcare Corp., 9.25%, 2/1/2015		150,000	132,375
The Cooper Companies, Inc., 7.125%, 2/15/2015		95,000	93,575
Universal Hospital Services, Inc., 144A, 8.5%, 6/1/2015 (PIK)		35,000	34,650
Vanguard Health Holding Co. II, LLC, 9.0%, 10/1/2014 (b)		150,000	145,500

			1,555,863
Industrials 3.6%
Actuant Corp., 144A, 6.875%, 6/15/2017		40,000	39,400
Aleris International, Inc.:

144A, 9.0%, 12/15/2014 (PIK)	20,000	18,500
9.0%, 12/15/2014 (PIK)	65,000	60,125
Allied Security Escrow Corp., 11.375%, 7/15/2011	85,000	85,000
American Color Graphics, Inc., 10.0%, 6/15/2010	80,000	59,200
ARAMARK Corp.:
8.5%, 2/1/2015 (b)	75,000	76,500
8.856% **, 2/1/2015	65,000	65,650
Baldor Electric Co., 8.625%, 2/15/2017 (b)	45,000	47,025
Belden, Inc., 144A, 7.0%, 3/15/2017	45,000	44,550
Bombardier, Inc., 144A, 6.75%, 5/1/2012	100,000	100,250
Bristow Group, Inc., 144A, 7.5%, 9/15/2017	55,000	56,100
Browning-Ferris Industries, Inc., 7.4%, 9/15/2035	165,000	155,100
Building Materials Corp. of America, 7.75%, 8/1/2014	65,000	58,825
Cenveo Corp., 7.875%, 12/1/2013	120,000	109,200
Congoleum Corp., 8.625%, 8/1/2008 *	125,000	105,312
DRS Technologies, Inc.:
6.625%, 2/1/2016	25,000	24,688
6.875%, 11/1/2013	135,000	135,000
7.625%, 2/1/2018	165,000	168,300
Education Management LLC, 8.75%, 6/1/2014	45,000	46,125
Esco Corp., 144A, 8.625%, 12/15/2013	95,000	93,575
General Cable Corp.:
7.125%, 4/1/2017 (b)	55,000	53,900
7.735% **, 4/1/2015	55,000	53,350
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013 (b)	40,000	38,400
Harland Clarke Holdings Corp., 9.5%, 5/15/2015 (b)	45,000	40,163
Iron Mountain, Inc., 8.75%, 7/15/2018 (b)	35,000	36,400
K. Hovnanian Enterprises, Inc.:
6.25%, 1/15/2016	175,000	134,750
8.875%, 4/1/2012	170,000	127,500
Kansas City Southern de Mexico SA de CV:
144A, 7.375%, 6/1/2014	40,000	39,100
144A, 7.625%, 12/1/2013	155,000	151,900
9.375%, 5/1/2012	85,000	89,037
Kansas City Southern Railway Co.:
7.5%, 6/15/2009	30,000	30,338
9.5%, 10/1/2008	325,000	331,906
Mobile Services Group, Inc., 144A, 9.75%, 8/1/2014	85,000	85,000
Navios Maritime Holdings, Inc., 9.5%, 12/15/2014	75,000	77,344
Panolam Industries International, Inc., 144A, 10.75%, 10/1/2013	30,000	28,500
R.H. Donnelley, Inc.:
144A, 8.875%, 10/15/2017 ***	50,000	50,750
10.875%, 12/15/2012	190,000	202,350
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014	13,000	14,268
RBS Global & Rexnord Corp., 9.5%, 8/1/2014	45,000	46,575
Saint Acquisition Corp., 144A, 12.5%, 5/15/2017	40,000	26,800
Sally Holdings LLC, 9.25%, 11/15/2014 (b)	55,000	55,550
Seitel, Inc., 9.75%, 2/15/2014	15,000	14,175
Ship Finance International Ltd., 8.5%, 12/15/2013	45,000	46,237
Terex Corp., 7.375%, 1/15/2014	30,000	30,450
Titan International, Inc., 8.0%, 1/15/2012	170,000	169,575
TransDigm, Inc., 7.75%, 7/15/2014	30,000	30,300
U.S. Concrete, Inc., 8.375%, 4/1/2014 (b)	55,000	51,150
United Rentals North America, Inc., 7.0%, 2/15/2014	95,000	96,900
Xerox Capital Trust I, 8.0%, 2/1/2027	35,000	35,310

		3,736,403

Information Technology 1.2%
Alion Science & Technology Corp., 10.25%, 2/1/2015		40,000	36,300
Freescale Semiconductor, Inc., 8.875%, 12/15/2014 (b)		45,000	43,425
L-3 Communications Corp.:
5.875%, 1/15/2015		160,000	153,600
Series B, 6.375%, 10/15/2015		80,000	78,600
Lucent Technologies, Inc., 6.45%, 3/15/2029		255,000	211,650
MasTec, Inc., 7.625%, 2/1/2017		65,000	63,212
Sanmina-SCI Corp.:
8.125%, 3/1/2016		30,000	25,950
144A, 8.444% **, 6/15/2010		40,000	39,600
Seagate Technology HDD Holdings, 6.8%, 10/1/2016		90,000	87,975
SunGard Data Systems, Inc., 10.25%, 8/15/2015 (b)		170,000	177,650
Unisys Corp., 7.875%, 4/1/2008		280,000	279,300
Vangent, Inc., 144A, 9.625%, 2/15/2015		35,000	32,638

			1,229,900
Materials 3.6%
Appleton Papers, Inc., Series B, 8.125%, 6/15/2011		25,000	24,688
ARCO Chemical Co., 9.8%, 2/1/2020		460,000	455,400
Associated Materials, Inc., Step-up Coupon, 0% to 3/1/2009, 11.25% to 3/1/2014 (b)		95,000	59,850
Cascades, Inc., 7.25%, 2/15/2013 (b)		140,000	137,200
Chemtura Corp., 6.875%, 6/1/2016		90,000	85,500
Clondalkin Acquisition BV:
144A, 6.73% **, 12/15/2013	EUR	50,000	68,802
144A, 7.694% **, 12/15/2013		75,000	72,000
CPG International I, Inc.:
10.5%, 7/1/2013		130,000	130,000
12.13% **, 7/1/2012		30,000	30,337
Equistar Chemical LP, 10.625%, 5/1/2011		66,000	68,970
Exopack Holding Corp., 11.25%, 2/1/2014		160,000	167,200
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/2017		75,000	81,937
GEO Specialty Chemicals, Inc., 144A, 13.729% **, 12/31/2009 (c)		283,000	232,060
Georgia-Pacific Corp., 144A, 7.125%, 1/15/2017		35,000	33,862
Gibraltar Industries, Inc., Series B, 8.0%, 12/1/2015		45,000	42,300
Hexcel Corp., 6.75%, 2/1/2015		195,000	192,562
Huntsman LLC, 11.625%, 10/15/2010		243,000	257,580
Jefferson Smurfit Corp., 8.25%, 10/1/2012 (b)		25,000	25,063
Koppers Holdings, Inc., Step-up Coupon, 0% to 11/15/2009, 9.875% to 11/15/2014		130,000	111,150
Lyondell Chemical Co.:
6.875%, 6/15/2017		235,000	254,975
10.5%, 6/1/2013 (b)		30,000	32,250
Massey Energy Co.:
6.625%, 11/15/2010		15,000	14,663
6.875%, 12/15/2013		105,000	97,912
Metals USA Holdings Corp., 144A, 11.36% **, 7/1/2012 (PIK)		70,000	65,100
Millar Western Forest Products Ltd., 7.75%, 11/15/2013 (b)		50,000	39,500
Momentive Performance Materials, Inc., 144A, 9.75%, 12/1/2014		60,000	59,400
Mueller Water Products, Inc., 7.375%, 6/1/2017		50,000	46,250
Neenah Foundry Co., 9.5%, 1/1/2017		30,000	27,450
NewMarket Corp., 7.125%, 12/15/2016		110,000	106,700
OI European Group BV, 144A, 6.875%, 3/31/2017	EUR	65,000	89,906
Pliant Corp., 11.625%, 6/15/2009 (PIK)		10	11
Radnor Holdings Corp., 11.0%, 3/15/2010 *		25,000	31
Smurfit-Stone Container Enterprises, Inc.:
8.0%, 3/15/2017		90,000	88,425

8.375%, 7/1/2012		45,000	45,000
Steel Dynamics, Inc., 144A, 6.75%, 4/1/2015		75,000	72,375
Terra Capital, Inc., Series B, 7.0%, 2/1/2017		140,000	136,500
The Mosaic Co., 144A, 7.375%, 12/1/2014		85,000	89,250
TriMas Corp., 9.875%, 6/15/2012		100,000	102,000
Witco Corp., 6.875%, 2/1/2026		35,000	28,613
Wolverine Tube, Inc., 10.5%, 4/1/2009		85,000	81,175

			3,753,947
Telecommunication Services 2.5%
American Cellular Corp., Series B, 10.0%, 8/1/2011		13,000	13,585
BCM Ireland, (Preferred), 144A, 11.574% **, 2/15/2017 (PIK)	EUR	58,084	79,917
Cell C Property Ltd., 144A, 11.0%, 7/1/2015		180,000	152,100
Centennial Communications Corp.:
10.0%, 1/1/2013 (b)		110,000	116,325
10.125%, 6/15/2013		40,000	42,400
Cincinnati Bell, Inc.:
7.25%, 7/15/2013		100,000	100,750
8.375%, 1/15/2014 (b)		55,000	54,862
Cricket Communications, Inc., 144A, 9.375%, 11/1/2014		120,000	121,800
Dobson Cellular Systems, 9.875%, 11/1/2012		75,000	81,000
Embratel, Series B, 11.0%, 12/15/2008		20,000	21,175
Grupo Iusacell SA de CV, Series B, 10.0%, 7/15/2004 *		30,000	30,000
Insight Midwest LP, 9.75%, 10/1/2009 (b)		26,000	26,033
Intelsat Bermuda Ltd.:
8.886% **, 1/15/2015		10,000	10,100
9.25%, 6/15/2016		35,000	36,313
11.25%, 6/15/2016		95,000	101,769
Intelsat Corp., 9.0%, 6/15/2016		40,000	41,200
Intelsat Ltd., 5.25%, 11/1/2008		35,000	34,125
Intelsat Subsidiary Holding Co., Ltd., 8.25%, 1/15/2013		80,000	81,200
iPCS, Inc., 144A, 7.481% **, 5/1/2013		25,000	24,250
MetroPCS Wireless, Inc., 144A, 9.25%, 11/1/2014		110,000	112,200
Millicom International Cellular SA, 10.0%, 12/1/2013		210,000	223,125
Nextel Communications, Inc., Series D, 7.375%, 8/1/2015		270,000	274,402
Nortel Networks Ltd.:
144A, 9.61% **, 7/15/2011		85,000	85,000
144A, 10.125%, 7/15/2013		20,000	20,575
Qwest Corp., 7.25%, 9/15/2025 (b)		20,000	19,650
Rural Cellular Corp., 9.875%, 2/1/2010		85,000	88,825
Stratos Global Corp., 9.875%, 2/15/2013		30,000	31,575
SunCom Wireless Holdings, Inc., 8.5%, 6/1/2013		100,000	104,625
US Unwired, Inc., Series B, 10.0%, 6/15/2012		110,000	117,959
Virgin Media Finance PLC:
8.75%, 4/15/2014	EUR	50,000	70,941
8.75%, 4/15/2014		160,000	164,000
West Corp., 9.5%, 10/15/2014		55,000	56,787

			2,538,568
Utilities 2.6%
AES Corp., 144A, 8.75%, 5/15/2013		465,000	486,506
Allegheny Energy Supply Co., LLC, 144A, 8.25%, 4/15/2012		370,000	396,825
CMS Energy Corp., 8.5%, 4/15/2011		225,000	241,630
Edison Mission Energy, 144A, 7.0%, 5/15/2017		85,000	83,725
Intergas Finance BV, Series REG S, 6.875%, 11/4/2011		375,000	379,800
Mirant Americas Generation LLC, 8.3%, 5/1/2011		80,000	80,800
Mirant North America LLC, 7.375%, 12/31/2013		30,000	30,450

NRG Energy, Inc.:
7.25%, 2/1/2014		165,000	165,412
7.375%, 2/1/2016		310,000	310,775
PSE&G Energy Holdings LLC, 10.0%, 10/1/2009 (b)		190,000	203,681
Regency Energy Partners LP, 8.375%, 12/15/2013		65,000	68,088
Reliant Energy, Inc., 7.875%, 6/15/2017 (b)		95,000	95,594
Sierra Pacific Resources:
6.75%, 8/15/2017		105,000	103,294
8.625%, 3/15/2014		25,000	26,463

			2,673,043
Total Corporate Bonds (Cost $35,678,109)			35,377,856
Commercial and Non-Agency Mortgage-Backed Securities 4.6%
Credit Suisse Mortgage Capital Certificates Trust, "A2", Series 2007-C1, 5.268%, 2/15/2040		1,174,000	1,171,954
Greenwich Capital Commercial Funding Corp., "A4", Series 2007-GG9, 5.444%, 3/10/2039		1,498,000	1,480,321
Morgan Stanley Capital I Trust, "A4", Series 2007-HQ11, 5.447%, 2/12/2044		720,000	710,462
Wachovia Bank Commercial Mortgage Trust, "A2", Series 2007-C32, 5.736% **, 6/15/2049		1,400,000	1,421,768
Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $4,808,966)			4,784,505
Asset Backed 0.9%
Credit Card Receivables
Washington Mutual Master Note Trust, "C1", Series 2007-C1, 144A, 6.15% **, 5/15/2014 (Cost $954,141)		1,000,000	965,781
Government and Agency Obligations 44.2%
Sovereign Bonds 29.2%
Aries Vermogensverwaltung GmbH, Series C, REG S, 9.6%, 10/25/2014		250,000	313,125
Canadian Government, 4.5%, 6/1/2015	CAD	1,100,000	1,118,646
Dominican Republic, Series REG S, 9.5%, 9/27/2011		254,920	269,578
Egypt Government AID Bonds, 4.45%, 9/15/2015		5,050,000	4,898,500
Federal Republic of Germany, Series 94, 6.25%, 1/4/2024	EUR	700,000	1,189,962
Federative Republic of Brazil:
6.0%, 1/17/2017		1,330,000	1,347,955
7.125%, 1/20/2037 (b)		310,000	346,270
7.875%, 3/7/2015		235,000	265,432
8.75%, 2/4/2025		260,000	332,800
8.875%, 10/14/2019		610,000	759,450
11.0%, 8/17/2040 (b)		655,000	876,062
12.5%, 1/5/2016	BRL	250,000	158,156
Government of Malaysia, Series 1/04, 4.305%, 2/27/2009	MYR	1,650,000	489,372
Government of Ukraine:
Series REG S, 4.95%, 10/13/2015	EUR	130,000	171,304
Series REG S, 7.65%, 6/11/2013		150,000	160,133
Kingdom of Spain, 3.15%, 1/31/2016	EUR	1,000,000	1,305,001
Province of Ontario, 4.7%, 6/2/2037	CAD	1,100,000	1,064,522
Province of Quebec, Series PO, 1.6%, 5/9/2013	JPY	126,000,000	1,105,319
Republic of Argentina:
5.389% **, 8/3/2012 (PIK)		518,750	466,091
5.83%, 12/31/2033 (PIK)	ARS	417	143
7.82%, 12/31/2033 (PIK)	EUR	633,294	774,361
Republic of Colombia:
8.25%, 12/22/2014		145,000	163,125
10.0%, 1/23/2012		290,000	337,125

Republic of El Salvador, 144A, 7.65%, 6/15/2035		576,000	646,560
Republic of Ghana, 144A, 8.5%, 10/4/2017 ***		100,000	101,750
Republic of Greece, 4.5%, 9/20/2037	EUR	200,000	265,033
Republic of Indonesia, 144A, 6.875%, 3/9/2017 (b)		340,000	354,008
Republic of Panama:
7.125%, 1/29/2026		141,000	152,280
9.375%, 1/16/2023		570,000	735,300
Republic of Peru, 7.35%, 7/21/2025 (b)		975,000	1,113,937
Republic of Philippines:
7.75%, 1/14/2031		100,000	110,750
8.0%, 1/15/2016 (b)		540,000	603,450
8.375%, 2/15/2011		20,000	21,750
9.375%, 1/18/2017		150,000	182,805
Republic of Serbia, 144A, Step-up Coupon, 3.75% to 11/1/2009, 6.75% to 11/1/2024 (b)		115,000	107,525
Republic of Turkey:
7.0%, 9/26/2016 (b)		425,000	432,969
7.25%, 3/15/2015		70,000	72,975
11.75%, 6/15/2010		405,000	464,737
20.0%, 10/17/2007	TRY	35	29
Republic of Uruguay:
7.625%, 3/21/2036		101,000	107,818
8.0%, 11/18/2022		265,000	294,150
9.25%, 5/17/2017		105,000	124,425
Republic of Venezuela, 10.75%, 9/19/2013		650,000	718,250
Russian Federation, Series REG S, 7.5%, 3/31/2030		1,422,850	1,604,833
Russian Ministry of Finance, Series VII, 3.0%, 5/14/2011		250,000	228,750
Socialist Republic of Vietnam, 144A, 6.875%, 1/15/2016 (b)		540,000	562,950
United Kingdom Treasury Bond:
5.0%, 3/7/2008	GBP	600,000	1,226,187
5.75%, 12/7/2009	GBP	700,000	1,453,467
United Mexican States:
5.625%, 1/15/2017 (b)		510,000	508,470
Series A, 6.75%, 9/27/2034 (b)		83,000	90,263

			30,197,853
US Government Sponsored Agencies 2.9%
Farmer Mac Guaranteed Trust, Series 2007-1, 144A, 5.125%, 4/19/2017		1,400,000	1,399,860
Tennessee Valley Authority, Series A, 6.79%, 5/23/2012		1,500,000	1,629,388

			3,029,248
US Treasury Obligations 12.1%
US Treasury Bill, 4.815% ****, 10/18/2007 (d)		723,000	721,892
US Treasury Bond, 5.0%, 5/15/2037		290,000	297,476
US Treasury Inflation Indexed Note, 2.0%, 4/15/2012		410,604	407,621
US Treasury Notes:
4.0%, 8/31/2009		5,010,000	5,013,522
4.125%, 8/31/2012		5,110,000	5,089,243
4.75%, 8/15/2017		1,030,000	1,043,841

			12,573,595
Total Government and Agency Obligations (Cost $44,380,305)			45,800,696
Senior Bank Loans 0.9%
Advanced Medical Optics, Inc., Term Loan B, LIBOR plus 1.75%, 6.651% **, 4/2/2014		29,925	28,504
Aleris International, Inc., Term Loan B, LIBOR plus 2.375%, 7.276% **, 12/19/2013		20,000	19,150
Dollar General Corp., Term Loan B, LIBOR plus 2.75%, 7.651% **, 7/6/2014		50,000	47,625

Export-Import Bank of Ukraine, 6.8%, 10/4/2012	205,000	198,378
First Data Corp., LIBOR plus 2.75%, 7.651%** 9/17/2014	160,000	155,200
Golden Nugget:
9.01% **, 6/14/2014	40,000	37,750
9.05% **, 6/16/2014	15,000	14,138
HCA, Inc., Term Loan A, LIBOR plus 2.25%, 7.151% **, 11/18/2012	170,000	165,061
Local TV On Satellite LLC, Term Loan B, LIBOR plus 2.25%, 7.151% **, 5/7/2013	30,000	28,725
Longview Power LLC, Term Loan B, 8.0% **, 4/1/2014	30,000	29,137
Sabre, Inc., Term Loan B, LIBOR plus 2.25%, 7.151% **, 9/30/2014	48,590	46,396
Symbion, Inc.:
Term Loan A, 5.2% **, 8/23/2013	25,000	24,469
Term Loan B, 5.2% **, 8/23/2014	25,000	24,292
Tribune Co., Term Loan B, 8.36% **, 5/24/2014	90,000	82,282
Total Senior Bank Loans (Cost $910,634)		901,107
	Shares	Value ($)

Warrants 0.0%
Dayton Superior Corp., 144A, Expiration Date 6/15/2009* (Cost $0)	10	0
	Units	Value ($)

Other Investments 0.2%
Hercules, Inc., (Bond Unit), 6.5%, 6/30/2029	85,000	73,950
IdleAire Technologies Corp. (Bond Unit), 144A, Step-up Coupon, 0% to 6/15/2008, 13.0% to 12/15/2012	160,000	92,800
Total Other Investments (Cost $192,455)		166,750
	Shares	Value ($)

Common Stocks 0.0%
GEO Specialty Chemicals, Inc.* (Cost $19,822)	2,058	1,749
Convertible Preferred Stock 0.0%
Consumer Discretionary
ION Media Networks, Inc.:
144A, 12.0% *	20,000	1,710
Series AI, 144A, 12.0%*	10,000	855
Total Convertible Preferred Stocks (Cost $4,191)		2,565
Securities Lending Collateral 8.1%
Daily Assets Fund Institutional, 5.38% (e) (f) (Cost $8,392,282)	8,392,282	8,392,282
Cash Equivalents 13.6%
Cash Management QP Trust, 5.14% (e) (Cost $14,127,913)	14,127,913	14,127,913
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $109,468,818)	106.7	110,521,204
Other Assets and Liabilities, Net	(6.7)	(6,984,195)
Net Assets	100.0	103,537,009

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default:

Securities	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
Congoleum Corp.	8.625%	8/1/2008	125,000	USD	105,994	105,312
Grupo Iusacell SA de CV	10.0%	7/15/2004	30,000	USD	21,475	30,000
Radnor Holdings Corp.	11.0%	3/15/2010	25,000	USD	17,152	31
					144,621	135,343
**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of September 30, 2007.

***						Delayed delivery.
****						Annualized yield at time of purchase; not a coupon rate.
(a)						Principal amount stated in US dollars unless otherwise noted.
(b)						All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2007 amounted to $8,216,606 which is 7.9% of net assets.
(c)						Security has a deferred interest payment of $9,219 from April 1, 2006.
(d)						At September 30, 2007, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)						Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)						Represents collateral held in connection with securities lending.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

PIK: Denotes that all or a portion of the income is paid in kind.
LIBOR: Represents the London InterBank Offered Rate.
At September 30, 2007, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)		Value ($)	Unrealized Appreciation/ Depreciation ($)
10 Year Canada Government Bond	12/18/2007	35	3,939,555		3,956,216	16,661
10 Year Japanese Government Bond	12/11/2007	7	8,248,550		8,223,393	(25,157)
10 Year US Treasury Note	12/19/2007	115	12,525,803		12,567,344	41,541
United Kingdom Treasury Bond	12/27/2007	7	1,529,769		1,531,593	1,824
Total net unrealized appreciation						34,869

At September 30, 2007, open futures contracts sold were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)
10 Year Australian Treasury Bond	12/17/2007	68	6,100,629	5,960,481	140,148
10 Year Federal Republic of Germany Bond	12/6/2007	82	13,267,032	13,175,433	91,599
Total net unrealized appreciation					231,747

At September 30, 2007, the Portfolio had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)
USD	1,644,000	EUR	1,200,000	10/4/2007	62,332
USD	481,781	AUD	577,000	12/18/2007	28,498
USD	2,683,025	CAD	2,786,000	12/18/2007	120,570
USD	6,542,220	EUR	4,704,000	12/18/2007	175,411
USD	8,813,013	GBP	4,350,000	12/18/2007	71,244
JPY	1,041,714,000	USD	9,226,873	12/18/2007	70,558
USD	5,297,326	SGD	7,960,000	12/18/2007	92,386
Total unrealized appreciation					620,999

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)
CAD	650,000	USD	634,970	10/4/2007	(17,567)
GBP	1,225,000	USD	2,465,668	10/4/2007	(31,464)
GBP	700,000	USD	1,400,469	10/4/2007	(26,463)
USD	1,306,267	JPY	150,000,000	10/4/2007	(1,055)
EUR	367,100	USD	509,237	10/17/2007	(14,466)
EUR	613,700	USD	851,318	10/17/2007	(24,183)
CHF	10,565,000	USD	8,978,804	12/18/2007	(147,364)
SEK	2,778,000	USD	416,336	12/18/2007	(15,745)
Total unrealized depreciation					(278,307)

Currency Abbreviations
ARS	Argentine Peso	JPY	Japanese Yen
AUD	Australian Dollar	MYR	Malaysian Ringgit
BRL	Brazilian Real	SEK	Swedish Krona
CAD	Canadian Dollar	SGD	Singapore Dollar
CHF	Swiss Franc	TRY	Turkish Lira
EUR	Euro	USD	United States Dollar
GBP	British Pound

Investment Portfolio	as of September 30, 2007 (Unaudited)

DWS Technology VIP

	Shares	Value ($)

Common Stocks 95.2%
Consumer Discretionary 0.7%
Media
Grupo Televisa SA (ADR)	46,300	1,119,071
Information Technology 94.0%
Communications Equipment 15.0%
Cisco Systems, Inc.*	221,800	7,343,798
Corning, Inc.	110,900	2,733,685
Juniper Networks, Inc.*	50,600	1,852,466
Nokia Oyj (ADR)	56,500	2,143,045
QUALCOMM, Inc.	174,616	7,379,272
Telefonaktiebolaget LM Ericsson (ADR)	84,800	3,375,040

		24,827,306
Computers & Peripherals 22.3%
Apple, Inc.*	30,100	4,621,554
Asustek Computer, Inc.	550,309	1,670,599
Brocade Communications Systems, Inc.*	129,900	1,111,944
Dell, Inc.*	144,400	3,985,440
Electronics for Imaging, Inc.*	29,800	800,428
EMC Corp.*	115,500	2,402,400
Foxconn Technology Co., Ltd.	118,450	1,368,438
Hewlett-Packard Co.	169,000	8,414,510
International Business Machines Corp.	48,600	5,725,080
Network Appliance, Inc.* (a)	86,800	2,335,788
SanDisk Corp.* (a)	30,600	1,686,060
Sun Microsystems, Inc.*	478,000	2,681,580

		36,803,821
Electronic Equipment & Instruments 3.3%
Brightpoint, Inc.* (a)	124,700	1,871,747
Hon Hai Precision Industry Co., Ltd.*	376,240	2,827,230
Phoenix Precision Technology Corp.	647,191	748,766

		5,447,743
Internet Software & Services 11.8%
Akamai Technologies, Inc.* (a)	76,200	2,189,226
Digital River, Inc.* (a)	26,800	1,199,300
eBay, Inc.*	74,900	2,922,598
Google, Inc. "A"*	17,800	10,097,406
Yahoo!, Inc.*	118,100	3,169,804

		19,578,334
IT Services 6.3%
Automatic Data Processing, Inc.	30,930	1,420,615
Cognizant Technology Solutions Corp. "A"*	46,700	3,725,259
Global Payments, Inc.	69,400	3,068,868
Paychex, Inc.	54,700	2,242,700

		10,457,442
Semiconductors & Semiconductor Equipment 18.4%
Advanced Micro Devices, Inc.* (a)	145,000	1,914,000
Advanced Semiconductor Engineering, Inc.	1,153,671	1,262,109
ASML Holding NV (NY Registered Shares)* (a)	39,100	1,284,826
Intel Corp.	416,989	10,783,335

Intersil Corp. "A"	42,500	1,420,775
Marvell Technology Group Ltd.* (a)	96,300	1,576,431
National Semiconductor Corp. (a)	70,800	1,920,096
NVIDIA Corp.*	63,150	2,288,556
PMC-Sierra, Inc.* (a)	106,400	892,696
SiRF Technology Holdings, Inc.* (a)	80,500	1,718,675
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	142,106	1,438,113
Texas Instruments, Inc.	109,200	3,995,628

		30,495,240
Software 16.9%
Activision, Inc.*	142,700	3,080,893
Adobe Systems, Inc.*	25,900	1,130,794
ANSYS, Inc.*	27,400	936,258
Autodesk, Inc.* (a)	24,600	1,229,262
Cadence Design Systems, Inc.* (a)	48,500	1,076,215
Citrix Systems, Inc.*	158,800	6,402,816
Electronic Arts, Inc.*	46,300	2,592,337
Microsoft Corp.	291,646	8,591,891
Salesforce.com, Inc.* (a)	37,300	1,914,237
VMware, Inc. "A"* (a)	12,100	1,028,500

		27,983,203
Telecommunication Services 0.5%
Wireless Telecommunication Services
NII Holdings, Inc.*	10,200	837,930

Total Common Stocks (Cost $123,302,955)		157,550,090
Securities Lending Collateral 11.7%
Daily Assets Fund Institutional, 5.38% (b) (c) (Cost $19,295,736)	19,295,736	19,295,736
Cash Equivalents 3.6%
Cash Management QP Trust, 5.14% (b) (Cost $5,929,123)	5,929,123	5,929,123
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $148,527,814)	110.5	182,774,949
Other Assets and Liabilities, Net	(10.5)	(17,385,239)

Net Assets	100.0	165,389,710

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2007 amounted to $18,890,279 which is 11.4% of net assets.
(b)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending.
ADR: American Depositary Receipt

Investment Portfolio	as of September 30, 2007 (Unaudited)

DWS Turner Mid Cap Growth VIP

	Shares	Value ($)

Common Stocks 96.6%
Consumer Discretionary 14.5%
Auto Components 0.8%
Goodyear Tire & Rubber Co.* (a)	36,680	1,115,439
Diversified Consumer Services 1.2%
Apollo Group, Inc. "A"*	27,210	1,636,682
Hotels Restaurants & Leisure 2.9%
WMS Industries, Inc.* (a)	45,345	1,500,919
Wynn Resorts Ltd. (a)	15,710	2,475,268

		3,976,187
Household Durables 1.0%
Garmin Ltd. (a)	11,570	1,381,458
Internet & Catalog Retail 1.5%
Expedia, Inc.* (a)	41,580	1,325,570
Priceline.com, Inc.* (a)	7,200	639,000

		1,964,570
Specialty Retail 4.3%
GameStop Corp. "A"* (a)	39,310	2,215,118
Guess?, Inc. (a)	40,020	1,962,181
J. Crew Group, Inc.* (a)	19,800	821,700
Zumiez, Inc.* (a)	17,090	758,283

		5,757,282
Textiles, Apparel & Luxury Goods 2.8%
Coach, Inc.*	47,130	2,227,835
Crocs, Inc.*	10,500	706,125
Under Armour, Inc. "A"* (a)	13,530	809,365

		3,743,325
Consumer Staples 3.8%
Beverages 2.1%
Hansen Natural Corp.* (a)	27,130	1,537,728
Pepsi Bottling Group, Inc.	36,070	1,340,722

		2,878,450
Food Products 1.7%
William Wrigley Jr. Co.	35,620	2,287,873
Energy 11.0%
Energy Equipment & Services 5.9%
Cameron International Corp.*	24,470	2,258,336
Diamond Offshore Drilling, Inc. (a)	14,420	1,633,642
National-Oilwell Varco, Inc.*	17,770	2,567,765
Weatherford International Ltd.*	22,770	1,529,689

		7,989,432
Oil, Gas & Consumable Fuels 5.1%
Quicksilver Resources, Inc.*	28,970	1,363,039
Range Resources Corp. (a)	49,714	2,021,371
Southwestern Energy Co.*	39,650	1,659,352
Williams Companies, Inc.	53,790	1,832,087

		6,875,849
Financials 7.2%
Capital Markets 3.9%
Affiliated Managers Group, Inc.* (a)	7,824	997,638
Northern Trust Corp.	22,810	1,511,619
T. Rowe Price Group, Inc.	48,530	2,702,635

		5,211,892
Diversified Financial Services 2.8%
IntercontinentalExchange, Inc.* (a)	14,470	2,197,993
Nymex Holdings, Inc. (a)	11,960	1,556,953

		3,754,946
Insurance 0.5%
Aon Corp.	16,200	725,922
Health Care 12.0%
Biotechnology 1.6%
Alexion Pharmaceuticals, Inc.* (a)	22,570	1,470,436
BioMarin Pharmaceutical, Inc.*	25,090	624,741

		2,095,177
Health Care Equipment & Supplies 4.7%
DENTSPLY International, Inc.	24,390	1,015,600
Hologic, Inc.* (a)	17,180	1,047,980
Intuitive Surgical, Inc.*	7,500	1,725,000
Kinetic Concepts, Inc.* (a)	14,480	814,934
St. Jude Medical, Inc.*	40,110	1,767,648

		6,371,162
Health Care Providers & Services 2.9%
Express Scripts, Inc.*	36,330	2,027,941
Health Net, Inc.*	16,680	901,554
Henry Schein, Inc.*	13,110	797,612
Laboratory Corp. of America Holdings*	3,110	243,295

		3,970,402
Pharmaceuticals 2.8%
Allergan, Inc.	32,050	2,066,263
Shire PLC (ADR)	22,460	1,661,591

		3,727,854
Industrials 12.8%
Aerospace & Defense 2.0%
Precision Castparts Corp.	17,970	2,659,201
Air Freight & Logistics 1.4%
C.H. Robinson Worldwide, Inc. (a)	35,890	1,948,468
Commercial Services & Supplies 0.6%
Corrections Corp. of America*	20,780	543,812
Stericycle, Inc.*	3,460	197,774

		741,586
Construction & Engineering 0.8%
Shaw Group, Inc.*	19,150	1,112,615
Electrical Equipment 3.4%
AMETEK, Inc.	30,040	1,298,329
First Solar, Inc.* (a)	12,420	1,462,331
Roper Industries, Inc.	28,170	1,845,135

		4,605,795
Industrial Conglomerates 0.8%
McDermott International, Inc.*	19,380	1,048,070
Machinery 3.8%
AGCO Corp.*	14,600	741,242
Cummins, Inc.	6,170	789,081
Harsco Corp.	27,250	1,615,108
Oshkosh Truck Corp. (a)	14,650	907,861
SPX Corp.	11,790	1,091,282

		5,144,574
Information Technology 26.9%
Communications Equipment 4.2%
F5 Networks, Inc.* (a)	54,440	2,024,624
Foundry Networks, Inc.*	55,490	986,057
Juniper Networks, Inc.*	71,890	2,631,893

		5,642,574
Internet Software & Services 4.2%
Omniture, Inc.*	24,000	727,680
SINA Corp.* (a)	21,730	1,039,781
VeriSign, Inc.* (a)	80,750	2,724,505
VistaPrint Ltd.* (a)	31,650	1,182,760

		5,674,726
IT Services 3.9%
MasterCard, Inc. "A" (a)	10,590	1,567,002
Paychex, Inc.	44,080	1,807,280
VeriFone Holdings, Inc.* (a)	42,660	1,891,118

		5,265,400
Semiconductors & Semiconductor Equipment 10.1%
Altera Corp.	52,710	1,269,257
Atheros Communications* (a)	22,010	659,639
Broadcom Corp. "A"*	71,160	2,593,070
Cavium Networks, Inc.* (a)	28,450	924,625
Intersil Corp. "A"	50,530	1,689,218
KLA-Tencor Corp. (a)	30,760	1,715,793
NVIDIA Corp.*	64,445	2,335,487
ON Semiconductor Corp.* (a)	53,430	671,081
Varian Semiconductor Equipment Associates, Inc.*	33,390	1,787,033

		13,645,203
Software 4.5%
Activision, Inc.*	64,050	1,382,840
Citrix Systems, Inc.*	38,920	1,569,254
Electronic Arts, Inc.*	33,700	1,886,863
Salesforce.com, Inc.* (a)	25,450	1,306,094

		6,145,051
Materials 3.9%
Chemicals 1.8%
Air Products & Chemicals, Inc.	17,510	1,711,778
The Mosaic Co.*	13,100	701,112

		2,412,890
Containers & Packaging 1.5%
Owens-Illinois, Inc.*	50,100	2,076,645
Metals & Mining 0.6%
Steel Dynamics, Inc.	15,700	733,190
Telecommunication Services 3.9%
Wireless Telecommunication Services
Crown Castle International Corp.* (a)	35,960	1,461,055
NII Holdings, Inc.*	46,990	3,860,228

		5,321,283
Utilities 0.6%
Independent Power Producers & Energy Traders
NRG Energy, Inc.* (a)	18,000	761,220

Total Common Stocks (Cost $93,079,883)		130,402,393
Securities Lending Collateral 28.3%
Daily Assets Fund Institutional, 5.38% (b) (c) (Cost $38,199,372)	38,199,372	38,199,372
Cash Equivalents 3.4%
Cash Management QP Trust, 5.14% (b) (Cost $4,586,935)	4,586,935	4,586,935
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $135,866,190)	128.3	173,188,700
Other Assets and Liabilities, Net (a)	(28.3)	(38,149,274)

Net Assets	100.0	135,039,426

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)

All or a portion of these securities were on loan amounting to $36,101,854. In addition, included in other assets and liabilities is a pending sale, amounting to $1,153,530, that is also on loan. The value of all securities loaned at September 30, 2007 amounted to $37,255,384 which is 27.6% of net assets.

(b)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending.
ADR: American Depositary Receipt

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Variable Series II

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 16, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Variable Series II

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 16, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        November 16, 2007